UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

ITEM 1.    SCHEDULE OF INVESTMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS Ivy Asset Strategy Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 1.6%
Boeing Co. (The) (A)	2,222	$282,718
Precision Castparts Corp. (A)	1,160	292,734

		575,452

Airlines – 0.4%
Japan Airlines Corp. (B)	2,697	149,075

Application Software – 1.9%
Adobe Systems, Inc. (A)(C)	4,037	292,132
Intuit, Inc. (A)	4,436	357,240

		649,372

Asset Management & Custody Banks – 0.8%
Apollo Global Management LLC	861	23,859
Blackstone Group L.P. (The)	2,475	82,755
KKR & Co. L.P.	6,998	170,268

		276,882

Auto Parts & Equipment – 1.0%
Continental AG (B)	1,474	341,288

Automobile Manufacturers – 1.0%
Ford Motor Co. (A)	21,304	367,284

Biotechnology – 2.1%
Amgen, Inc. (A)	2,530	299,476
Biogen Idec, Inc. (A)(C)	812	255,969
Gilead Sciences, Inc. (A)(C)	2,277	188,761

		744,206

Casinos & Gaming – 8.4%
Dynam Japan Holdings Co. Ltd. (B)	18,175	54,286
Galaxy Entertainment Group (B)(D)	229,601	1,836,714
Las Vegas Sands, Inc. (A)	13,461	1,025,968
Macau Legend Development Ltd. (B)(C)	101,358	70,228

		2,987,196

Construction Machinery & Heavy Trucks – 1.0%
Caterpillar, Inc. (A)	3,401	369,608

Consumer Electronics – 1.5%
Panasonic Corp. (B)	41,060	500,156
Sony Corp. (B)	2,676	44,424

		544,580

Data Processing & Outsourced Services – 1.4%
Alliance Data Systems Corp. (A)(C)	945	265,657
Visa, Inc., Class A (A)	1,116	235,237

		500,894

Diversified Banks – 1.4%
Societe Generale (B)	3,954	207,115
Wells Fargo & Co. (A)	5,797	304,665

		511,780

Diversified Chemicals – 0.8%
Dow Chemical Co. (The) (A)	5,646	290,532

Diversified Metals & Mining – 0.8%
Freeport-McMoRan Copper & Gold, Inc., Class B (A)	7,749	282,824

Electronic Equipment & Instruments – 0.5%
FUJIFILM Holdings Corp. (B)	6,963	194,162

Home Entertainment Software – 0.5%
Activision Blizzard, Inc. (A)	7,933	176,915

Industrial Conglomerates – 0.8%
Hutchison Whampoa Ltd., Ordinary Shares (B)	20,625	282,082

Integrated Oil & Gas – 2.3%
Chevron Corp.	1,380	180,094
Exxon Mobil Corp.	1,739	175,113
Occidental Petroleum Corp. (A)	4,432	454,867

		810,074

Internet Retail – 0.8%
Amazon.com, Inc. (A)(C)	835	271,159

Internet Software & Services – 1.7%
Facebook, Inc., Class A (A)(C)	2,953	198,680
Tencent Holdings Ltd. (B)	25,554	389,721

		588,401

Investment Banking & Brokerage – 2.2%
Goldman Sachs Group, Inc. (The) (A)	2,165	362,541
Nomura Holdings, Inc. (B)	61,981	438,682

		801,223

IT Consulting & Other Services – 1.0%
Cognizant Technology Solutions Corp., Class A (A)(C)	7,468	365,278

Life & Health Insurance – 4.8%
AIA Group Ltd. (B)	185,301	931,237
MetLife, Inc. (A)	6,859	381,108
Prudential Financial, Inc. (A)	4,069	361,178

		1,673,523

Managed Health Care – 0.5%
Humana, Inc. (A)	1,302	166,349

Movies & Entertainment – 6.0%
Delta Topco Ltd. (C)(E)	718,555	750,886
Legend Pictures LLC (C)(D)(E)(M)	190	354,503
Media Group Holdings LLC (C)(D)(E)(M)	381	818,617
Twenty-First Century Fox, Inc., Class A (A)	5,999	210,855

		2,134,861

Multi-Line Insurance – 3.0%
Allianz AG, Registered Shares (B)	2,631	438,457
American International Group, Inc. (A)	6,676	364,398
Axa S.A. (B)	10,951	261,734

		1,064,589

Oil & Gas Exploration & Production – 1.1%
ConocoPhillips (A)	4,422	379,085

Oil & Gas Storage & Transportation – 1.2%
Plains GP Holdings L.P., Class A	13,699	438,218

Pharmaceuticals – 0.6%
Bristol-Myers Squibb Co.	1,868	90,592
Roche Holdings AG, Genusscheine (B)	463	138,007

		228,599

Railroads – 0.8%
Union Pacific Corp.	2,691	268,407

Reinsurance – 1.0%
Swiss Re Ltd. (B)	4,167	370,771

Research & Consulting Services – 1.7%
Nielsen Holdings N.V.	12,645	612,155

Semiconductor Equipment – 1.3%
Applied Materials, Inc.	20,150	454,389

Semiconductors – 1.5%
Advanced Micro Devices, Inc. (C)	5,404	22,642
MediaTek, Inc. (B)	1,592	26,926
Taiwan Semiconductor Manufacturing Co. Ltd. (B)	30,135	127,674
Texas Instruments, Inc. (A)	7,548	360,723

		537,965

Specialty Chemicals – 0.8%
LyondellBasell Industries N.V., Class A	2,859	279,133

Systems Software – 1.2%
Microsoft Corp. (A)	5,076	211,661
Oracle Corp. (A)	5,456	221,111

		432,772

Technology Hardware, Storage & Peripherals – 0.8%
Apple, Inc. (A)	3,053	283,739
Hewlett-Packard Co.	389	13,088

		296,827

Wireless Telecommunication Service – 0.7%
NTT DoCoMo, Inc. (B)	15,044	257,209

TOTAL COMMON STOCKS – 60.9%		$21,675,119
(Cost: $17,495,874)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Adobe Systems, Inc.,
Call $72.50, Expires 7–18–14, OTC (Ctrpty: Citibank N.A.)	5,412	687
Apple, Inc.:
Call $92.86, Expires 7–18–14, OTC (Ctrpty: Bank of America N.A.)	13,440	2,312
Call $97.14, Expires 8–15–14, OTC (Ctrpty: UBS AG)	16,730	3,011
Caterpillar, Inc.,
Call $110.00, Expires 8–15–14, OTC (Ctrpty: Citibank N.A.)	8,575	1,724
ConocoPhillips,
Call $87.50, Expires 8–15–14, OTC (Ctrpty: Deutsche Bank AG)	30,430	3,166
DAX Index:
Put EUR9,600.00, Expires 8–15–14, OTC (Ctrpty: Societe Generale Bank) (F)	5,256	3,649
Put EUR9,600.00, Expires 8–15–14, OTC (Ctrpty: Morgan Stanley & Co., Inc.) (F)	5,256	3,649
Dow Chemical Co. (The):
Call $52.50, Expires 7–18–14, OTC (Ctrpty: Citibank N.A.)	11,934	400
Call $57.50, Expires 9–19–14, OTC (Ctrpty: Citibank N.A.)	11,934	316
EURO STOXX 50 Index:
Put EUR3,150.00, Expires 8–15–14, OTC (Ctrpty: Bank of America N.A.) (F)	7,963	3,805
Put EUR3,175.00, Expires 8–15–14, OTC (Ctrpty: JPMorgan Chase Bank N.A.) (F)	7,963	4,536
Hewlett-Packard Co.,
Call $36.00, Expires 7–18–14, OTC (Ctrpty: Societe Generale Bank)	29,556	177
iShares MSCI Emerging Markets ETF,
Put $41.00, Expires 8–15–14, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	167,222	4,264

S&P 500 Index,
Put $1,875.00, Expires 8–15–14	7,326	6,777
Texas Instruments, Inc.,
Call $47.00, Expires 7–18–14, OTC (Ctrpty: Deutsche Bank AG)	4,137	482
Wells Fargo & Co.:
Call $52.50, Expires 7–18–14, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	17,922	1,299
Call $55.00, Expires 8–15–14, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	6,615	122

TOTAL PURCHASED OPTIONS – 0.1%		$40,376
(Cost: $59,235)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.4%
Aston Martin Holdings Ltd.,
10.250%, 7–15–18 (G)(H)	$130,284	132,612

Movies & Entertainment – 2.7%
Delta Topco Ltd.,
10.000%, 11–24–60 (E)(H)	602,589	602,590
Legendary Pictures Funding LLC and Legendary Finance, Inc.,
8.000%, 3–15–18 (D)	351,700	351,700

		954,290

TOTAL CORPORATE DEBT SECURITIES – 3.1%		$1,086,902
(Cost: $1,090,782)

LOANS
Movies & Entertainment – 0.5%
Circuit of the Americas LLC,
6.000%, 6–30–17 (I)	10,200	10,200
Formula One Holdings Ltd. and Alpha Topco Ltd.,
9.250%, 10–16–19 (I)	176,800	184,093

		194,293

TOTAL LOANS – 0.5%		$194,293
(Cost: $184,884)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.500%, 9–15–17 (J)	123	2
5.000%, 5–15–18 (J)	479	34
5.500%, 3–15–23 (J)	372	38
5.500%, 10–15–25 (J)	704	105
5.500%, 1–15–33 (J)	320	59
5.500%, 5–15–33 (J)	562	110
6.000%, 11–15–35 (J)	574	117
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (J)	555	79
5.500%, 8–25–33 (J)	1,034	174
5.500%, 12–25–33 (J)	580	33
5.500%, 4–25–34 (J)	1,131	219
5.500%, 8–25–35 (J)	1,188	204
5.500%, 11–25–36 (J)	2,080	408
Government National Mortgage Association Agency REMIC/CMO:
5.500%, 3–20–32 (J)	336	14
7.000%, 5–20–33 (J)	2,150	567
5.000%, 7–20–33 (J)	9	—	*
5.500%, 11–20–33 (J)	75	3
5.500%, 7–20–35 (J)	680	130

		2,296

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$2,296
(Cost: $7,046)

BULLION – 6.5%	Troy Ounces
Gold	1,753	$2,329,279

(Cost: $2,406,252)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 1.4%
Banco del Estado de Chile:
0.200%, 7–16–14	$13,500	13,500
0.220%, 9–3–14	9,000	9,000
0.185%, 9–4–14	35,000	34,998
0.190%, 9–23–14	25,000	24,999
0.190%, 9–24–14	14,000	13,999
0.190%, 9–25–14	25,000	24,999
0.190%, 9–29–14	19,500	19,499
0.190%, 10–2–14	25,000	24,998
Bank of America N.A.:
0.210%, 7–15–14	19,000	19,000
0.170%, 7–21–14	25,000	25,001
0.170%, 8–20–14	2,000	2,000
Citibank N.A.:
0.160%, 8–14–14	11,300	11,301
0.170%, 9–4–14	135,500	135,510
0.160%, 10–1–14	50,000	50,000
Credit Suisse Group, New York Branch,
0.210%, 7–24–14	44,000	44,001

		452,805

Commercial Paper – 25.4%
Abbott Laboratories:
0.080%, 7–29–14 (K)	17,500	17,499
0.080%, 8–12–14 (K)	50,000	49,995
0.080%, 8–15–14 (K)	25,500	25,497
0.080%, 8–26–14 (K)	45,000	44,994
Air Products and Chemicals, Inc.:
0.070%, 7–1–14 (K)	20,000	20,000
0.090%, 7–8–14 (K)	28,000	27,999
0.100%, 7–9–14 (K)	24,000	23,999
0.170%, 7–28–14 (K)	85,000	84,989
0.170%, 9–3–14 (K)	10,462	10,459
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.080%, 7–9–14 (K)	30,000	29,999
0.080%, 7–14–14 (K)	20,000	19,999
0.090%, 7–15–14 (K)	26,000	25,999
0.070%, 7–22–14 (K)	16,700	16,699
0.100%, 8–6–14 (K)	80,000	79,992
0.130%, 8–11–14 (K)	40,000	39,994
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB):
0.090%, 7–10–14 (K)	28,000	27,999
0.090%, 8–11–14 (K)	32,920	32,917
0.160%, 8–15–14 (K)	60,000	59,988
0.150%, 8–21–14 (K)	15,950	15,946
0.110%, 9–2–14 (K)	6,301	6,299
0.150%, 9–3–14 (K)	17,000	16,995
Apple, Inc.:
0.070%, 7–7–14 (K)	25,000	24,999
0.070%, 7–8–14 (K)	48,280	48,279
0.050%, 7–15–14 (K)	30,000	29,999
0.070%, 7–29–14 (K)	150,000	149,993
Army & Air Force Exchange Service:
0.090%, 7–16–14 (K)	31,000	30,999
0.100%, 7–17–14 (K)	90,000	89,996
0.110%, 8–18–14 (K)	9,000	8,998
0.110%, 8–26–14 (K)	25,000	24,996
Bank of Nova Scotia (The):
0.140%, 7–1–14 (K)	7,700	7,700
0.160%, 8–5–14 (K)	8,500	8,499
Baxter International, Inc.:
0.170%, 7–3–14 (K)	25,000	25,000
0.160%, 7–16–14 (K)	28,900	28,898
Becton Dickinson & Co.:
0.130%, 7–1–14 (K)	39,000	39,000
0.140%, 7–30–14 (K)	55,000	54,994
Bemis Co., Inc.:
0.250%, 7–1–14 (K)	16,500	16,500

0.230%, 7–7–14 (K)	15,000	14,999
0.250%, 7–16–14 (K)	20,000	19,998
0.240%, 7–17–14 (K)	15,500	15,498
BMW U.S. Capital LLC (GTD by BMW AG):
0.100%, 7–7–14 (K)	25,000	25,000
0.090%, 7–9–14 (K)	14,000	14,000
0.090%, 7–10–14 (K)	25,000	24,999
0.080%, 7–11–14 (K)	18,194	18,193
0.090%, 7–14–14 (K)	40,000	39,999
0.090%, 7–16–14 (K)	18,300	18,299
BorgWarner, Inc.:
0.240%, 7–3–14 (K)	50,000	49,999
0.270%, 7–16–14 (K)	60,000	59,993
Campbell Soup Co.:
0.130%, 7–7–14 (K)	45,400	45,399
0.100%, 7–9–14 (K)	10,000	10,000
0.120%, 7–10–14 (K)	10,000	10,000
0.100%, 7–11–14 (K)	11,000	11,000
0.120%, 7–16–14 (K)	10,000	9,999
0.140%, 8–6–14 (K)	11,000	10,998
0.190%, 8–27–14 (K)	5,402	5,400
0.200%, 9–29–14 (K)	12,100	12,094
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.):
0.080%, 7–14–14 (K)	35,000	34,999
0.160%, 9–24–14 (K)	100,000	99,963
Chevron Corp.:
0.070%, 7–21–14 (K)	72,500	72,497
0.090%, 8–11–14 (K)	50,000	49,995
0.100%, 8–26–14 (K)	30,000	29,995
Clorox Co. (The):
0.230%, 7–7–14 (K)	7,575	7,575
0.250%, 7–9–14 (K)	14,900	14,899
0.220%, 7–10–14 (K)	10,000	9,999
0.210%, 7–14–14 (K)	7,180	7,179
0.220%, 7–21–14 (K)	1,600	1,600
Coca-Cola Co. (The):
0.110%, 8–12–14 (K)	50,000	49,993
0.110%, 8–13–14 (K)	15,000	14,998
0.110%, 8–20–14 (K)	85,000	84,987
0.110%, 8–21–14 (K)	25,850	25,846
0.110%, 8–22–14 (K)	25,000	24,996
0.120%, 9–2–14 (K)	25,000	24,995
Corporacion Andina de Fomento:
0.170%, 7–1–14 (K)	25,000	25,000
0.110%, 7–18–14 (K)	35,000	34,998
0.140%, 7–22–14 (K)	50,000	49,996
0.130%, 8–18–14 (K)	21,000	20,996
0.120%, 8–22–14 (K)	25,000	24,996
0.140%, 8–27–14 (K)	25,000	24,994
0.150%, 9–10–14 (K)	12,500	12,496
Credit Suisse Group, New York Branch:
0.160%, 7–23–14 (K)	200,000	199,980
0.200%, 8–27–14 (K)	50,000	49,984
Danaher Corp.:
0.090%, 7–9–14 (K)	51,000	50,999
0.090%, 7–10–14 (K)	15,000	15,000
Diageo Capital plc (GTD by Diageo plc):
0.250%, 7–3–14 (K)	23,000	23,000
0.250%, 7–14–14 (K)	15,000	14,999
DTE Electric Co.,
0.160%, 7–2–14 (K)	40,000	40,000
Ecolab, Inc.:
0.270%, 7–2–14 (K)	3,450	3,450
0.250%, 7–7–14 (K)	14,100	14,099
0.250%, 7–9–14 (K)	24,750	24,748
0.210%, 7–11–14 (K)	15,000	14,999
0.240%, 7–14–14 (K)	15,000	14,999
0.250%, 7–16–14 (K)	20,000	19,998
0.270%, 7–23–14 (K)	5,000	4,999
0.220%, 7–25–14 (K)	30,000	29,995
0.270%, 7–28–14 (K)	28,000	27,994
Emerson Electric Co.:
0.070%, 7–22–14 (K)	14,000	13,999
0.110%, 8–15–14 (K)	28,000	27,996
0.110%, 8–18–14 (K)	45,000	44,993
0.120%, 8–27–14 (K)	30,000	29,994

0.130%, 9–15–14 (K)	60,000	59,984
0.130%, 9–16–14 (K)	2,207	2,206
Enbridge, Inc.:
0.250%, 7–9–14 (K)	15,000	14,999
0.260%, 7–14–14 (K)	70,000	69,993
0.250%, 7–15–14 (K)	25,000	24,997
0.260%, 7–17–14 (K)	22,000	21,997
Essilor International S.A.:
0.070%, 7–7–14 (K)	25,000	25,000
0.080%, 7–9–14 (K)	65,000	64,999
0.100%, 7–11–14 (K)	16,000	15,999
0.100%, 7–18–14 (K)	57,000	56,997
0.130%, 8–18–14 (K)	27,000	26,994
0.170%, 8–20–14 (K)	17,000	16,996
0.100%, 8–26–14 (K)	30,000	29,995
Exxon Mobil Corp.:
0.050%, 7–1–14 (K)	1,133	1,133
0.080%, 7–7–14 (K)	150,000	149,999
0.060%, 7–10–14 (K)	1,003	1,003
Fannie Mae Discount Notes,
0.030%, 7–29–14 (K)	4,000	4,000
Federal Home Loan Bank:
0.000%, 7–9–14 (K)	24,918	24,918
0.050%, 7–16–14 (K)	25,000	24,999
0.050%, 7–21–14 (K)	25,585	25,584
0.030%, 7–22–14 (K)	100,000	99,998
0.020%, 7–23–14 (K)	100,000	99,998
0.030%, 7–28–14 (K)	25,000	24,999
0.060%, 7–30–14 (K)	107,893	107,889
0.040%, 8–1–14 (K)	17,000	16,999
0.050%, 8–6–14 (K)	17,900	17,899
0.050%, 8–7–14 (K)	49,776	49,774
0.060%, 8–12–14 (K)	100,000	99,992
0.030%, 8–29–14 (K)	150,000	149,994
General Mills, Inc.:
0.150%, 7–2–14 (K)	4,500	4,500
0.160%, 7–7–14 (K)	25,000	24,999
0.130%, 7–8–14 (K)	19,000	18,999
0.160%, 7–11–14 (K)	18,000	17,999
0.150%, 7–14–14 (K)	32,000	31,998
0.150%, 7–21–14 (K)	45,000	44,996
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc):
0.090%, 7–8–14 (K)	57,000	56,999
0.090%, 7–15–14 (K)	50,000	49,998
0.100%, 8–5–14 (K)	93,000	92,991
0.170%, 9–3–14 (K)	50,000	49,984
0.200%, 10–2–14 (K)	15,000	14,992
Google, Inc.,
0.060%, 7–23–14 (K)	25,000	24,999
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.):
0.170%, 7–8–14 (K)	20,000	19,999
0.170%, 7–9–14 (K)	30,000	29,999
0.210%, 7–10–14 (K)	15,000	14,999
0.170%, 7–16–14 (K)	15,000	14,999
0.180%, 7–28–14 (K)	15,000	14,998
0.190%, 8–8–14 (K)	15,000	14,997
Hewlett-Packard Co.,
0.280%, 7–28–14 (K)	62,000	61,986
Honeywell International, Inc.,
0.090%, 7–21–14 (K)	10,000	9,999
ICICI Bank Ltd. (GTD by Wells Fargo Bank N.A.):
0.190%, 7–22–14 (K)	7,700	7,699
0.180%, 7–28–14 (K)	15,000	14,998
0.190%, 7–28–14 (K)	28,550	28,541
0.190%, 9–25–14 (K)	16,802	16,784
International Business Machines Corp.,
0.080%, 8–6–14 (K)	33,000	32,997
John Deere Capital Corp.,
0.090%, 7–15–14 (K)	30,000	29,999
John Deere Financial Ltd. (GTD by John Deere Capital Corp.):
0.080%, 7–8–14 (K)	44,000	43,999
0.090%, 7–11–14 (K)	23,000	22,999
0.090%, 7–14–14 (K)	24,000	23,999

0.080%, 7–18–14 (K)	24,000	23,999
0.090%, 7–22–14 (K)	25,000	24,999
John Deere Financial, Inc. (GTD by John Deere Capital Corp.),
0.090%, 7–14–14 (K)	44,000	43,998
Johnson & Johnson,
0.050%, 7–1–14 (K)	61,262	61,262
Kellogg Co.,
0.150%, 7–7–14 (K)	50,000	49,999
Kimberly-Clark Worldwide, Inc. (GTD by Kimberly-Clark Corp.):
0.070%, 7–8–14 (K)	42,000	41,999
0.050%, 7–16–14 (K)	12,725	12,725
Kroger Co. (The):
0.220%, 7–7–14 (K)	60,000	59,997
0.230%, 7–25–14 (K)	60,000	59,990
L Air Liquide S.A.:
0.170%, 8–6–14 (K)	25,000	24,996
0.180%, 8–8–14 (K)	10,250	10,248
L Oreal USA, Inc.,
0.090%, 7–8–14 (K)	9,000	9,000
McCormick & Co., Inc.:
0.110%, 7–1–14 (K)	2,109	2,109
0.240%, 8–5–14 (K)	37,000	36,991
0.250%, 8–7–14 (K)	25,000	24,994
Medtronic, Inc.,
0.080%, 7–17–14 (K)	50,000	49,998
Microsoft Corp.:
0.080%, 7–30–14 (K)	25,000	24,998
0.080%, 8–6–14 (K)	50,000	49,996
0.080%, 8–13–14 (K)	25,000	24,998
0.090%, 8–27–14 (K)	173,000	172,976
NBCUniversal Enterprise, Inc.:
0.230%, 7–7–14 (K)	38,000	37,998
0.230%, 7–11–14 (K)	45,000	44,997
Nestle Capital Corp. (GTD by Nestle S.A.),
0.080%, 8–20–14 (K)	150,000	149,984
Nestle Finance International Ltd. (GTD by Nestle S.A.):
0.070%, 7–9–14 (K)	20,000	20,000
0.080%, 7–14–14 (K)	60,000	59,998
0.090%, 7–16–14 (K)	20,000	19,999
0.090%, 7–18–14 (K)	15,000	14,999
PACCAR Financial Corp. (GTD by PACCAR, Inc.):
0.070%, 7–7–14 (K)	17,000	17,000
0.080%, 7–8–14 (K)	21,335	21,335
0.070%, 7–9–14 (K)	31,700	31,699
0.080%, 7–10–14 (K)	18,800	18,800
0.080%, 7–11–14 (K)	20,000	20,000
0.080%, 7–17–14 (K)	9,000	9,000
0.090%, 7–18–14 (K)	7,114	7,114
0.080%, 7–21–14 (K)	20,000	19,999
0.180%, 9–5–14 (K)	35,000	34,989
PepsiCo, Inc.:
0.060%, 7–14–14 (K)	45,000	44,999
0.090%, 7–24–14 (K)	137,125	137,117
0.110%, 8–4–14 (K)	50,000	49,995
0.110%, 8–11–14 (K)	70,000	69,991
0.060%, 8–27–14 (K)	2,200	2,200
Procter & Gamble Co. (The):
0.060%, 7–14–14 (K)	75,000	74,998
0.060%, 7–16–14 (K)	24,000	23,999
0.060%, 7–21–14 (K)	50,000	49,998
0.060%, 7–23–14 (K)	30,000	29,999
0.080%, 7–31–14 (K)	27,690	27,688
0.080%, 8–13–14 (K)	50,000	49,995
0.080%, 8–25–14 (K)	50,000	49,994
Prudential Funding LLC (GTD by Prudential Financial, Inc.),
0.060%, 7–1–14 (K)	35,000	35,000
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.170%, 7–1–14 (K)	20,600	20,600
Roche Holdings, Inc.:
0.080%, 7–7–14 (K)	50,000	49,999
0.120%, 7–14–14 (K)	84,000	83,996

0.080%, 7–15–14 (K)	50,000	49,998
0.120%, 7–21–14 (K)	38,853	38,850
0.080%, 7–24–14 (K)	58,000	57,997
0.070%, 7–25–14 (K)	25,000	24,999
0.090%, 8–8–14 (K)	40,000	39,996
0.140%, 8–11–14 (K)	15,000	14,998
Siemens Capital Co. LLC (GTD by Siemens AG),
0.120%, 7–28–14 (K)	89,971	89,962
Sonoco Products Co.,
0.170%, 7–1–14 (K)	31,073	31,073
St. Jude Medical, Inc.:
0.190%, 7–8–14 (K)	17,000	16,999
0.150%, 7–17–14 (K)	2,256	2,256
0.180%, 7–25–14 (K)	55,000	54,993
0.240%, 8–1–14 (K)	40,000	39,991
0.230%, 8–5–14 (K)	18,000	17,996
0.240%, 8–29–14 (K)	35,000	34,986
0.230%, 9–4–14 (K)	27,400	27,388
Sysco Corp.,
0.070%, 7–1–14 (K)	63,985	63,985
Toronto-Dominion Holdings USA, Inc. (GTD by Toronto Dominion Bank):
0.140%, 7–8–14 (K)	50,000	49,999
0.130%, 7–11–14 (K)	40,000	39,998
0.100%, 7–22–14 (K)	30,000	29,998
0.120%, 8–11–14 (K)	45,000	44,994
0.110%, 8–18–14 (K)	25,000	24,996
Total Capital Canada Ltd. (GTD by Total S.A.):
0.100%, 7–10–14 (K)	138,152	138,150
0.080%, 7–18–14 (K)	15,793	15,792
0.160%, 8–19–14 (K)	112,000	111,975
Unilever N.V. (GTD by Unilever plc),
0.180%, 9–8–14 (K)	25,000	24,991
USAA Capital Corp.:
0.060%, 7–1–14 (K)	78,000	78,000
0.060%, 7–2–14 (K)	73,882	73,882
Virginia Electric and Power Co.:
0.210%, 7–3–14 (K)	35,700	35,699
0.200%, 7–7–14 (K)	10,000	10,000
0.200%, 7–8–14 (K)	75,000	74,997
0.210%, 7–11–14 (K)	25,000	24,998
0.210%, 7–28–14 (K)	23,620	23,616
W.W. Grainger, Inc.,
0.060%, 7–2–14 (K)	5,000	5,000
Wal-Mart Stores, Inc.:
0.070%, 7–7–14 (K)	71,000	70,999
0.060%, 7–14–14 (K)	16,861	16,861
0.080%, 7–31–14 (K)	50,000	49,996
Wisconsin Electric Power Co.:
0.180%, 7–7–14 (K)	14,739	14,738
0.180%, 7–8–14 (K)	25,025	25,024
Wisconsin Gas LLC,
0.110%, 7–10–14 (K)	54,378	54,376

		9,049,267

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (L)	5,215	5,215

Municipal Obligations – Taxable – 1.7%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.),
0.040%, 7–7–14 (L)	30,000	30,000
CA GO Bonds, Ser 2005A3 (GTD by Bank of America N.A.),
0.060%, 7–7–14 (L)	5,000	5,000
CA GO Notes, Ser B-6 (Taxable), (GTD by Bank of America N.A.),
0.090%, 7–9–14	10,000	10,000
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America N.A.),
0.030%, 7–1–14 (L)	18,800	18,800

CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron USA, Inc. Proj), Ser 2010C (GTD by Chevron Corp.),
0.010%, 7–1–14 (L)	12,386	12,386
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co.), Ser C (GTD by JPMorgan Chase Bank N.A.),
0.010%, 7–1–14 (L)	24,701	24,701
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by U.S. Government),
0.070%, 7–7–14 (L)	1,443	1,443
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.),
0.040%, 7–7–14 (L)	26,375	26,375
Columbus Rgnl Arpt Auth, Cap Fund Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.),
0.050%, 7–7–14 (L)	7,400	7,400
Dev Auth of Gwinnet Cnty, Rec Zone Fac Bonds (Nilhan Hosp, LLC Proj), Ser 2010 (GTD by U.S. Bank N.A.),
0.050%, 7–7–14 (L)	6,000	6,000
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co. Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Co.),
0.050%, 7–1–14 (L)	1,465	1,465
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.),
0.050%, 7–7–14 (L)	9,300	9,300
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.),
0.050%, 7–7–14 (L)	6,000	6,000
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.060%, 7–7–14 (L)	32,300	32,300
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.),
0.050%, 7–7–14 (L)	1,905	1,905
IL Fin Auth, Adj Rate Demand Rev Bonds (Chicago Symphony Orchestra), Ser 2008 (GTD by U.S. Bank N.A.),
0.050%, 7–7–14 (L)	24,965	24,965
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank N.A.),
0.070%, 7–7–14 (L)	855	855
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.),
0.040%, 7–1–14 (L)	9,000	9,000
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012A (GTD by U.S. Bank N.A.),
0.030%, 7–1–14 (L)	28,600	28,600
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York (The)),
0.060%, 7–7–14 (L)	6,605	6,605
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank N.A.),
0.040%, 7–7–14 (L)	14,600	14,600

Metro Atlanta Rapid Transit Auth, Sales Tax Rev Notes, Ser 2012C-1 (Tax-Exempt) (GTD by Bank of NewYork Mellon Corp. (The)),
0.070%, 7–1–14	37,500	37,500
Metro Atlanta Rapid Transit Auth, Sales Tax Rev Notes, Ser 2012C-2 (Tax-Exempt) (GTD by Bank of NewYork Mellon Corp. (The)),
0.070%, 7–1–14	9,000	9,000
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.040%, 7–1–14 (L)	23,877	23,877
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.020%, 7–1–14 (L)	35,623	35,623
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.020%, 7–1–14 (L)	29,175	29,175
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2010J (GTD by Chevron Corp.),
0.030%, 7–1–14 (L)	26,838	26,838
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser E (GTD by Chevron Corp.),
0.030%, 7–1–14 (L)	39,894	39,894
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Tax Exempt), (GTD by TD Bank N.A.),
0.080%, 7–15–14	14,922	14,922
Muni Impvt Corp. of Los Angeles, Lease Rev, Ser B-2 (Taxable), (GTD by JPMorgan Chase & Co.),
0.110%, 9–2–14	3,684	3,684
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank N.A.),
0.060%, 7–7–14 (L)	19,084	19,084
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank N.A.),
0.060%, 7–7–14 (L)	12,200	12,200
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012A,
0.060%, 7–7–14 (L)	7,000	7,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2013A,
0.060%, 7–7–14 (L)	10,000	10,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2014A,
0.060%, 7–7–14 (L)	3,000	3,000
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-1 (GTD by Bank of America N.A.),
0.060%, 7–7–14 (L)	16,500	16,500
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-2 (GTD by Bank of America N.A.),
0.060%, 7–7–14 (L)	18,000	18,000
NYC GO Bonds, Fiscal 2008 Series L-4,
0.040%, 7–1–14 (L)	13,000	13,000
OR Hsng and Cmnty Svc Dept, Hsng Dev Rev Bonds (Pearl Fam Hsng Proj), Ser 2009B-1 (GTD by U.S. Bank N.A.),
0.060%, 7–7–14 (L)	10,800	10,800

Peninsula Ports Auth of VA, Coal Terminal Rev Rfdg Bonds (Dominion Terminal Assoc Proj), Ser 1987-A (GTD by U.S. Bank N.A.),
0.070%, 7–7–14	10,000	10,000
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank N.A.),
0.060%, 7–7–14 (L)	14,751	14,751
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.),
0.090%, 7–7–14 (L)	1,905	1,905
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.),
0.030%, 7–1–14 (L)	8,767	8,767
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004,
0.040%, 7–1–14 (L)	3,940	3,940
WI Hlth and Edu Fac Auth, Wheaton Franciscan Svc, Inc., Sys Var Rate Rev Bonds, Ser 2003B (GTD by U.S. Bank N.A.),
0.060%, 7–7–14 (L)	4,500	4,500

		651,660

United States Government Agency Obligations – 0.4%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 7–2–14 (L)	10,906	10,906
0.110%, 7–2–14 (L)	7,468	7,468
0.110%, 7–2–14 (L)	5,000	5,000
0.110%, 7–2–14 (L)	4,200	4,200
0.110%, 7–2–14 (L)	4,000	4,000
0.110%, 7–2–14 (L)	3,000	3,000
0.110%, 7–4–14 (L)	4,900	4,900
0.110%, 7–7–14 (L)	35,000	35,000
0.110%, 7–7–14 (L)	17,693	17,693
0.110%, 7–7–14 (L)	12,369	12,481
0.110%, 7–7–14 (L)	9,922	9,922
0.120%, 7–7–14 (L)	18,500	18,488

		133,058

TOTAL SHORT-TERM SECURITIES – 28.9%		$10,292,005
(Cost: $10,291,982)

TOTAL INVESTMENT SECURITIES – 100.0%		$35,620,270
(Cost: $31,536,055)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		1,978

NET ASSETS – 100.0%		$35,622,248

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(B)	Listed on an exchange outside the United States.

(C)	No dividends were paid during the preceding 12 months.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	Restricted securities. At June 30, 2014, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Ltd.	1-23-12 to 5-1-12	718,555	$486,355	$750,886
Legend Pictures LLC	12-18-12	190	352,761	354,503
Media Group Holdings LLC	4-23-13	381	818,616	818,617

		Principal
Delta Topco Ltd., 10.000%, 11-24-60	1-23-12 to 6-18-12	602,589	608,798	602,590
			$2,266,530	$2,526,596

The total value of these securities represented 7.1% of net assets at June 30, 2014.

(F)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(G)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $132,612 or 0.4% of net assets.

(H)	Payment-in-kind bonds.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

(J)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(K)	Rate shown is the yield to maturity at June 30, 2014.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

(M)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

The following forward foreign currency contracts were outstanding at June 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	UBS AG	25,648,121	7-29-14	$—	$1,107
Sell	Japanese Yen	Citibank N.A.	41,204,494	7-29-14	—	1,800
Sell	Japanese Yen	Goldman Sachs International	26,935,967	7-29-14	—	1,046
Sell	Japanese Yen	Barclays Capital, Inc.	5,038,238	7-29-14	—	220
Sell	Japanese Yen	Morgan Stanley International	62,505,384	7-29-14	—	2,491
					$—	$6,664

The following total return swap agreements were outstanding at June 30, 2014:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee#	Unrealized Appreciation (Depreciation)
Citibank N.A.	1,035,440	Apple, Inc.	05-23-15	$96,223	USD LIBOR + 0.380%	$2,083
Societe Generale Bank	3,473,400	CBS Corp., Class B	05-22-15	215,837	USD LIBOR + 0.340%	6,544
JPMorgan Chase Bank N.A.	7,278,000	CBS Corp., Class B	05-26-15	452,255	USD LIBOR + 0.340%	23,400
Deutsche Bank AG	2,610,344	ConocoPhillips	05-22-15	223,785	USD LIBOR + 0.980%	2,457
Deutsche Bank AG	5,220,687	Twenty-First Century Fox, Inc., Class A	05-22-15	183,507	USD LIBOR + 0.980%	(1,189)
Barclays Bank plc	6,340,497	Phillips 66	05-25-15	509,966	USD LIBOR + 0.400%	(5,944)
UBS AG	4,568,995	Wynn Resorts, Ltd.	05-22-15	948,341	USD LIBOR + 1.050%	22,400
						$49,751

#	The Fund pays the financing fee multiplied by the notional amount each month. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

The following written options were outstanding at June 30, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Adobe Systems, Inc.	Citibank N.A.	Put	5,412	July 2014	$60.00	$810	$(14)
	Citibank N.A.	Call	5,412	July 2014	80.00	622	(24)
Apple, Inc.	UBS AG	Call	16,730	August 2014	107.14	569	(552)
Caterpillar, Inc.	Citibank N.A.	Put	8,575	August 2014	90.00	601	(129)
ConocoPhillips	Deutsche Bank AG	Put	20,286	August 2014	72.50	914	(254)
	Deutsche Bank AG	Call	30,430	August 2014	92.50	487	(714)
Dow Chemical Co. (The)	Citibank N.A.	Call	11,934	July 2014	55.00	501	(66)
Texas Instruments, Inc.	Deutsche Bank AG	Put	4,137	July 2014	38.00	124	(6)
Wells Fargo & Co.	Morgan Stanley & Co., Inc.	Put	11,307	July 2014	49.00	226	(85)
						$4,854	$(1,844)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$4,722,361	$—	$1,924,006
Energy	1,627,377	—	—
Financials	4,698,769	—	—
Health Care	1,139,154	—	—
Industrials	2,256,779	—	—
Information Technology	4,196,975	—	—
Materials	852,489	—	—
Telecommunication Services	257,209	—	—
Total Common Stocks	$19,751,113	$—	$1,924,006
Purchased Options	6,777	33,599	—
Corporate Debt Securities	—	132,612	954,290
Loans	—	—	194,293
United States Government Agency Obligations	—	2,296	—

Bullion	2,329,279	—	—
Short-Term Securities	—	10,292,005	—
Total	$22,087,169	$10,460,512	$3,072,589
Swap Agreements	$—	$56,884	$—
Liabilities
Forward Foreign Currency Contracts	$—	$6,664	$—
Swap Agreements	$—	$7,133	$—
Written Options	$—	$1,844	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities	Loans
Beginning Balance 4-1-14	$2,025,812	$954,289	$194,757
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)	(101,806)	1	(76)
Purchases	—	—	—
Sales	—	—	(464)
Amortization/Accretion of premium/discount	—	—	76
Transfers into Level 3 during the period	—	—	—
Transfers out of Level 3 during the period	—	—	—
Ending Balance 6-30-14	$1,924,006	$954,290	$194,293
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-14	$(101,806)	$1	$(76)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-14	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$1,105,389	Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.8 to 9.5%
			Illiquidity discount	9.5 to 10%
		Broker quotes	Broker quotes	50
	818,617	Discounted cash flows model	Long-term growth rate	2.5%
Corporate Debt Securities	351,700		Weighted average cost of capital	8.8%
	602,590		Illiquidity discount	10%
		Index comparison	Yield to maturity	8%
		Third-party valuation service	Broker quotes	100 to 104.125
		Discounted cash flows model	Long-term growth rate	2.5%
Loans	194,293		Weighted average cost of capital	8.8 to 9.5%

Significant increase in price-earnings ratio or long-term growth rate inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital of illiquidity discount inputs could result in a lower fair value measurement.

BASIS FOR CONSOLIDATION OF THE IVY ASSET STRATEGY FUND

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC and Ivy ASF, LLC (each a “Company”), Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Fund. Each Subsidiary and Company acts as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in their prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary and Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and Company comprising the entire issued share capital of the Subsidiary and Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and Company.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2014 of each Subsidiary and Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy ASF II, Ltd.	1-31-13	4-10-13	$35,622,248	$2,329,913	6.5%
Ivy ASF III (SBP), LLC	4-9-13	4-23-13	35,622,248	818,643	2.3
Ivy ASF, LLC	12-10-12	12-18-12	35,622,248	354,508	1.0

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$31,536,055

Gross unrealized appreciation	4,322,936
Gross unrealized depreciation	(238,721)
Net unrealized appreciation	$4,084,215

SCHEDULE OF INVESTMENTS Ivy Balanced Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.9%
Boeing Co. (The)	196	$24,988
Honeywell International, Inc.	263	24,474
Precision Castparts Corp.	105	26,527

		75,989

Airlines – 0.9%
Southwest Airlines Co.	705	18,944

Apparel Retail – 1.6%
Limited Brands, Inc.	534	31,342

Application Software – 2.6%
Autodesk, Inc. (A)	517	29,131
Intuit, Inc.	315	25,375

		54,506

Asset Management & Custody Banks – 1.3%
Northern Trust Corp.	412	26,422

Brewers – 1.5%
Anheuser-Busch InBev S.A. ADR	257	29,574

Broadcasting – 1.3%
CBS Corp., Class B	420	26,111

Cable & Satellite – 2.6%
Comcast Corp., Class A	515	27,650
Time Warner Cable, Inc.	151	22,227

		49,877

Casinos & Gaming – 0.9%
Las Vegas Sands, Inc.	243	18,521

Construction Machinery & Heavy Trucks – 1.3%
Cummins, Inc.	174	26,769

Consumer Finance – 1.5%
American Express Co.	309	29,324

Data Processing & Outsourced Services – 2.5%
Alliance Data Systems Corp. (A)	114	31,978
FleetCor Technologies, Inc. (A)	134	17,701

		49,679

Distillers & Vintners – 2.7%
Brown-Forman Corp., Class B	322	30,279
Constellation Brands, Inc. (A)	273	24,033

		54,312

Diversified Chemicals – 2.9%
Dow Chemical Co. (The)	559	28,776
PPG Industries, Inc.	143	29,989

		58,765

Electrical Components & Equipment – 1.5%
Rockwell Automation, Inc.	244	30,527

Home Improvement Retail – 1.3%
Home Depot, Inc. (The)	328	26,555

Hotels, Resorts & Cruise Lines – 0.9%
Hyatt Hotels Corp., Class A (A)	282	17,221

Household Products – 1.5%
Colgate-Palmolive Co.	435	29,672

Industrial Conglomerates – 1.3%
3M Co.	178	25,525

Industrial Gases – 0.7%
Praxair, Inc.	104	13,842

Industrial Machinery – 1.7%
Pall Corp.	218	18,649
Pentair, Inc. (A)	193	13,934

		32,583

Internet Retail – 1.2%
Amazon.com, Inc. (A)	75	24,391

IT Consulting & Other Services – 1.5%
Cognizant Technology Solutions Corp., Class A (A)	623	30,451

Managed Health Care – 1.0%
UnitedHealth Group, Inc.	237	19,391

Motorcycle Manufacturers – 1.4%
Harley-Davidson, Inc.	394	27,528

Movies & Entertainment – 1.4%
Twenty-First Century Fox, Inc.	850	29,082

Multi-Line Insurance – 1.4%
American International Group, Inc.	529	28,878

Oil & Gas Equipment & Services – 3.0%
National Oilwell Varco, Inc.	336	27,678
Schlumberger Ltd.	273	32,236

		59,914

Oil & Gas Exploration & Production – 3.0%
ConocoPhillips	374	32,028
Noble Energy, Inc.	377	29,195

		61,223

Oil & Gas Refining & Marketing – 1.5%
Phillips 66	373	29,964

Oil & Gas Storage & Transportation – 1.9%
Plains GP Holdings L.P., Class A	487	15,573
Regency Energy Partners L.P.	725	23,349

		38,922

Other Diversified Financial Services – 3.0%
Citigroup, Inc.	634	29,862
JPMorgan Chase & Co.	550	31,680

		61,542

Packaged Foods & Meats – 1.1%
Mead Johnson Nutrition Co.	246	22,938

Personal Products – 1.3%
Estee Lauder Co., Inc. (The), Class A	357	26,503

Pharmaceuticals – 2.6%
GlaxoSmithKline plc ADR	452	24,184
Johnson & Johnson	280	29,241

		53,425

Property & Casualty Insurance – 1.0%
Travelers Co., Inc. (The)	206	19,378

Railroads – 1.5%
Union Pacific Corp.	307	30,653

Regional Banks – 1.7%
PNC Financial Services Group, Inc. (The)	384	34,187

Semiconductor Equipment – 1.7%
Applied Materials, Inc.	1,476	33,284

Semiconductors – 1.2%
Microchip Technology, Inc.	499	24,342

Technology Hardware, Storage & Peripherals – 1.6%
Apple, Inc.	344	31,980

TOTAL COMMON STOCKS – 70.4%		$1,414,036
(Cost: $1,082,232)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.2%
General Dynamics Corp.,
1.000%, 11–15–17	$1,500	1,487
Northrop Grumman Corp.,
1.750%, 6–1–18	2,060	2,050

		3,537

Apparel Retail – 0.2%
Limited Brands, Inc.:
6.900%, 7–15–17	750	851
6.625%, 4–1–21	2,915	3,312

		4,163

Apparel, Accessories & Luxury Goods – 0.1%
LVMH Moet Hennessy – Louis Vuitton,
1.625%, 6–29–17 (B)	2,000	2,022

Asset Management & Custody Banks – 0.3%
Ares Capital Corp.,
4.875%, 11–30–18	6,500	6,909

Auto Parts & Equipment – 0.0%
Delphi Corp.,
5.000%, 2–15–23	849	913

Automobile Manufacturers – 0.8%
Ford Motor Co., Convertible,
4.250%, 11–15–16	1,000	1,998
Toyota Motor Credit Corp.:
0.516%, 5–17–16 (C)	1,500	1,505
2.050%, 1–12–17	2,000	2,054
2.000%, 10–24–18	3,225	3,261
Volkswagen Group of America, Inc.,
2.125%, 5–23–19 (B)	6,250	6,254

		15,072

Biotechnology – 0.4%
Amgen, Inc.:
2.125%, 5–15–17	2,000	2,050
2.200%, 5–22–19	6,000	5,992

		8,042

Brewers – 0.3%
Anheuser-Busch InBev Worldwide, Inc.,
1.375%, 7–15–17	1,000	1,003
Heineken N.V.,
1.400%, 10–1–17 (B)	2,000	1,999
SABMiller Holdings, Inc.,
2.200%, 8–1–18 (B)	2,700	2,727

		5,729

Broadcasting – 0.0%
Discovery Communications LLC,
3.300%, 5–15–22	900	895

Cable & Satellite – 0.0%
Pearson Funding Five plc,
3.250%, 5–8–23 (B)	900	856

Consumer Finance – 1.5%
American Express Credit Corp.,
2.125%, 7–27–18	1,750	1,778
American Honda Finance Corp.:
0.602%, 5–26–16 (B)(C)	1,500	1,506
2.125%, 10–10–18	1,650	1,676
Capital One Bank USA N.A.:
2.150%, 11–21–18	3,150	3,168
2.250%, 2–13–19	4,000	4,025
Charles Schwab Corp. (The),
2.200%, 7–25–18	1,000	1,017
Discover Bank,
2.000%, 2–21–18	3,100	3,118
Ford Motor Credit Co. LLC,
3.875%, 1–15–15	1,000	1,018
General Motors Financial Co., Inc.,
2.750%, 5–15–16	1,086	1,102
Hyundai Capital America,
2.875%, 8–9–18 (B)	1,550	1,595
IntercontinentalExchange Group, Inc.,
2.500%, 10–15–18	1,700	1,739
SLM Corp.,
4.875%, 6–17–19	3,000	3,092
Total System Services, Inc.,
2.375%, 6–1–18	5,538	5,540

		30,374

Data Processing & Outsourced Services – 0.1%
Fidelity National Financial, Inc.,
6.600%, 5–15–17	900	1,014

Department Stores – 0.1%
Macy’s Retail Holdings, Inc.,
3.875%, 1–15–22	1,000	1,043

Distillers & Vintners – 0.4%
Beam, Inc.:
1.875%, 5–15–17	800	802
1.750%, 6–15–18	1,000	986
Brown-Forman Corp.,
1.000%, 1–15–18	3,000	2,931
Constellation Brands, Inc.,
3.750%, 5–1–21	3,170	3,154

		7,873

Distributors – 0.0%
LKQ Corp.,
4.750%, 5–15–23	680	670

Diversified Banks – 4.2%
ABN AMRO Bank N.V.,
2.500%, 10–30–18 (B)	6,200	6,291
Banco Hipotecario Nacional:
7.916%, 7–25–09 (B)(D)	7	—
8.000%, 3–31–11 (B)(D)	1	—
Bank of America Corp.:
1.050%, 3–22–16 (C)	4,000	4,030
2.000%, 1–11–18	2,500	2,516
Bank of New York Mellon Corp. (The):
0.700%, 10–23–15	1,000	1,003
2.100%, 1–15–19	6,000	6,035
Bank of Nova Scotia (The):
1.450%, 4–25–18	2,500	2,482
2.050%, 10–30–18	5,000	5,022
Barclays Bank plc,
2.500%, 2–20–19	2,600	2,633
BNP Paribas,
2.450%, 3–17–19	6,500	6,544
BNP Paribas S.A.,
5.186%, 6–29–49 (B)	4,000	4,075
Commonwealth Bank of Australia,
2.250%, 3–13–19	4,750	4,790
HSBC USA, Inc.,
1.625%, 1–16–18	1,850	1,854

Lloyds Bank plc (GTD by Lloyds Banking Group plc),
2.300%, 11–27–18	2,000	2,030
National Australia Bank Ltd.,
2.300%, 7–25–18	2,750	2,801
Nordea Bank AB,
1.625%, 5–15–18 (B)	4,500	4,477
Skandinaviska Enskilda Banken AB,
2.375%, 3–25–19 (B)	4,000	4,035
Societe Generale N.A.,
5.922%, 4–29–49 (B)	11,000	11,742
Swedbank AB (publ),
1.750%, 3–12–18 (B)	5,000	4,993
Wells Fargo & Co.:
1.500%, 1–16–18	1,000	998
2.150%, 1–15–19	2,000	2,018
Westpac Banking Corp.,
2.250%, 7–30–18	5,000	5,093

		85,462

Diversified Metals & Mining – 0.4%
Anglo American plc,
4.125%, 4–15–21 (B)	2,200	2,251
Freeport-McMoRan Copper & Gold, Inc.,
2.375%, 3–15–18	450	457
Glencore Funding LLC,
3.125%, 4–29–19 (B)	3,000	3,059
Teck Resources,
3.000%, 3–1–19	1,700	1,736

		7,503

Electric Utilities – 0.5%
Electricite de France S.A.,
2.150%, 1–22–19 (B)	4,000	4,022
PPL Energy Supply LLC,
4.600%, 12–15–21	2,800	2,778
Southern Co. (The),
2.450%, 9–1–18	2,800	2,872

		9,672

Environmental & Facilities Services – 0.3%
Ecolab, Inc.,
1.450%, 12–8–17	5,800	5,806

Fertilizers & Agricultural Chemicals – 0.2%
Monsanto Co.:
2.750%, 4–15–16	1,000	1,035
2.125%, 7–15–19	2,100	2,103

		3,138

Food Distributors – 0.5%
Campbell Soup Co.,
2.500%, 8–2–22	2,400	2,264
ConAgra Foods, Inc.:
1.300%, 1–25–16	1,000	1,008
1.900%, 1–25–18	3,190	3,197
General Mills, Inc.,
0.527%, 1–29–16 (C)	500	501
Wm. Wrigley Jr. Co.:
2.000%, 10–20–17 (B)	1,000	1,015
2.400%, 10–21–18 (B)	1,500	1,523

		9,508

Food Retail – 0.2%
Kroger Co. (The),
2.300%, 1–15–19	3,000	3,030

General Merchandise Stores – 0.1%
Dollar General Corp.:
4.125%, 7–15–17	450	482
1.875%, 4–15–18	1,000	991

		1,473

Health Care Supplies – 0.6%
C.R. Bard, Inc.,
1.375%, 1–15–18	4,385	4,346
Express Scripts Holding Co.,
2.250%, 6–15–19	6,000	5,975
Laboratory Corp. of America Holdings,
2.500%, 11–1–18	1,650	1,681
Mallinckrodt International Finance S.A.,
3.500%, 4–15–18	500	498

		12,500

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	1,500	1,474

Hotels, Resorts & Cruise Lines – 0.0%
Hyatt Hotels Corp.,
3.375%, 7–15–23	500	487

Household Products – 0.0%
Church & Dwight Co., Inc.,
2.875%, 10–1–22	500	484

Hypermarkets & Super Centers – 0.0%
Costco Wholesale Corp.,
0.650%, 12–7–15	1,000	1,004

Industrial Conglomerates – 0.2%
General Electric Capital Corp.,
0.959%, 4–2–18 (C)	3,000	3,040
General Electric Co.,
0.850%, 10–9–15	1,000	1,005

		4,045

Industrial Gases – 0.3%
Airgas, Inc.,
1.650%, 2–15–18	1,250	1,240
Praxair, Inc.:
1.250%, 11–7–18	5,600	5,480
3.000%, 9–1–21	1,000	1,021

		7,741

Industrial Machinery – 0.8%
Eaton Corp.,
1.500%, 11–2–17	10,500	10,511
Ingersoll-Rand Global Holding Co. Ltd.,
2.875%, 1–15–19	6,200	6,355

		16,866

Integrated Telecommunication Services – 0.8%
AT&T, Inc.,
2.300%, 3–11–19	13,000	13,122
Verizon Communications, Inc.,
3.650%, 9–14–18	2,300	2,456

		15,578

Internet Retail – 0.1%
Amazon.com, Inc.,
0.650%, 11–27–15	2,000	2,003

Investment Banking & Brokerage – 0.7%
Goldman Sachs Group, Inc. (The):
2.900%, 7–19–18	1,350	1,391
2.625%, 1–31–19	4,000	4,053
Morgan Stanley:
2.125%, 4–25–18	2,500	2,527
2.500%, 1–24–19	6,250	6,319

		14,290

Leisure Products – 0.0%
Mattel, Inc.,
2.500%, 11–1–16	750	775

Life & Health Insurance – 0.2%
AIA Group Ltd.,
2.250%, 3–11–19 (B)	2,600	2,601
Prudential Financial, Inc.,
2.300%, 8–15–18	1,100	1,119

		3,720

Managed Health Care – 0.5%
Aetna, Inc.,
2.200%, 3–15–19	2,600	2,606
WellPoint, Inc.,
1.875%, 1–15–18	7,200	7,250

		9,856

Metal & Glass Containers – 0.1%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (B)	1,281	1,375

Movies & Entertainment – 0.4%
News American, Inc.,
3.000%, 9–15–22	2,000	1,968

Viacom, Inc.:
2.500%, 9–1–18	1,100	1,124
2.200%, 4–1–19	2,000	2,002
Walt Disney Co. (The),
0.450%, 12–1–15	1,000	1,001

		6,095

Multi-Utilities – 0.1%
Origin Energy Finance Ltd.,
3.500%, 10–9–18 (B)	1,600	1,660

Oil & Gas Drilling – 0.1%
Transocean, Inc.,
2.500%, 10–15–17	2,000	2,042

Oil & Gas Equipment & Services – 0.1%
National Oilwell Varco, Inc.,
1.350%, 12–1–17	500	500
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.),
1.250%, 8–1–17 (B)	1,000	998

		1,498

Oil & Gas Exploration & Production – 0.7%
BP Capital Markets plc (GTD by BP plc),
2.241%, 9–26–18	4,250	4,326
ConocoPhillips,
1.050%, 12–15–17	4,400	4,357
Devon Energy Corp.,
2.250%, 12–15–18	3,000	3,035
EOG Resources, Inc.,
2.500%, 2–1–16	1,000	1,028
ONEOK Partners L.P.,
3.200%, 9–15–18	1,200	1,252

		13,998

Oil & Gas Storage & Transportation – 0.5%
Buckeye Partners L.P.,
2.650%, 11–15–18	6,300	6,404
Kinder Morgan Energy Partners L.P.,
2.650%, 2–1–19	3,250	3,289

		9,693

Other Diversified Financial Services – 1.8%
BHP Billiton Finance (USA) Ltd. (GTD by BHP Billiton plc and BHP Billiton Ltd.),
2.050%, 9–30–18	1,200	1,214
CIT Group, Inc.,
3.875%, 2–19–19	2,600	2,641
Citigroup, Inc.,
2.550%, 4–8–19	15,000	15,121
Daimler Finance North America LLC,
2.375%, 8–1–18 (B)	2,600	2,663
Fidelity National Information Services, Inc.,
2.000%, 4–15–18	1,250	1,245
Fifth Street Finance Corp.,
4.875%, 3–1–19	6,700	6,987
JPMorgan Chase & Co.:
3.450%, 3–1–16	2,000	2,087
3.150%, 7–5–16	750	782
7.900%, 4–29–49	500	560
Total Capital,
2.125%, 8–10–18	1,500	1,523
Total Capital Canada Ltd.,
1.450%, 1–15–18	2,000	2,000

		36,823

Packaged Foods & Meats – 0.1%
Kellogg Co.,
4.450%, 5–30–16	500	533
Unilever Capital Corp.,
2.750%, 2–10–16	1,000	1,037

		1,570

Personal Products – 0.1%
Estee Lauder Co., Inc. (The),
2.350%, 8–15–22	1,200	1,138
Kimberly-Clark Corp.,
0.344%, 5–15–16 (C)	1,000	1,002

		2,140

Pharmaceuticals – 1.0%
Forest Laboratories, Inc.,
5.000%, 12–15–21 (B)	9,500	10,411

Mylan, Inc.,
2.550%, 3–28–19	700	705
Perrigo Co. Ltd.,
2.300%, 11–8–18 (B)	9,250	9,245

		20,361

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp.,
2.000%, 8–15–18	1,550	1,577
Berkshire Hathaway, Inc.,
1.550%, 2–9–18	500	501

		2,078

Railroads – 0.1%
Burlington Northern Santa Fe LLC,
3.050%, 3–15–22	700	703
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20	900	862
Union Pacific Corp.,
2.250%, 2–15–19	1,250	1,272

		2,837

Regional Banks – 0.6%
BB&T Corp.,
1.450%, 1–12–18	3,422	3,405
PNC Bank N.A.,
2.200%, 1–28–19	4,000	4,039
SunTrust Banks, Inc.,
2.350%, 11–1–18	3,700	3,747

		11,191

Semiconductors – 0.1%
Broadcom Corp.,
2.700%, 11–1–18	1,000	1,035

Soft Drinks – 0.3%
PepsiCo, Inc.,
2.250%, 1–7–19	6,500	6,629

Specialty Chemicals – 0.1%
RPM International, Inc.,
3.450%, 11–15–22	1,000	972
Sherwin-Williams Co. (The),
1.350%, 12–15–17	750	751

		1,723

Systems Software – 0.0%
CA, Inc.,
2.875%, 8–15–18	2,850	2,915

Trucking – 0.2%
Ryder System, Inc.:
2.450%, 11–15–18	2,250	2,291
2.350%, 2–26–19	1,000	1,008

		3,299

Wireless Telecommunication Service – 0.1%
American Tower Corp.,
4.700%, 3–15–22	1,400	1,501
Crown Castle International Corp.,
5.250%, 1–15–23	1,046	1,090
Virgin Media Finance plc,
4.875%, 2–15–22	284	268

		2,859

TOTAL CORPORATE DEBT SECURITIES – 21.7%		$437,348
(Cost: $429,164)

OTHER GOVERNMENT SECURITIES
Canada – 0.0%
TransCanada PipeLines Ltd.,
0.750%, 1–15–16	500	501

Qatar – 0.1%
State of Qatar,
3.125%, 1–20–17 (B)	1,000	1,053

TOTAL OTHER GOVERNMENT SECURITIES – 0.1%		$1,554
(Cost: $1,498)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	57	59
5.000%, 1–1–18	33	35
5.500%, 4–1–18	5	6
6.500%, 10–1–28	64	73
6.500%, 2–1–29	9	11
7.000%, 11–1–31	65	76
6.500%, 2–1–32	49	57
7.000%, 2–1–32	79	90
7.000%, 3–1–32	36	42
7.000%, 7–1–32	45	51
6.000%, 9–1–32	189	215
6.500%, 9–1–32	41	47
5.500%, 5–1–33	68	77
5.500%, 6–1–33	40	44

		883

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$883
(Cost: $794)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 2.2%
U.S. Treasury Notes:
0.375%, 1–15–16	14,000	14,021
0.625%, 7–15–16	8,000	8,024
0.875%, 1–31–17	3,000	3,013
0.625%, 2–15–17	850	848
0.625%, 5–31–17	8,500	8,442
1.375%, 11–30–18	10,000	9,970

		44,318

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 2.2%		$44,318
(Cost: $44,229)

SHORT-TERM SECURITIES
Commercial Paper – 5.0%
Army & Air Force Exchange Service,
0.090%, 7–16–14 (E)	3,000	3,000
Chevron Corp.,
0.090%, 8–11–14 (E)	5,000	4,999
DTE Electric Co.,
0.160%, 7–2–14 (E)	7,000	7,000
Exxon Mobil Corp.,
0.060%, 7–10–14 (E)	5,000	5,000
Hewlett-Packard Co.,
0.280%, 7–28–14 (E)	5,000	4,999
International Business Machines Corp.,
0.070%, 7–1–14 (E)	5,000	5,000
John Deere Financial Ltd. (GTD by John Deere Capital Corp.),
0.100%, 7–15–14 (E)	8,000	8,000
McCormick & Co., Inc.,
0.240%, 8–5–14 (E)	5,000	4,999
NBCUniversal Enterprise, Inc.,
0.230%, 7–11–14 (E)	6,000	6,000
PACCAR Financial Corp. (GTD by PACCAR, Inc.),
0.080%, 7–30–14 (E)	10,000	9,998
Procter & Gamble Co. (The),
0.060%, 7–14–14 (E)	7,000	7,000
Roche Holdings, Inc.,
0.090%, 8–7–14 (E)	5,000	5,000
Total Capital Canada Ltd. (GTD by Total S.A.),
0.100%, 7–10–14 (E)	6,000	6,000
W.W. Grainger, Inc.,
0.070%, 7–7–14 (E)	5,000	5,000

Wisconsin Electric Power Co.,
0.180%, 7–7–14 (E)	19,627	19,626

		101,621

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (F)	3,236	3,236

Municipal Obligations – Taxable – 0.2%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.040%, 7–1–14 (F)	500	500
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank N.A.),
0.040%, 7–7–14 (F)	1,400	1,400
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.),
0.080%, 7–7–14 (F)	2,400	2,400

		4,300

TOTAL SHORT-TERM SECURITIES – 5.4%		$109,157
(Cost: $109,158)

TOTAL INVESTMENT SECURITIES – 99.8%		$2,007,296
(Cost: $1,667,075)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		4,153

NET ASSETS – 100.0%		$2,011,449

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $94,448 or 4.7% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Rate shown is the yield to maturity at June 30, 2014.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,414,036	$—	$—
Corporate Debt Securities	—	437,348	—
Other Government Securities	—	1,554	—
United States Government Agency Obligations	—	883	—
United States Government Obligations	—	44,318	—
Short-Term Securities	—	109,157	—
Total	$1,414,036	$593,260	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,667,075

Gross unrealized appreciation	342,909
Gross unrealized depreciation	(2,688)
Net unrealized appreciation	$340,221

SCHEDULE OF INVESTMENTS Ivy Bond Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Diversified Banks – 0.6%
Wells Fargo & Co., 5.850%	173	$4,493

Specialized REITs – 0.4%
Ventas, Inc., 5.450%	100	2,391

TOTAL PREFERRED STOCKS – 1.0%		$6,884
(Cost: $6,830)

ASSET-BACKED SECURITIES	Principal
America West Airlines, Inc., Pass Through Certificates, Series 1999-1,
7.930%, 1–2–19	$911	1,011
America West Airlines, Inc., Pass Through Certificates, Series 2000-1,
8.057%, 7–2–20	1,261	1,455
American Airlines, Inc. Class A Pass Through Certificates, Series 2013-2,
4.950%, 1–15–23 (A)	2,911	3,155
American Airlines, Inc. Class B Pass Through Certificates, Series 2013-2,
5.600%, 7–15–20 (A)	3,605	3,795
American Airlines, Inc. Class Pass Through Certificates, Series 2011-1,
5.250%, 1–31–21	1,405	1,535
AmeriCredit Automobile Receivables Trust 2012-4, Series C,
4.980%, 1–8–18	2,880	2,960
Chase Issuance Trust, Series 2014-A2,
2.770%, 3–15–23	5,335	5,411
Citibank Credit Card Issuance Trust, Class 2005-C1,
2.880%, 1–23–23	5,225	5,336
Continental Airlines 2001-1 A-1,
8.048%, 11–1–20	951	1,101
Continental Airlines Pass Through Certificates, Series 2009-2,
7.250%, 11–10–19	609	713
Continental Airlines Pass Through Certificates, Series 2010-1B,
6.000%, 1–12–19	672	713
Continental Airlines, Inc. Class B Pass Through Certificates, Series 2012-1B,
6.250%, 4–11–20	899	980
CountryPlace Manufactured Housing Contract Trust 2005-1:
4.800%, 12–15–35 (A)(B)	428	439
5.200%, 12–15–35 (A)(B)	300	317
CVS Caremark Corp. Pass-Through Trust:
6.036%, 12–10–28	3,972	4,569
6.943%, 1–10–30	1,157	1,397
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1A,
4.750%, 5–7–20	1,166	1,265
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1B,
6.875%, 5–7–19 (A)	1,915	2,138
Extended Stay America Trust Commercial Mortgage Pass-Through Certificates, Series 2013-ESH MZ,
2.295%, 12–5–31 (A)	2,000	1,972
Fan Engine Securitization Ltd., Series 2013-1X,
3.000%, 10–15–19 (A)	1,191	1,174
GE Equipment Transportation LLC, Series 2013-2:

1.820%, 10–25–21	3,000	3,015
1.900%, 8–23–22	1,800	1,804
Green Tree Financial Corp., Manufactured Housing Contract, Pass-Through Certificates, Series 1993-3A7,
6.400%, 10–15–18	16	16
Green Tree Financial Corp., Manufactured Housing Contract, Pass-Through Certificates, Series 1996-4A6,
7.400%, 6–15–27	140	141
Hawaiian Airlines Pass Through Certificates, Series 2013-1,
4.950%, 1–15–22	4,500	4,483
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1–15–35	498	525
Origen Manufactured Housing Contract Trust 2004-B,
5.730%, 11–15–35 (B)	569	596
Origen Manufactured Housing Contract Trust 2005-A,
5.860%, 6–15–36 (B)	62	66
Origen Manufactured Housing Contract Trust 2005-B,
5.910%, 1–15–37	700	728
Santander Drive Auto Receivables Trust 2011-4,
3.500%, 6–15–18	1,250	1,299
Seaco Container 2013-1A,
2.980%, 4–17–28 (A)	1,546	1,548
Tal Advantage V LLC:
2.830%, 2–22–38 (A)	2,097	2,089
3.510%, 2–22–39 (A)	914	928
U.S. Airways, Inc. Class A Pass-Through Certificates, Series 2012-1,
5.900%, 10–1–24	936	1,062
U.S. Airways, Inc. Class C Pass-Through Certificates, Series 2012-2,
5.450%, 6–3–18	2,000	2,063
U.S. Airways, Inc., Series 2012-2, Class A,
6.750%, 6–3–21	2,159	2,364
United Airlines Pass-Through Certificates, Series 2014-1B,
4.750%, 4–11–22	1,150	1,170

TOTAL ASSET-BACKED SECURITIES – 10.0%		$65,333
(Cost: $63,134)

CORPORATE DEBT SECURITIES
Aerospace & Defense – 0.4%
Triumph Group, Inc.,
5.250%, 6–1–22 (A)	2,400	2,406

Airlines – 1.0%
British Airways plc,
5.625%, 6–20–20 (A)	1,469	1,557
U.S. Airways Group, Inc., Class A,
6.250%, 4–22–23	1,089	1,233
U.S. Airways Group, Inc., Class B,
8.500%, 4–22–17	638	716
United Air Lines, Inc.,
10.400%, 11–1–16	449	508
Virgin Australia 2013-1B Trust,
6.000%, 10–23–20 (A)	2,153	2,239

		6,253

Apparel Retail – 0.4%
Limited Brands, Inc.,
6.625%, 4–1–21	2,340	2,659

Application Software – 0.3%
Intuit, Inc.,
5.750%, 3–15–17	1,780	1,987

Auto Parts & Equipment – 0.7%
Dana Holding Corp.:
6.500%, 2–15–19	1,500	1,581
6.750%, 2–15–21	1,500	1,618
Delphi Corp.,
6.125%, 5–15–21	300	335
Tenneco, Inc.,
6.875%, 12–15–20	850	925

		4,459

Automotive Retail – 0.5%
AutoNation, Inc.,
5.500%, 2–1–20	2,792	3,082

Cable & Satellite – 0.4%
LYNX I Corp.,
5.375%, 4–15–21 (A)	2,300	2,415

Consumer Finance – 1.6%
Discover Bank,
8.700%, 11–18–19	458	582
Discover Financial Services,
6.450%, 6–12–17	660	751
Ford Motor Credit Co. LLC,
5.625%, 9–15–15	1,500	1,587
General Motors Financial Co., Inc.,
4.750%, 8–15–17	4,100	4,361
Hyundai Capital Services, Inc.,
4.375%, 7–27–16 (A)	2,000	2,126
Union 13 Leasing LLC,
1.870%, 6–28–24	978	954

		10,361

Diversified Banks – 1.9%
Bank of America Corp.:
5.750%, 12–1–17	2,405	2,716
5.875%, 1–5–21	665	776
4.875%, 4–1–44	1,600	1,648
Bank of America N.A.,
5.300%, 3–15–17	2,039	2,242
HSBC Bank USA N.A.,
6.000%, 8–9–17	4,235	4,770

		12,152

Diversified Metals & Mining – 1.4%
Glencore Funding LLC,
3.125%, 4–29–19 (A)	4,770	4,865
Martin Marietta Materials, Inc.,
1.333%, 6–30–17 (A)(B)	4,500	4,497

		9,362

Diversified REITs – 0.6%
Lexington Realty Trust (GTD by Lepercq Corporate Income Fund L.P.),
4.400%, 6–15–24	4,150	4,195

Electric Utilities – 1.8%
AES Corp. (The),
3.241%, 6–1–19 (B)	2,300	2,317
FirstEnergy Corp.,
2.750%, 3–15–18	2,855	2,889
NRG Energy, Inc.,
6.250%, 5–1–24 (A)	4,000	4,181
Southwestern Electric Power Co.,
5.550%, 1–15–17	2,395	2,647

		12,034

Gas Utilities – 0.3%
Suburban Propane Partners L.P. and Suburban Energy Finance Corp.,
5.500%, 6–1–24	1,845	1,868

Health Care Facilities – 0.3%
NYU Hospitals Center,
4.428%, 7–1–42	2,210	2,071

Health Care Supplies – 1.0%
Bio-Rad Laboratories, Inc.,
4.875%, 12–15–20	4,300	4,553
Sinai Health System,
3.034%, 1–20–36	1,930	1,849

		6,402

Household Appliances – 0.3%
Stanley Black & Decker, Inc.,
5.750%, 12–15–53	2,115	2,284

Industrial Conglomerates – 0.3%
CNH Capital LLC,
3.250%, 2–1–17	1,800	1,825

Integrated Telecommunication Services – 1.3%
SBA Tower Trust,
2.240%, 4–16–18 (A)	3,300	3,274
Verizon Communications, Inc.,
6.550%, 9–15–43	3,730	4,687

		7,961

Investment Banking & Brokerage – 2.6%
Goldman Sachs Group, Inc. (The):
6.150%, 4–1–18	2,211	2,533
5.250%, 7–27–21	1,000	1,122
4.800%, 7–8–44	1,700	1,692
5.700%, 12–29–49	4,000	4,133
Morgan Stanley:
6.250%, 8–28–17	3,200	3,646
5.500%, 1–26–20	1,552	1,776
5.500%, 7–28–21	1,090	1,252
5.450%, 12–29–29	1,650	1,680

		17,834

Life & Health Insurance – 1.1%
Pacific LifeCorp,
5.125%, 1–30–43 (A)	1,975	2,046
Prudential Holdings LLC,
7.245%, 12–18–23 (A)	1,295	1,598
Symetra Financial Corp.,
6.125%, 4–1–16 (A)	3,350	3,595

		7,239

Metal & Glass Containers – 0.6%
Ball Corp.:
6.750%, 9–15–20	2,720	2,900
5.750%, 5–15–21	1,070	1,138

		4,038

Oil & Gas Drilling – 0.2%
Rowan Co., Inc. (GTD by Rowan Co. plc),
5.850%, 1–15–44	1,330	1,427

Oil & Gas Equipment & Services – 0.6%
Enterprise Products Operating L.P.,
5.750%, 3–1–35	3,226	3,721

Oil & Gas Exploration & Production – 2.7%
Chesapeake Energy Corp.:
3.479%, 4–15–19 (B)	3,625	3,666
4.875%, 4–15–22	1,730	1,791
Cimarex Energy Co.,
5.875%, 5–1–22	1,825	2,017
Continental Resources, Inc. (GTD by Banner Pipeline Co. LLC),
5.000%, 9–15–22	4,200	4,567
Denbury Resources, Inc.,
5.500%, 5–1–22	2,960	3,027
Whiting Petroleum Corp.,
5.000%, 3–15–19	2,790	2,936

		18,004

Oil & Gas Refining & Marketing – 1.6%

NGL Energy Partners L.P. and NGL Energy Finance Corp.,
5.125%, 7–15–19 (A)	500	501
NuStar Logistics L.P.,
7.900%, 4–15–18	4,000	4,595
NuStar Logistics L.P. (GTD by NuStar Energy L.P. and NuStar Pipeline Operating Partnership L.P.),
4.800%, 9–1–20	2,340	2,375
Tesoro Corp.,
4.250%, 10–1–17	2,645	2,764

		10,235

Oil & Gas Storage & Transportation – 4.7%
Boardwalk Pipeline Partners L.P.,
5.200%, 6–1–18	1,000	1,071
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.),
5.750%, 9–15–19	3,975	4,374
Energy Transfer Partners L.P.,
4.150%, 10–1–20	2,680	2,833
Regency Energy Partners L.P. and Regency Energy Finance Corp.:
6.500%, 7–15–21	3,000	3,270
5.875%, 3–1–22	3,000	3,259
Spectra Energy Partners L.P.,
4.600%, 6–15–21	795	868
Sunoco Logistics Partners Operations L.P.,
6.850%, 2–15–40	1,265	1,567
Tennessee Gas Pipeline Co.,
8.375%, 6–15–32	4,000	5,592
Western Gas Partners L.P.,
5.375%, 6–1–21	1,890	2,140
Williams Co., Inc. (The),
5.750%, 6–24–44	5,000	5,042
Williams Partners L.P.,
7.250%, 2–1–17	770	880

		30,896

Other Diversified Financial Services – 4.2%
ARC Properties Operating Partnership L.P. and Clark Acquisition LLC,
2.000%, 2–6–17 (A)	4,450	4,460
Citigroup Funding, Inc.,
4.450%, 1–10–17	5,000	5,388
CNH Industrial Capital LLC,
3.375%, 7–15–19 (A)	1,565	1,553
ERAC USA Finance LLC,
3.850%, 11–15–24 (A)	1,800	1,812
JPMorgan Chase & Co.,
5.000%, 12–29–49	4,250	4,224
JPMorgan Chase Bank N.A.:
5.875%, 6–13–16	1,170	1,280
6.000%, 7–5–17	215	244
6.000%, 10–1–17	2,368	2,691
NASDAQ OMX Group, Inc. (The),
4.250%, 6–1–24	2,900	2,931
ULANI MSN 37894,
2.184%, 12–20–24	3,410	3,374

		27,957

Pharmaceuticals – 0.2%
Hospira, Inc.,
5.200%, 8–12–20	1,110	1,215

Property & Casualty Insurance – 2.2%
Assurant, Inc.,
2.500%, 3–15–18	1,990	2,005
Assured Guaranty U.S. Holdings, Inc.,
5.000%, 7–1–24	4,000	3,974
Liberty Mutual Group, Inc.,
5.000%, 6–1–21 (A)	5,280	5,805
XL Capital Ltd.,
6.250%, 5–15–27	2,075	2,472

		14,256

Railroads – 1.0%
BNSF Funding Trust I,

6.613%, 12–15–55	6,280		6,955

Real Estate Operating Companies – 0.5%
Colonial Realty L.P.,
5.500%, 10–1–15 (A)	1,830		1,934
Helios Leasing I LLC,
2.018%, 5–29–24	1,211		1,191

			3,125

Regional Banks – 0.7%
AmSouth Bancorporation,
5.200%, 4–1–15	1,000		1,032
Synovus Financial Corp.,
7.875%, 2–15–19	3,025		3,463

			4,495

Specialized Finance – 0.2%
International Lease Finance Corp.,
6.500%, 9–1–14 (A)	1,300		1,310

Specialized REITs – 1.9%
American Tower Trust I,
1.551%, 3–15–18 (A)	6,365		6,339
Hospitality Properties Trust,
4.650%, 3–15–24	4,000		4,189
Ventas Realty L.P. and Ventas Capital Corp.,
2.700%, 4–1–20	1,867		1,858

			12,386

Specialty Chemicals – 0.7%
Ashland, Inc.,
3.875%, 4–15–18	4,450		4,578

Trading Companies & Distributors – 0.3%
AmeriGas Finance Corp. and AmeriGas Finance LLC,
6.750%, 5–20–20	1,500		1,627
AmeriGas Partners L.P. and AmeriGas Finance Corp.,
6.500%, 5–20–21	477		512

			2,139

Trucking – 0.2%
Tagua Leasing LLC,
1.900%, 7–12–24	1,120		1,095

Wireless Telecommunication Service – 1.1%
Crown Castle International Corp.,
6.113%, 1–15–20 (A)	4,050		4,765
MetroPCS Communications, Inc.,
6.625%, 4–1–23	1,500		1,628
T-Mobile USA, Inc.,
6.500%, 1–15–24	1,000		1,069

			7,462

TOTAL CORPORATE DEBT SECURITIES – 41.8%			$274,143
(Cost: $264,311)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 6.5%
7 WTC Depositor LLC Trust 2012-WTC Commercial Mortgage Pass-Through Certificates, Series 2012-7WTC,
4.082%, 3–13–31 (A)	2,094		2,183
Banco Hipotecario Nacional:
7.916%, 7–25–09 (A)(C)	31		—	*
0.000%, 3–25–12 (A)(C)	10		—	*
7.540%, 5–31–17 (A)(C)	—	*	—
BB-UBS Trust 2012-SHOW, Commercial Mortgage Pass-Through Certificates, Series 2012 Class A,
3.430%, 11–5–36 (A)	2,850		2,823
BB-UBS Trust 2012-SHOW, Commercial Mortgage Pass-Through Certificates, Series 2012 Class D,
4.026%, 11–5–36 (A)(B)	1,425		1,392

Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4,
5.468%, 6–11–41 (B)	94	94
Bear Stearns Mortgage Securities, Inc.,
8.000%, 11–25–29	157	149
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-SMPA,
2.110%, 1–12–30 (A)	1,270	1,291
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-SMPD,
3.008%, 1–12–30 (A)(B)	1,240	1,254
GS Mortgage Securities Corp. Trust Commercial Mortgage Pass-Through Certificates, Series 2012-BWTR,
3.329%, 11–5–34 (A)(B)	1,000	983
Hometown Commercial Capital LLC, Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11–11–38 (A)	774	618
Hometown Commercial Trust 2007-1, Commercial Mortgage-Backed Notes, Series 2007-1,
6.057%, 6–11–39 (A)	164	102
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST, Commercial Mortgage Pass-Through Certificates, Series 2009-IWST:
2.196%, 12–5–27 (A)(B)	5,898	545
7.151%, 12–5–27 (A)	1,425	1,721
7.694%, 12–5–27 (A)(B)	2,600	3,171
Mellon Residential Funding,
6.750%, 6–25–28	1	1
Morgan Stanley Capital I Trust 2012-C4,
3.773%, 3–15–45	945	980
Multi Security Asset Trust L.P., Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
5.000%, 11–28–35 (A)	455	459
5.270%, 11–28–35 (A)	2,000	2,074
5.880%, 11–28–35 (A)(B)	1,280	1,258
OBP Depositor LLC Trust, Commercial Mortgage Pass-Through Certificates, Series 2010-OBP,
2.710%, 2–17–26 (A)	3,595	3,509
Queens Center Mortgage Trust 2013-QC,
3.275%, 1–11–37 (A)	3,010	2,960
UBS-Barclays Commerical Mortgage Trust, Series 2012-C3 A4,
3.091%, 8–10–49	2,885	2,891
Vornado DP LLC Trust 2010, Commercial Mortgage Pass-Through Certificates, Series 2010-VNO,
5.280%, 9–13–28 (A)	1,200	1,345
Wachovia Bank Commerical Mortgage Trust, Commerical Mortgage Pass-Through Certificates, Series 2004-C15,
4.803%, 10–15–41	1,405	1,409
Wells Fargo Commerical Mortgage Trust, Series 2012-LC5 A3,
2.918%, 10–15–45	3,173	3,143
WFRBS Commercial Mortgage Trust 2001-C2 A-2,
3.791%, 2–15–44 (A)	1,485	1,543
WFRBS Commercial Mortgage Trust 2011-C5,
3.667%, 11–15–44 (B)	1,135	1,192
WFRBS Commercial Mortgage Trust 2012-C10, Class A-3,
2.870%, 11–15–45	3,539	3,489

		42,579

Other Mortgage-Backed Securities – 2.1%
ABFS Mortgage Loan Trust 2001-2,
7.490%, 12–25–31 (B)	412	364

Banc of America Alternative Loan Trust 2003-05,
5.500%, 7–25–33	55	—	*
Banc of America Mortgage Trust 2003-09,
5.500%, 12–25–33	169	—	*
Banc of America Mortgage Trust 2004-03,
4.875%, 4–25–19	71	69
Bank of America Mortgage Securities, Inc., Mortgage Pass-Through Certificates, Series 2003-3,
5.500%, 5–25–33	553	584
C-Bass 2006-MH1 Trust:
5.970%, 10–25–36 (A)(B)	129	129
6.240%, 10–25–36 (A)(B)	88	89
CHL Mortgage Pass-Through Trust 2004-J4,
5.250%, 5–25–34	160	147
Collateralized Mortgage Obligation Trust,
5.000%, 7–1–18	7	7
Connecticut Avenue Securities, Series 2013-C01,
1.101%, 5–25–24 (B)	1,598	1,598
Credit Suisse Mortgage Trust 2014-ICE, Class C,
2.000%, 4–15–27 (A)(B)	4,225	4,237
CWHEQ Home Equity Loan Trust, Series 2007-S2,
5.934%, 5–25–37 (B)	307	268
First Horizon Mortgage Pass-Through Trust 2007-4,
5.500%, 8–25–22	67	65
GMACM Home Equity Loan Trust 2007-HE1,
5.952%, 8–25–37 (B)	570	502
JPMorgan Mortgage Trust 2004-A3,
2.505%, 7–25–34 (B)	198	200
Merrill Lynch Mortgage Investors, Inc., Mortgage Pass-Through Certificates, Series 1997-C2,
6.250%, 12–10–29	492	493
Morgan Stanley Capital I Trust 2012-STAR, Class A-2,
3.201%, 8–5–34 (A)	1,350	1,355
Morgan Stanley Capital I Trust 2012-STAR, Class B,
3.451%, 8–5–34 (A)	930	937
Morgan Stanley Capital I Trust, Series 2012-C4,
1.085%, 3–15–45	272	273
Prudential Home Mortgage Securities:
6.730%, 4–28–24 (A)(B)	1	1
7.922%, 9–28–24 (A)(B)	2	2
RASC, Series 2003-KS10 Trust,
6.410%, 12–25–33	165	99
RFMSI, Series 2004-S5 Trust:
4.500%, 5–25–19	121	109
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
7.316%, 12–25–30 (B)	742	485
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
4.952%, 11–25–35 (B)	442	8
Structured Asset Mortgage Investments, Inc.,
1.996%, 5–2–30 (B)	6	2
TimberStar Trust I,
6.208%, 10–15–36 (A)	1,560	1,653

		13,676

TOTAL MORTGAGE-BACKED SECURITIES – 8.6%		$56,255
(Cost: $57,807)

MUNICIPAL BONDS – TAXABLE
Alabama – 0.1%
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013T,
3.435%, 12–15–25	470	482

Florida – 0.1%
Sarasota Cnty, FL, Cap Impvt Rev Bonds, Ser 2010A,
7.016%, 10–1–40	520	591

New York – 1.1%
Port Auth of NY & NJ Consolidated Bonds, 168th Ser,
4.926%, 10–1–51	3,550	3,948
Port Auth of NY & NJ Consolidated Bonds, Ser 174,
4.458%, 10–1–62	3,110	3,186

		7,134

Washington – 0.2%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A,
5.450%, 9–1–40	1,205	1,317

TOTAL MUNICIPAL BONDS – TAXABLE – 1.5%		$9,524
(Cost: $8,739)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.8%
Federal Farm Credit Bank,
2.990%, 2–4–28	5,600	5,197
Federal National Mortgage Association,
5.500%, 2–1–35	131	147

		5,344

Mortgage-Backed Obligations – 22.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO,
5.300%, 1–15–33	139	152
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 12–1–17	96	102
5.500%, 9–1–19	129	138
3.974%, 1–25–21	1,500	1,644
5.000%, 4–1–23	456	498
3.500%, 8–1–26	981	1,038
2.500%, 3–1–28	879	893
2.500%, 4–1–28	879	893
5.000%, 5–1–29	95	106
3.500%, 5–1–32	1,815	1,896
6.500%, 9–1–32	66	76
6.000%, 11–1–33	91	104
5.500%, 5–1–34	699	798
6.500%, 5–1–34	172	194
5.500%, 6–1–34	242	273
5.000%, 9–1–34	4	5
5.500%, 9–1–34	10	11
5.500%, 10–1–34	286	321
5.500%, 7–1–35	107	120
5.000%, 8–1–35	119	132
5.500%, 10–1–35	104	116
5.000%, 11–1–35	281	311
5.000%, 12–1–35	79	88
6.500%, 7–1–36	118	135
7.000%, 12–1–37	151	166
5.500%, 2–1–39	598	672
5.000%, 11–1–39	244	275
5.000%, 1–1–40	1,486	1,664
5.000%, 3–1–40	2,112	2,382
5.000%, 4–1–40	487	542
5.000%, 8–1–40	491	544
4.000%, 10–1–40	1,212	1,284
4.000%, 11–1–40	1,123	1,195
4.500%, 1–1–41	1,414	1,535
4.000%, 2–1–41	2,168	2,301

4.000%, 3–1–41	671	714
4.500%, 3–1–41	617	672
4.500%, 4–1–41	1,559	1,703
4.000%, 6–1–41	734	780
4.000%, 8–1–41	594	630
4.000%, 11–1–41	6,056	6,419
3.500%, 1–1–42	2,426	2,501
3.500%, 3–1–42	2,477	2,547
3.000%, 8–1–42	1,760	1,739
3.500%, 8–1–42	4,353	4,476
3.000%, 1–1–43	1,836	1,814
3.000%, 2–1–43	2,260	2,238
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	15	15
6.000%, 1–1–18	43	45
5.500%, 2–1–18	54	57
5.500%, 3–1–18	11	11
5.000%, 5–1–18	200	213
5.000%, 6–1–18	46	49
5.000%, 7–1–18	20	22
5.000%, 10–1–18	136	144
5.500%, 9–1–19	46	49
3.000%, 9–1–22	1,402	1,466
5.000%, 7–1–23	233	258
6.000%, 8–1–23	276	306
5.500%, 2–1–24	91	102
4.500%, 4–1–25	421	451
3.500%, 7–1–25 TBA	125	132
3.500%, 11–1–25	613	651
3.500%, 6–1–26	1,076	1,141
3.000%, 7–1–27	130	135
2.500%, 11–1–27	1,702	1,721
2.500%, 7–1–28	705	716
6.000%, 8–1–29	87	99
7.500%, 5–1–31	30	34
7.000%, 9–1–31	12	14
7.000%, 11–1–31	126	148
6.500%, 12–1–31	13	15
6.500%, 2–1–32	137	157
7.000%, 2–1–32	101	116
7.000%, 3–1–32	160	187
6.500%, 4–1–32	27	31
6.500%, 5–1–32	56	64
6.500%, 7–1–32	19	23
6.500%, 8–1–32	27	31
6.000%, 9–1–32	31	36
6.500%, 9–1–32	69	79
6.000%, 10–1–32	574	656
6.500%, 10–1–32	61	71
6.000%, 11–1–32	432	493
3.500%, 12–1–32	2,585	2,708
6.000%, 3–1–33	658	752
5.500%, 4–1–33	416	471
6.000%, 4–1–33	35	40
5.500%, 5–1–33	56	63
6.000%, 6–1–33	243	276
6.500%, 8–1–33	19	21
6.000%, 10–1–33	43	48
6.000%, 12–1–33	130	148
5.500%, 1–1–34	131	148
5.500%, 1–1–34	125	140
6.000%, 1–1–34	82	93
5.000%, 3–1–34	473	528
5.000%, 3–1–34	59	66
5.500%, 3–1–34	50	57
5.500%, 4–1–34	54	62
5.000%, 5–1–34	30	33
6.000%, 8–1–34	132	150
5.500%, 9–1–34	310	350
6.000%, 9–1–34	152	172
6.500%, 9–1–34	205	232
5.500%, 11–1–34	498	561
6.000%, 11–1–34	216	245
6.500%, 11–1–34	14	16

5.000%, 12–1–34	762	849
5.500%, 1–1–35	387	437
5.500%, 1–1–35	141	159
5.500%, 2–1–35	887	1,007
6.500%, 3–1–35	261	297
5.000%, 4–1–35	144	160
5.500%, 4–1–35	271	306
4.500%, 5–1–35	542	588
5.500%, 6–1–35	13	14
4.500%, 7–1–35	399	433
5.000%, 7–1–35	868	966
5.000%, 7–1–35	183	204
5.500%, 7–1–35	121	137
5.500%, 8–1–35	17	19
5.500%, 10–1–35	514	586
5.500%, 11–1–35	316	354
5.500%, 12–1–35	331	371
5.000%, 2–1–36	83	92
5.500%, 2–1–36	331	359
6.500%, 2–1–36	108	122
5.500%, 9–1–36	370	415
5.500%, 11–1–36	189	212
6.000%, 11–1–36	110	124
6.000%, 1–1–37	95	107
6.000%, 5–1–37	199	227
5.500%, 6–1–37	94	107
6.000%, 8–1–37	116	131
6.000%, 9–1–37	125	142
7.000%, 10–1–37	17	19
5.500%, 3–1–38	325	370
5.000%, 4–1–38	402	454
5.500%, 5–1–38	176	196
6.000%, 10–1–38	408	460
6.000%, 12–1–38	267	301
4.500%, 6–1–39	261	285
4.000%, 7–1–39 TBA	1,300	1,378
5.000%, 12–1–39	560	635
5.500%, 12–1–39	420	474
5.000%, 3–1–40	1,435	1,612
6.000%, 6–1–40	244	275
4.500%, 10–1–40	1,217	1,318
4.000%, 12–1–40	1,752	1,860
3.500%, 4–1–41	2,528	2,604
4.000%, 4–1–41	1,601	1,704
4.500%, 4–1–41	3,049	3,329
5.000%, 4–1–41	361	407
4.500%, 7–1–41	1,713	1,862
4.000%, 8–1–41	1,308	1,389
4.000%, 9–1–41	2,133	2,268
4.000%, 10–1–41	2,056	2,186
3.500%, 11–1–41	4,356	4,490
3.500%, 1–1–42	4,174	4,299
3.000%, 3–1–42	1,588	1,569
3.500%, 7–1–42	1,990	2,046
3.500%, 8–1–42	2,663	2,744
3.000%, 9–1–42	2,689	2,661
3.500%, 2–1–43	1,851	1,912
3.500%, 3–1–43	2,701	2,787
4.000%, 1–1–44	1,564	1,668
3.000%, 7–1–44	6,000	5,920
Government National Mortgage Association Agency REMIC/CMO:
0.309%, 3–16–34 (B)(E)	559	1
0.643%, 7–16–40 (B)(E)	318	6
0.000%, 3–16–42 (B)(D)(E)	700	—	*
0.347%, 6–17–45 (B)(E)	1,720	22
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7–15–24	84	97
4.000%, 8–20–31	880	930
5.000%, 7–15–33	260	288
5.000%, 7–15–34	201	223
5.500%, 12–15–34	266	301
5.000%, 1–15–35	313	347
5.000%, 12–15–35	475	526
4.000%, 6–20–36	1,209	1,271
5.500%, 7–15–38	255	286
5.500%, 10–15–38	299	340

5.500%, 2–15–39	151	170
5.000%, 12–15–39	203	226
5.000%, 1–15–40	1,558	1,725
4.500%, 6–15–40	695	760
5.000%, 7–15–40	517	569
4.000%, 12–20–40	766	822
4.000%, 1–15–41	1,182	1,263
4.000%, 10–15–41	720	770
3.000%, 8–1–43	365	368
3.500%, 8–1–43	1,500	1,558
3.500%, 10–20–43	1,446	1,507
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995-1, Class 1,
7.228%, 2–15–25 (B)	97	109
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995-1, Class 2,
7.793%, 2–15–25	28	32

		145,079

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 22.9%		$150,423
(Cost: $149,784)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 12.2%
U.S. Treasury Bonds:
5.375%, 2–15–31 (F)	4,940	6,478
3.750%, 11–15–43	5,075	5,470
3.625%, 2–15–44	17,985	18,941
U.S. Treasury Notes:
0.250%, 2–29–16	5,330	5,324
0.875%, 5–15–17	1,960	1,962
0.875%, 1–31–18	19,260	19,074
1.500%, 5–31–19	11,265	11,206
2.250%, 4–30–21	4,510	4,553
2.000%, 5–31–21	1,150	1,141
2.500%, 5–15–24	5,830	5,818

		79,967

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 12.2%		$79,967
(Cost: $78,665)

SHORT–TERM SECURITIES
Commercial Paper – 5.2%
Apple, Inc.,
0.070%, 7–7–14 (G)	10,000	10,000
BMW U.S. Capital LLC (GTD by BMW AG),
0.080%, 7–11–14 (G)	5,000	5,000
Enbridge, Inc.,
0.250%, 7–15–14 (G)	5,000	4,999
Exxon Mobil Corp.,
0.050%, 7–1–14 (G)	3,319	3,319
International Business Machines Corp.,
0.070%, 7–1–14 (G)	4,000	4,000
PACCAR Financial Corp. (GTD by PACCAR, Inc.),
0.080%, 7–25–14 (G)	6,000	6,000
United Technologies Corp.,
0.070%, 7–1–14 (G)	805	805

		34,123

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (H)	1,888	1,888

TOTAL SHORT-TERM SECURITIES – 5.5%		$36,011
(Cost: $36,011)

TOTAL INVESTMENT SECURITIES – 103.5%		$678,540
(Cost: $665,281)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.5%)		(22,795)

NET ASSETS – 100.0%		$655,745

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $118,467 or 18.1% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Zero coupon bond.

(E)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(F)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(G)	Rate shown is the yield to maturity at June 30, 2014.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at June 30, 2014 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	Short	9-30-14	153	$(19,152)	$(7)
U.S. Treasury Long Bond	Short	9-30-14	61	(8,368)	(34)
				$(27,520)	$(41)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$6,884	$—	$—
Asset-Backed Securities	—	62,096	3,237
Corporate Debt Securities	—	267,188	6,955
Mortgage-Backed Securities	—	52,923	3,332
Municipal Bonds	—	9,524	—
United States Government Agency Obligations	—	150,423	—	*
United States Government Obligations	—	79,967	—
Short-Term Securities	—	36,011	—
Total	$6,884	$658,132	$13,524
Liabilities
Futures Contracts	$41	$—	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Corporate Debt Securities	Mortgage-Backed Securities		United States Government Agency Obligations
Beginning Balance 4-1-14	$5,069	$3,999	$3,326		$—	*
Net realized gain (loss)	—	—	(184)		—
Net change in unrealized appreciation (depreciation)	38	23	187		—	*
Purchases	—	—	—		—
Sales	(88)	—	—		—
Amortization\Accretion of premium/discount	—	(7)	—	*	—
Transfers into Level 3 during the period	2,050	6,939	3		—
Transfers out of Level 3 during the period	(3,832)	(3,999)	—		—
Ending Balance 6-30-14	$3,237	$6,955	$3,332		$—	*
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-14	$38	$23	$187		$—	*

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-14		Valuation Technique(s)	Unobservable Input(s)
Assets
Asset-Backed Securities	$3,237		Third-party valuation service	Broker quotes
Corporate Debt Securities	$6,955		Third-party valuation service	Broker quotes
Mortgage-Backed Securities	$3,332		Third-party valuation service	Broker quotes
United States Government Agency Obligations	$—	*	Broker	Broker quotes

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TBA = To Be Announced

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$665,281

Gross unrealized appreciation	20,912
Gross unrealized depreciation	(7,653)
Net unrealized appreciation	$13,259

SCHEDULE OF INVESTMENTS Ivy Core Equity Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Application Software – 4.9%
Adobe Systems, Inc. (A)	475	$34,385
Autodesk, Inc. (A)	278	15,691

		50,076

Auto Parts & Equipment – 1.4%
Delphi Automotive plc	210	14,463

Automobile Manufacturers – 1.4%
Ford Motor Co.	839	14,464

Biotechnology – 3.4%
Alexion Pharmaceuticals, Inc. (A)	97	15,125
Biogen Idec, Inc. (A)	62	19,392

		34,517

Brewers – 3.1%
Anheuser-Busch InBev S.A. ADR	277	31,874

Broadcasting – 3.0%
CBS Corp., Class B	494	30,687

Cable & Satellite – 5.1%
Charter Communications, Inc., Class A (A)	76	12,037
Comcast Corp., Class A	387	20,785
Time Warner Cable, Inc.	133	19,591

		52,413

Construction Machinery & Heavy Trucks – 2.2%
Cummins, Inc.	147	22,634

Data Processing & Outsourced Services – 3.7%
Alliance Data Systems Corp. (A)	46	12,853
MasterCard, Inc., Class A	342	25,105

		37,958

Diversified Banks – 3.4%
Bank of America Corp.	2,305	35,428

Diversified Chemicals – 4.4%
Dow Chemical Co. (The)	531	27,315
PPG Industries, Inc.	81	17,106

		44,421

Home Improvement Retail – 1.5%
Home Depot, Inc. (The)	194	15,714

Hypermarkets & Super Centers – 1.5%
Costco Wholesale Corp.	131	15,074

Industrial Machinery – 8.0%
Flowserve Corp.	282	20,930
Pall Corp.	286	24,422
Parker Hannifin Corp.	87	10,976
Pentair, Inc. (A)	357	25,731

		82,059

Internet Retail – 0.6%
TripAdvisor, Inc. (A)	55	5,922

Motorcycle Manufacturers – 2.4%
Harley-Davidson, Inc.	350	24,475

Movies & Entertainment – 2.7%
Twenty-First Century Fox, Inc.	806	27,589

Multi-Line Insurance – 3.4%
American International Group, Inc.	633	34,549

Oil & Gas Exploration & Production – 4.2%
Cabot Oil & Gas Corp.	361	12,328
Noble Energy, Inc.	408	31,565

		43,893

Oil & Gas Refining & Marketing – 2.8%
Phillips 66	355	28,529

Oil & Gas Storage & Transportation – 1.4%
MarkWest Energy Partners L.P.	196	14,058

Other Diversified Financial Services – 3.1%
Citigroup, Inc.	673	31,689

Packaged Foods & Meats – 1.8%
Mead Johnson Nutrition Co.	198	18,485

Pharmaceuticals – 5.4%
Bristol-Myers Squibb Co.	449	21,796
Shire Pharmaceuticals Group plc ADR	144	33,957

		55,753

Railroads – 6.3%
Canadian Pacific Railway Ltd.	251	45,539
Kansas City Southern	179	19,255

		64,794

Research & Consulting Services – 1.6%
Nielsen Holdings N.V.	344	16,629

Restaurants – 2.8%
Chipotle Mexican Grill, Inc., Class A (A)	22	12,857
YUM! Brands, Inc.	189	15,355

		28,212

Semiconductor Equipment – 3.8%
Applied Materials, Inc.	1,719	38,763

Semiconductors – 2.2%
Texas Instruments, Inc.	473	22,595

Specialty Chemicals – 1.5%
LyondellBasell Industries N.V., Class A	162	15,785

Tobacco – 2.3%
Philip Morris International, Inc.	284	23,975

TOTAL COMMON STOCKS – 95.3%		$977,477
(Cost: $749,643)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.3%
BMW U.S. Capital LLC (GTD by BMW AG):
0.080%, 7–11–14 (B)	$2,500	2,500
0.090%, 7–25–14 (B)	5,000	5,000
DTE Energy Co. (GTD by Detroit Edison Co.),
0.180%, 7–2–14 (B)	5,000	5,000
Exxon Mobil Corp.,
0.050%, 7–1–14 (B)	7,314	7,314
International Business Machines Corp.,
0.070%, 7–1–14 (B)	3,000	3,000

United Technologies Corp.,
0.070%, 7–1–14 (B)	546	546

		23,360

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (C)	1,380	1,380

TOTAL SHORT-TERM SECURITIES – 2.4%		$24,740
(Cost: $24,740)

TOTAL INVESTMENT SECURITIES – 97.7%		$1,002,217
(Cost: $774,383)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.3%		23,465

NET ASSETS – 100.0%		$1,025,682

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$213,939	$—	$—
Consumer Staples	89,408	—	—
Energy	86,480	—	—
Financials	101,666	—	—
Health Care	90,270	—	—
Industrials	186,116	—	—
Information Technology	149,392	—	—
Materials	60,206	—	—
Total Common Stocks	$977,477	$—	$—
Short-Term Securities	—	24,740	—
Total	$977,477	$24,740	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$774,383

Gross unrealized appreciation	229,956
Gross unrealized depreciation	(2,122)
Net unrealized appreciation	$227,834

SCHEDULE OF INVESTMENTS Ivy Cundill Global Value Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil – 0.0%
HRT Participacoes Em Petroleo S.A. (A)	284	$152

Canada – 3.9%
EnCana Corp.	628	14,880

France – 5.8%
Compagnie de Saint-Gobain	160	9,044
Vinci	178	13,338

		22,382

Germany – 3.9%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	68	15,185

Greece – 2.7%
EFG Eurobank Ergasias S.A. (A)	17,500	8,842
Intralot S.A. Integrated Lottery Systems and Services (A)	626	1,733

		10,575

Hong Kong – 4.8%
First Pacific Co. Ltd.	6,167	6,891
Henderson Land Development Co. Ltd.	1,984	11,607

		18,498

Italy – 2.8%
Mediaset S.p.A. (A)	2,186	10,656

Japan – 7.0%
Honda Motor Co. Ltd.	205	7,147
SANKYO Co. Ltd.	391	15,022
Sega Sammy Holdings, Inc.	254	4,999

		27,168

Netherlands – 3.5%
TNT Express N.V.	1,047	4,945
TNT Express N.V.	950	8,595

		13,540

Russia – 1.4%
OAO LUKOIL ADR	90	5,354

South Korea – 11.4%
Korea Tobacco & Ginseng Corp.	70	6,153
LG Corp.	181	11,181
Nongshim Co. Ltd.	19	5,303
POSCO	57	17,162
POSCO ADR	54	4,027

		43,826

United Kingdom – 4.5%
BP plc ADR	160	8,465
Group 4 Securicor plc	2,059	8,991

		17,456

United States – 24.2%
American International Group, Inc.	400	21,853
Bank of America Corp.	990	15,216
Chesapeake Energy Corp.	233	7,251
Citigroup, Inc.	386	18,197
GameStop Corp., Class A	190	7,673
Microsoft Corp.	190	7,915
News Corp., Class A (A)	819	14,696

		92,801

TOTAL COMMON STOCKS – 75.9%		$292,473
(Cost: $227,886)

PREFERRED STOCKS
United States – 3.4%
Chesapeake Energy Corp., 5.75% Cumulative (B)	10	13,272

TOTAL PREFERRED STOCKS – 3.4%		$13,272
(Cost: $10,733)

CORPORATE DEBT SECURITIES	Principal
Canada – 2.1%
BlackBerry Ltd., Convertible,
6.000%, 11–30–20 (B)	$7,020	8,073

TOTAL CORPORATE DEBT SECURITIES – 2.1%		$8,073
(Cost: $7,020)

OTHER GOVERNMENT SECURITIES
Greece – 0.1%
Hellenic Republic:
2.000%, 2–24–23 (C)	EUR18	19
2.000%, 2–24–24 (C)	18	20
2.000%, 2–24–25 (C)	18	19
2.000%, 2–24–26 (C)	18	19
2.000%, 2–24–27 (C)	18	18
2.000%, 2–24–28 (C)	19	19
2.000%, 2–24–29 (C)	19	19
2.000%, 2–24–30 (C)	19	19
2.000%, 2–24–31 (C)	19	18
2.000%, 2–24–32 (C)	19	18
2.000%, 2–24–33 (C)	19	18
2.000%, 2–24–34 (C)	19	18
2.000%, 2–24–35 (C)	19	18
2.000%, 2–24–36 (C)	19	18
2.000%, 2–24–37 (C)	19	18
2.000%, 2–24–38 (C)	19	18
2.000%, 2–24–39 (C)	19	18
2.000%, 2–24–40 (C)	19	18
2.000%, 2–24–41 (C)	19	18
2.000%, 2–24–42 (C)	19	18
0.000%, 10–15–42 (C)(D)	378	7

		375

TOTAL OTHER GOVERNMENT SECURITIES –0.1%		$375
(Cost: $91)

SHORT-TERM SECURITIES
Commercial Paper – 13.8%
Fannie Mae Discount Notes:
0.040%, 7–14–14 (E)	$401	401
0.030%, 7–29–14 (E)	4,500	4,500
0.060%, 8–13–14 (E)	248	248
0.060%, 8–18–14 (E)	1,350	1,350
0.040%, 8–25–14 (E)	450	450
0.030%, 8–27–14 (E)	460	460
0.040%, 9–22–14 (E)	3,650	3,650
Federal Home Loan Bank:
0.000%, 7–9–14 (E)	20,300	20,299
0.050%, 7–18–14 (E)	736	736
0.060%, 7–30–14 (E)	7,200	7,200

0.050%, 8–6–14 (E)	500	500
0.050%, 8–8–14 (E)	8,400	8,399
0.030%, 8–11–14 (E)	1,706	1,706
Freddie Mac Discount Notes:
0.025%, 7–1–14 (E)	1,634	1,634
0.050%, 7–11–14 (E)	939	939
0.060%, 8–22–14 (E)	800	800

		53,272

United States Government Agency Obligations – 4.4%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 7–2–14 (F)	3,197	3,197
0.110%, 7–2–14 (F)	2,000	2,000
0.110%, 7–7–14 (F)	9,785	9,873
0.110%, 7–7–14 (F)	1,242	1,242
0.110%, 7–7–14 (F)	596	596

		16,908

TOTAL SHORT-TERM SECURITIES – 18.2%		$70,180
(Cost: $70,092)

TOTAL INVESTMENT SECURITIES – 99.7%		$384,373
(Cost: $315,822)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,341

NET ASSETS – 100.0%		$385,714

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $21,345 or 5.5% of net assets.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro).

(D)	Zero coupon bond.

(E)	Rate shown is the yield to maturity at June 30, 2014.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Morgan Stanley International	653,000	9-10-14	$—	$77
Sell	Japanese Yen	Citibank N.A.	600,000	9-10-14	—	107
Sell	Japanese Yen	Citibank N.A.	456,900	12-3-14	—	45
Sell	Japanese Yen	Citibank N.A.	757,200	12-17-14	—	46
					$—	$275
Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$61,925	$—	$—
Consumer Staples	11,456	—	—
Energy	36,102	—	—
Financials	97,793	—	—
Industrials	56,094	—	—
Information Technology	7,915	—	—
Materials	21,188	—	—
Total Common Stocks	$292,473	$—	$—
Preferred Stocks	—	13,272	—
Corporate Debt Securities	—	—	8,073
Other Government Securities	—	375	—
Short-Term Securities	—	70,180	—
Total	$292,473	$83,827	$8,073
Liabilities
Forward Foreign Currency Contracts	$—	$275	$—

There were no transfers between any levels during the period ended June 30, 2014.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities
Beginning Balance 4-1-14	$7,117
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	956
Purchases	—
Sales	—
Amortization/Accretion of premium/discount	—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Ending Balance 6-30-14	$8,073
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-14	$956

Information about Level 3 fair value measurements:

	Fair Value at 6-30-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Corporate Debt Securities	$8,073	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$315,822

Gross unrealized appreciation	74,367
Gross unrealized depreciation	(5,816)
Net unrealized appreciation	$68,551

SCHEDULE OF INVESTMENTS Ivy Dividend Opportunities Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 1.8%
Omnicom Group, Inc. (A)	101	$7,225

Aerospace & Defense – 4.1%
Boeing Co. (The)	62	7,831
Honeywell International, Inc.	94	8,732

		16,563

Apparel Retail – 2.4%
Limited Brands, Inc.	163	9,567

Asset Management & Custody Banks – 1.3%
Northern Trust Corp.	79	5,085

Automobile Manufacturers – 2.0%
Ford Motor Co.	476	8,213

Brewers – 2.9%
Anheuser-Busch InBev S.A. ADR	106	12,234

Cable & Satellite – 2.1%
Comcast Corp., Class A	155	8,310

Casinos & Gaming – 2.3%
Wynn Resorts Ltd.	45	9,264

Construction Machinery & Heavy Trucks – 4.0%
Allison Transmission Holdings, Inc.	250	7,761
Caterpillar, Inc.	76	8,247

		16,008

Consumer Electronics – 1.3%
Garmin Ltd.	87	5,298

Data Processing & Outsourced Services – 1.1%
Paychex, Inc.	106	4,387

Distillers & Vintners – 1.5%
Diageo plc ADR	47	5,963

Diversified Banks – 2.6%
Wells Fargo & Co.	204	10,733

Diversified Chemicals – 4.0%
Dow Chemical Co. (The)	145	7,446
PPG Industries, Inc.	42	8,890

		16,336

Electric Utilities – 1.5%
PPL Corp.	174	6,182

Home Improvement Retail – 2.4%
Home Depot, Inc. (The)	126	10,214

Household Products – 2.0%
Colgate-Palmolive Co.	117	7,974

Industrial Conglomerates – 1.0%
3M Co.	28	3,975

Industrial Gases – 1.0%
Airgas, Inc.	37	3,975

Industrial Machinery – 2.2%
Eaton Corp.	116	8,961

Industrial REITs – 1.2%
ProLogis	122	4,997

Integrated Oil & Gas – 3.0%
Exxon Mobil Corp.	38	3,791
Occidental Petroleum Corp.	81	8,272

		12,063

Integrated Telecommunication Services – 1.7%
Verizon Communications, Inc.	142	6,931

Investment Banking & Brokerage – 2.0%
Goldman Sachs Group, Inc. (The)	48	7,962

Oil & Gas Equipment & Services – 3.3%
Schlumberger Ltd.	112	13,257

Oil & Gas Storage & Transportation – 5.4%
Energy Transfer Equity L.P.	113	6,648
MarkWest Energy Partners L.P.	106	7,588
Phillips 66 Partners L.P.	34	2,569
Plains GP Holdings L.P., Class A	162	5,173

		21,978

Other Diversified Financial Services – 3.4%
JPMorgan Chase & Co.	241	13,860

Packaged Foods & Meats – 1.7%
Mead Johnson Nutrition Co.	73	6,755

Pharmaceuticals – 10.9%
Bristol-Myers Squibb Co.	181	8,778
GlaxoSmithKline plc ADR	121	6,471
Johnson & Johnson	88	9,185
Merck & Co., Inc.	109	6,323
Pfizer, Inc.	289	8,563
Teva Pharmaceutical Industries Ltd. ADR	96	5,030

		44,350

Property & Casualty Insurance – 2.2%
ACE Ltd.	86	8,866

Railroads – 3.0%
Union Pacific Corp.	121	12,040

Research & Consulting Services – 1.6%
Nielsen Holdings N.V.	130	6,315

Semiconductor Equipment – 2.4%
Applied Materials, Inc.	422	9,525

Semiconductors – 6.6%
Analog Devices, Inc.	116	6,267
Microchip Technology, Inc.	262	12,807
Texas Instruments, Inc.	162	7,740

		26,814

Specialty Chemicals – 1.8%
LyondellBasell Industries N.V., Class A	73	7,119

Specialty Stores – 0.8%
Tiffany & Co.	33	3,258

Technology Hardware, Storage & Peripherals – 1.8%
Apple, Inc.	79	7,351

Tobacco – 2.1%
Philip Morris International, Inc.	101	8,503

TOTAL COMMON STOCKS – 98.4%		$398,411
(Cost: $277,937)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.7%
Exxon Mobil Corp.,
0.050%, 7–1–14 (B)	$3,037	3,037

Master Note – 1.0%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (C)	3,993	3,993

TOTAL SHORT-TERM SECURITIES – 1.7%		$7,030
(Cost: $7,030)

TOTAL INVESTMENT SECURITIES – 100.1%		$405,441
(Cost: $284,967)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(314)

NET ASSETS – 100.0%		$405,127

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$398,411	$—	$—
Short-Term Securities	—	7,030	—
Total	$398,411	$7,030	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$284,967

Gross unrealized appreciation	120,593
Gross unrealized depreciation	(119)
Net unrealized appreciation	$120,474

SCHEDULE OF INVESTMENTS Ivy Emerging Markets Equity Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil – 9.3%
BRF-Brasil Foods S.A.	555	$13,476
BRMalls Participacoes S.A.	824	7,014
Companhia Vale do Rio Doce, Class A	570	6,776
Itau Unibanco Holdings S.A.	513	7,381
Kroton Educacional S.A.	298	8,377
Petroleo Brasileiro S.A.	1,740	13,619
Raia Drogasil S.A.	1,143	9,487

		66,130

China – 18.4%
AviChina Industry & Technology Co. Ltd., H Shares	12,296	6,949
Baidu.com, Inc. ADR (A)	66	12,316
BOC Hong Kong (Holdings) Ltd., H Shares	22,408	10,032
Bona Film Group Ltd. ADR (A)	501	3,106
China Petroleum & Chemical Corp., H Shares	15,204	14,498
GCL-Poly Energy Holdings Ltd.	11,824	3,951
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	2,228	6,526
Guodian Technology & Environment Group Corp. Ltd.	13,525	3,071
iKang Healthcare Group, Inc. (A)	350	6,069
JD.com, Inc. ADR (A)	734	20,927
Jumei International Holding Ltd. ADR (A)	250	6,800
Kweichow Moutai Co. Ltd., Class A	583	13,338
Li Ning Co. Ltd. (A)	6,979	5,583
Ozner Water International Holding Ltd. (A)(B)	14,000	5,383
SAIC Motor Corp. Ltd., Class A (A)	4,538	11,189

		129,738

Cyprus – 1.0%
QIWI plc ADR	179	7,206

Denmark – 0.9%
Chr. Hansen Holding A/S	126	5,307
Novozymes A/S, Class B	28	1,414

		6,721

Hong Kong – 8.3%
Agricultural Bank of China Ltd., H Shares	22,651	9,995
Anton Oilfield Services Group	7,792	5,308
China Modern Dairy Holdings Ltd., H Shares (A)	16,389	6,450
Fosun International Ltd.	13,389	17,794
Galaxy Entertainment Group	2,450	19,599

		59,146

India – 10.9%
Axis Bank Ltd.	300	9,568
Cairn India Ltd.	1,664	10,097
HCL Technologies Ltd.	318	7,926
HDFC Bank Ltd.	789	10,772
Just Dial Ltd. (A)	357	8,667
Larsen & Toubro Ltd.	572	16,177
Lupin Ltd.	379	6,606
Page Industries Ltd.	30	3,565
Shriram Transport Finance Co. Ltd.	284	4,278

		77,656

Indonesia – 2.6%
PT Bank Mandiri (Persero) Tbk	7,725	6,337
PT Jasa Marga (Persero) Tbk	10,602	5,344
PT Lippo Karawaci Tbk	81,662	6,612

		18,293

Israel – 1.2%
Teva Pharmaceutical Industries Ltd. ADR	163	8,536

Malaysia – 1.7%
Tenaga Nasional Berhad	3,233	12,265

Mexico – 3.4%
BanRegio Grupo Financiero S.A.B. de C.V.	422	2,503
CEMEX S.A.B. de C.V. (A)	5,923	7,838
Grupo Lala S.A.B. de C.V.	909	2,403
OHL Mexico S.A.B. de C.V. (A)	2,008	6,130
Promotora y Operadora de Infraestructura S.A.B. de C.V. (A)	379	5,058

		23,932

Panama – 1.6%
Copa Holdings S.A., Class A	78	11,123

Philippines – 2.7%
Emperador, Inc. (A)	8,451	2,288
GT Capital Holdings, Inc.	273	5,439
Robinsons Retail Holdings, Inc. (A)	6,666	11,142

		18,869

Russia – 1.7%
Magnit OJSC GDR	208	12,247

Singapore – 2.1%
Golden Agri-Resources Ltd.	13,067	5,816
Keppel Corp. Ltd.	1,033	8,938

		14,754

South Africa – 1.1%
Naspers Ltd., Class N	63	7,452

South Korea – 10.8%
Hyundai Motor Co.	63	14,299
Kia Motors Corp.	132	7,380
Kolao Holdings	83	1,873
Naver Corp.	16	12,933
Samsung Electronics Co. Ltd.	8	10,583
Samsung Fire & Marine Insurance Co. Ltd.	44	11,300
SK hynix, Inc.	383	18,388

		76,756

Taiwan – 11.1%
Advanced Semiconductor Engineering, Inc.	8,101	10,541
Delta Electronics, Inc.	1,515	11,036
MediaTek, Inc.	924	15,628
Novatek Microelectronics Corp.	1,887	9,290
Taiwan Semiconductor Manufacturing Co. Ltd.	5,716	24,218
Zhen Ding Technology Holding Ltd.	2,348	7,730

		78,443

Thailand – 2.3%
Charoen Pokphand Foods Public Co. Ltd.	10,273	8,625
Kasikornbank Public Co. Ltd.	1,269	8,018

		16,643

Turkey – 1.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	5,442	6,832
Turk Hava Yollari Anonim Ortakligi (A)	1,088	3,334

		10,166

United States – 3.8%
Balchem Corp.	47	2,539
FLIR Systems, Inc.	146	5,055
Harman International Industries, Inc.	58	6,199
Kansas City Southern	82	8,777
Kosmos Energy Ltd. (A)	420	4,720

		27,290

TOTAL COMMON STOCKS – 96.3%		$683,366
(Cost: $539,148)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
China Mobile Ltd.,
Call HKD75.00, Expires 12–30–14, OTC (Ctrpty: UBS AG) (C)	1,470	274
ICICI Bank Ltd. ADR,
Call $42.00, Expires 1–16–15	1,150	989

TOTAL PURCHASED OPTIONS – 0.2%		$1,263
(Cost: $570)

CORPORATE DEBT SECURITIES	Principal
Singapore – 0.1%
Olam International Ltd.,
6.750%, 1–29–18	$773	809

TOTAL CORPORATE DEBT SECURITIES – 0.1%		$809
(Cost: $744)

SHORT-TERM SECURITIES
Commercial Paper – 0.9%
Exxon Mobil Corp.,
0.050%, 7–1–14 (D)	3,945	3,945
Nestle Finance International Ltd. (GTD by Nestle S.A.),
0.090%, 7–21–14 (D)	2,366	2,366

		6,311

Master Note – 0.9%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (E)	6,420	6,420

TOTAL SHORT-TERM SECURITIES – 1.8%		$12,731
(Cost: $12,731)

TOTAL INVESTMENT SECURITIES – 98.4%		$698,169
(Cost: $553,193)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.6%		11,130

NET ASSETS – 100.0%		$709,299

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $5,383 or 0.8% of net assets.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (HKD – Hong Kong Dollar).

(D)	Rate shown is the yield to maturity at June 30, 2014.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Barclays Capital, Inc.	2,500,877	7-29-14	$—	$109

The following total return swap agreements were outstanding at June 30, 2014:

Counterparty	# of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee#	Unrealized Appreciation
UBS AG, London	3,870,000	Daqin Railway Co. Ltd.	12-17-14	$3,935	USD LIBOR + 0.700%	$67

#	The Fund pays the financing fee multiplied by the notional amount each month. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

The following written options were outstanding at June 30, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price		Premium Received	Value
China Mobile Ltd.	UBS AG	Put	1,470	December 2014	HKD	70.00	$193	$(149)
	UBS AG	Call	1,470	December 2014		82.50	62	(75)
ICICI Bank Ltd. ADR	N/A	Put	1,265	January 2015		$20.00	250	(10)
	N/A	Put	1,985	January 2015		28.00	517	(30)
YY, Inc. ADR	N/A	Put	310	November 2014		40.00	154	(23)
							$1,176	$(287)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$121,730	$—	$—
Consumer Staples	82,984	—	—
Energy	48,242	—	—
Financials	106,082	—	—
Health Care	29,151	—	—
Industrials	74,902	—	—
Information Technology	167,756	—	—
Materials	40,254	—	—
Utilities	12,265	—	—
Total Common Stocks	$683,366	$—	$—
Purchased Options	—	1,263	—
Corporate Debt Securities	—	809	—
Short-Term Securities	—	12,731	—
Total	$683,366	$14,803	$—
Swap Agreements	$—	$67	$—
Liabilities
Forward Foreign Currency Contracts	$—	$109	$—
Written Options	$23	$264	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GDR = Global Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$553,193

Gross unrealized appreciation	157,427
Gross unrealized depreciation	(12,451)
Net unrealized appreciation	$144,976

SCHEDULE OF INVESTMENTS Ivy Energy Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels – 1.6%
Cameco Corp.	89	$1,737
Foresight Energy L.P. (A)	92	1,875
Peabody Energy Corp.	79	1,284

		4,896

Construction & Engineering – 2.2%
Fluor Corp.	85	6,541

Electrical Components & Equipment – 0.6%
SolarCity Corp. (A)	27	1,920

Industrial Machinery – 1.6%
Flowserve Corp.	68	5,074

Integrated Oil & Gas – 6.0%
Chevron Corp.	19	2,480
Exxon Mobil Corp.	48	4,787
Occidental Petroleum Corp.	65	6,627
Royal Dutch Shell plc, Class A (B)	35	1,444
Suncor Energy, Inc.	76	3,221

		18,559

Oil & Gas Drilling – 4.9%
Helmerich & Payne, Inc.	47	5,434
Nabors Industries Ltd.	137	4,016
Patterson-UTI Energy, Inc.	169	5,916

		15,366

Oil & Gas Equipment & Services – 28.0%
Baker Hughes, Inc.	121	9,008
Basic Energy Services, Inc. (A)	169	4,928
Cameron International Corp. (A)	62	4,178
Core Laboratories N.V.	52	8,737
Dril-Quip, Inc. (A)	51	5,599
FMC Technologies, Inc. (A)	59	3,609
Forum Energy Technologies, Inc. (A)	146	5,319
Halliburton Co.	190	13,492
National Oilwell Varco, Inc.	51	4,179
Oceaneering International, Inc.	18	1,422
Schlumberger Ltd.	122	14,354
Superior Energy Services, Inc.	126	4,566
Weatherford International Ltd. (A)	336	7,736

		87,127

Oil & Gas Exploration & Production – 32.4%
Anadarko Petroleum Corp.	58	6,401
Antero Resources Corp. (A)	42	2,783
Athlon Energy, Inc. (A)	78	3,721
Bonanza Creek Energy, Inc. (A)	78	4,464
Cabot Oil & Gas Corp.	124	4,240
Canadian Natural Resources Ltd.	122	5,596
Cimarex Energy Co.	52	7,481
CNOOC Ltd. ADR	12	2,143
Concho Resources, Inc. (A)	20	2,868
ConocoPhillips	32	2,700
Continental Resources, Inc. (A)	43	6,843
Devon Energy Corp.	21	1,628
EOG Resources, Inc.	74	8,629
Gulfport Energy Corp. (A)	58	3,646
Memorial Resource Development Corp. (A)	125	3,053
Newfield Exploration Co. (A)	104	4,612
Noble Energy, Inc.	93	7,165
Oasis Petroleum LLC (A)	61	3,401
Parsley Energy, Inc., Class A (A)	258	6,205
Pioneer Natural Resources Co.	13	2,999
Rice Energy, Inc. (A)	113	3,445
RSP Permian, Inc. (A)	91	2,941
Southwestern Energy Co. (A)	97	4,397

		101,361

Oil & Gas Refining & Marketing – 6.0%
Marathon Petroleum Corp.	56	4,391
Marathon Petroleum Corp. L.P.	74	4,757
Phillips 66	49	3,909
Tesoro Corp.	55	3,198
Valero Energy Corp.	50	2,495

		18,750

Oil & Gas Storage & Transportation – 11.0%
Enbridge, Inc.	63	2,981
Energy Transfer Equity L.P.	76	4,450
MarkWest Energy Partners L.P.	64	4,567
Phillips 66 Partners L.P.	81	6,102
Plains GP Holdings L.P., Class A	70	2,239
Targa Resources Corp.	42	5,869
Valero Energy Partners L.P.	48	2,417
Williams Co., Inc. (The)	97	5,673

		34,298

Railroads – 1.4%
Canadian Pacific Railway Ltd.	24	4,257

Specialized Finance – 0.7%
CME Group, Inc.	31	2,196

Trading Companies & Distributors – 0.1%
NOW, Inc. (A)	13	461

TOTAL COMMON STOCKS – 96.5%		$300,806
(Cost: $208,430)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 6.1%
DTE Energy Co. (GTD by Detroit Edison Co.),
0.180%, 7–2–14 (C)	$4,000	4,000
Kroger Co. (The),
0.190%, 7–1–14 (C)	6,989	6,989
Procter & Gamble Co. (The),
0.060%, 7–14–14 (C)	4,000	4,000
USAA Capital Corp.,
0.060%, 7–1–14 (C)	4,000	4,000

		18,989

Master Note – 2.1%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (D)	6,449	6,449

TOTAL SHORT-TERM SECURITIES – 8.2%		$25,438
(Cost: $25,438)

TOTAL INVESTMENT SECURITIES – 104.7%		$326,244
(Cost: $233,868)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (4.7%)		(14,690)

NET ASSETS – 100.0%		$311,554

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at June 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$300,806	$—	$—
Short-Term Securities	—	25,438	—
Total	$300,806	$25,438	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$233,868

Gross unrealized appreciation	94,107
Gross unrealized depreciation	(1,731)
Net unrealized appreciation	$92,376

SCHEDULE OF INVESTMENTS Ivy European Opportunities Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Bermuda – 2.3%
Archer Ltd. (A)	1,154	$2,069
Catlin Group Ltd.	298	2,728

		4,797

Canada – 0.5%
First Quantum Minerals Ltd.	50	1,077

Denmark – 4.3%
GN Store Nord A/S	116	3,322
Novo Nordisk A/S, Class B	47	2,157
TDC A/S	335	3,467

		8,946

France – 16.8%
Air France-KLM S.A. (A)	157	1,981
Axa S.A.	212	5,077
BNP Paribas	23	1,574
European Aeronautic Defence and Space Co.	30	2,031
France Telecom (A)	131	2,067
Gaz de France	76	2,092
GDF SUEZ S.A. (B)	41	1,134
Gemalto N.V.	9	964
Ingenico S.A.	25	2,183
L Air Liquide S.A.	18	2,376
Renault S.A.	45	4,042
Safran	47	3,063
Sanofi-Aventis	25	2,624
Societe Generale	18	953
Total S.A.	44	3,144

		35,305

Germany – 6.4%
adidas AG	10	1,043
Bayer AG	18	2,599
Continental AG	12	2,778
Fresenius SE & Co. KGaA	18	2,610
United Internet AG	50	2,203
Wirecard AG	53	2,293

		13,526

Ireland – 2.2%
Glanbia plc	155	2,335
Smurfit Kappa Group plc	97	2,226

		4,561

Italy – 2.0%
Banca Intesa S.p.A.	657	2,029
Prysmian S.p.A.	95	2,142

		4,171

Netherlands – 4.8%
AEGON N.V.	296	2,580
Heineken N.V.	44	3,145
ING Groep N.V., Certicaaten Van Aandelen (A)	304	4,272

		9,997

Norway – 4.2%
DNB ASA	114	2,078
Marine Harvest ASA	258	3,516
StatoilHydro ASA	105	3,231

		8,825

Spain – 2.5%
ACS Actividades de Construccion y Servicios S.A.	57		2,593
Banco Bilbao Vizcaya Argentaria S.A.	211		2,687

			5,280

Sweden – 1.0%
Nordea Bank AB	147		2,078

Switzerland – 7.2%
ARYZTA AG	46		4,324
Clariant Ltd., Registered Shares	52		1,022
Compagnie Financiere Richemont S.A.	12		1,207
Holcim Ltd, Registered Shares	25		2,198
Novartis AG, Registered Shares	30		2,744
Roche Holdings AG, Genusscheine	12		3,697

			15,192

United Kingdom – 37.9%
Afren plc (A)	1,153		2,861
Ashtead Group plc	288		4,310
AstraZeneca plc	14		1,040
AstraZeneca plc ADR	14		1,047
Barclays plc	—	*	—	*
Bellway plc	130		3,475
BG Group plc	153		3,224
BP plc	363		3,198
British American Tobacco plc	35		2,065
Britvic plc	346		4,306
BT Group plc	331		2,180
Compass Group plc	62		1,076
Countrywide plc	288		2,534
easyJet plc	109		2,549
Essentra plc	161		2,098
Genel Energy plc (A)	176		3,055
HSBC Holdings plc	199		2,017
IMI plc	82		2,082
Kingfisher plc	332		2,042
Legal & General Group plc	691		2,665
NEXT plc	22		2,471
Pets at Home Group plc (A)	752		2,640
Prudential plc	106		2,430
Shire plc	100		7,844
Smith & Nephew plc	120		2,139
St. James’s Place plc	206		2,686
Taylor Wimpey plc	1,678		3,273
Travis Perkins plc	113		3,162
UBM plc	193		2,202
WPP Group plc	139		3,028

			79,699

United States – 4.6%
Alexion Pharmaceuticals, Inc. (A)	13		2,016
Incyte Corp. (A)	55		3,127
Jazz Pharmaceuticals plc (A)	16		2,367
Yahoo!, Inc. (A)	61		2,132

			9,642

TOTAL COMMON STOCKS – 96.7%			$203,096
(Cost: $173,260)

PREFERRED STOCKS
Germany – 2.4%
Henkel AG & Co. KGaA	26		3,052
Volkswagen AG, 2.260%	8		2,075

			5,127

TOTAL PREFERRED STOCKS – 2.4%			$5,127
(Cost: $4,869)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.6%
Exxon Mobil Corp.,
0.050%, 7–1–14 (C)	$3,280	3,280

Master Note – 0.5%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (D)	1,107	1,107

TOTAL SHORT-TERM SECURITIES – 2.1%		$4,387
(Cost: $4,387)

TOTAL INVESTMENT SECURITIES – 101.2%		$212,610
(Cost: $182,516)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.2%)		(2,509)

NET ASSETS – 100.0%		$210,101

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $1,134 or 0.5% of net assets.

(C)	Rate shown is the yield to maturity at June 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	State Street Global Markets	11,300	7-29-14	$—	$54

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$29,277	$—	$—
Consumer Staples	19,691	—	—
Energy	20,781	—	—
Financials	38,389	—	—
Health Care	39,334	—	—
Industrials	23,913	—	—
Information Technology	9,775	—	—
Materials	10,997	—	—
Telecommunication Services	7,713	—	—
Utilities	3,226	—	—
Total Common Stocks	$203,096	$—	$—
Preferred Stocks	5,127	—	—
Short-Term Securities	—	4,387	—
Total	$208,223	$4,387	$—

Liabilities
Forward Foreign Currency Contracts	$—	$54	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout the schedule:

*	Not shown due to rounding

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$182,516

Gross unrealized appreciation	32,702
Gross unrealized depreciation	(2,608)
Net unrealized appreciation	$30,094

SCHEDULE OF INVESTMENTS Ivy Global Bond Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Finance – 1.1%
Banco Latinoamericano de Comercio Exterior S.A.	115	$3,408

Diversified Chemicals – 0.7%
Dow Chemical Co. (The)	42	2,172

Electric Utilities – 1.9%
Alupar Investimento S.A. (A)	199	1,468
PPL Corp.	88	3,125
Transmissora Alianca de Energia Eletrica S.A. (A)	181	1,622

		6,215

Integrated Oil & Gas – 1.2%
Royal Dutch Shell plc, Class A (A)	88	3,644

Oil & Gas Drilling – 0.7%
Seadrill Partners LLC	69	2,271

Pharmaceuticals – 1.9%
Bristol-Myers Squibb Co.	43	2,092
GlaxoSmithKline plc (A)	141	3,782

		5,874

Semiconductors – 1.0%
Intel Corp.	101	3,111

Water Utilities – 0.2%
Aguas Andinas S.A. (A)	1,051	663

TOTAL COMMON STOCKS – 8.7%		$27,358
(Cost: $22,160)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 1.1%
Embraer Overseas Ltd.,
6.375%, 1–24–17	$1,700	1,866
TransDigm, Inc.,
6.000%, 7–15–22 (B)	1,607	1,651

		3,517

Agricultural Products – 1.4%
Corporacion Pesquera Inca S.A.C.:
9.000%, 2–10–17	2,022	1,970
9.000%, 2–10–17 (B)	1,575	1,536
Marfrig Holdings (Europe) B.V.,
6.875%, 6–24–19 (B)	500	506
Tonon Luxembourg S.A.,
10.500%, 5–14–24 (B)	250	263

		4,275

Airlines – 1.1%
Aeropuertos Argentina 2000 S.A.:
10.750%, 12–1–20 (B)	1,197	1,257
10.750%, 12–1–20	86	90
Guanay Finance Ltd.,
6.000%, 12–15–20 (B)	1,500	1,580
TAM Capital 2, Inc.:
9.500%, 1–29–20 (B)	425	456
9.500%, 1–29–20	100	107

		3,490

Auto Parts & Equipment – 0.7%
Schaeffler Finance B.V.,
7.750%, 2–15–17 (B)	750	846
Schaeffler Holding Finance B.V.,
6.875%, 8–15–18 (B)(C)	1,317	1,387

		2,233

Automobile Manufacturers – 0.5%
Tenedora Nemak S.A. de C.V.,
5.500%, 2–28–23 (B)	1,500	1,526

Broadcasting – 1.8%
Globo Comunicacoe e Participacoes S.A.:
5.307%, 5–11–22 (B)(D)	850	901
6.250%, 12–20–49 (D)	3,587	3,753
6.250%, 12–20–49 (B)(D)	1,000	1,046

		5,700

Cable & Satellite – 2.0%
Net Servicos de Comunicacao S.A.,
7.500%, 1–27–20	2,570	2,738
Numericable Group S.A.,
6.000%, 5–15–22 (B)	1,727	1,796
VTR Finance B.V.,
6.875%, 1–15–24 (B)	1,680	1,803

		6,337

Coal & Consumable Fuels – 1.5%
PT Adaro Indonesia:
7.625%, 10–22–19 (B)	2,700	2,835
7.625%, 10–22–19	1,845	1,937

		4,772

Communications Equipment – 0.2%
BC Luxco 1 S.A.,
7.375%, 1–29–20 (B)	500	515

Construction & Engineering – 2.2%
OAS Finance Ltd.,
8.000%, 7–2–21 (B)	500	505
OAS Financial Ltd.,
8.875%, 4–29–49 (D)	1,250	1,244
OAS Investments GmbH,
8.250%, 10–19–19 (B)	1,050	1,087
Odebrecht Drilling Norbe VII/IX Ltd.,
6.350%, 6–30–21 (B)	2,472	2,662
Odebrecht Offshore Drilling Finance,
6.750%, 10–1–22 (B)	964	1,032

		6,530

Construction Materials – 2.7%
C5 Capital (SPV) Ltd.,
4.511%, 12–29–49 (B)(D)	1,600	1,376
CEMEX S.A.B. de C.V.:
9.000%, 1–11–18 (B)	4,700	5,053
7.250%, 1–15–21 (B)	1,200	1,320
Hillman Group, Inc. (The),
6.375%, 7–15–22 (B)	418	418

		8,167

Consumer Finance – 2.1%
Banco BMG S.A.,
9.150%, 1–15–16	396	416
Banco Latinoamericano de Comercio Exterior S.A.,
3.750%, 4–4–17 (B)	5,200	5,397
VEB Finance Ltd.,
5.375%, 2–13–17 (B)	600	629

		6,442

Diversified Banks – 6.9%
Banco Bradesco S.A.,
4.125%, 5–16–16 (B)	1,850	1,929
Banco Cruzeiro do Sul S.A.,
8.500%, 2–20–15 (B)(E)	1,500	225
Banco de Bogota S.A.,
5.000%, 1–15–17 (B)	400	427

Banco Santander Brasil S.A.,
4.500%, 4–6–15 (B)	750	767
Bancolombia S.A.,
4.250%, 1–12–16	1,700	1,774
Barclays plc,
8.250%, 12–29–49	1,000	1,060
Caixa Economica Federal,
4.250%, 5–13–19 (B)	2,150	2,170
ICICI Bank Ltd.:
4.750%, 11–25–16 (B)	1,250	1,316
4.800%, 5–22–19 (B)	500	528
SB Capital S.A.,
5.499%, 7–7–15	550	570
Societe Generale N.A.,
5.922%, 4–29–49 (B)	1,350	1,441
State Bank of India:
4.500%, 10–23–14	1,000	1,008
4.125%, 8–1–17 (B)	1,200	1,249
3.250%, 4–18–18 (B)	1,500	1,509
3.622%, 4–17–19 (B)	1,000	1,006
VTB Capital S.A.,
6.000%, 4–12–17 (B)	4,710	4,965

		21,944

Diversified Metals & Mining – 1.7%
Southern Peru Copper Corp.,
6.375%, 7–27–15	275	290
Suzano Trading Ltd.,
5.875%, 1–23–21 (B)	2,300	2,392
Uralkali Finance Ltd.,
3.723%, 4–30–18 (B)	1,100	1,067
Vedanta Resources plc,
6.000%, 1–31–19 (B)	1,550	1,602

		5,351

Electric Utilities – 4.2%
Emgesa S.A. E.S.P.,
8.750%, 1–25–21 (F)	COP6,930,000	4,005
ENEL Finance International S.A.,
3.875%, 10–7–14 (B)	$500	504
Listrindo Capital B.V.,
6.950%, 2–21–19 (B)	2,550	2,748
Majapahit Holding B.V.,
7.750%, 10–17–16	1,200	1,350
Rural Electrification Corp. Ltd.,
4.250%, 1–25–16	1,675	1,725
RusHydro Finance Ltd.,
7.875%, 10–28–15 (F)	RUB90,000	2,602
Tata Electric Co.,
8.500%, 8–19–17	$250	275

		13,209

Food Distributors – 1.5%
Olam International Ltd.:
5.750%, 9–20–17	1,150	1,206
7.500%, 8–12–20	2,500	2,794
Olam International Ltd., Convertible,
6.000%, 10–15–16	700	774

		4,774

Gas Utilities – 0.2%
Transportadora de Gas del Sur S.A.,
7.875%, 5–14–17	564	541

Household Appliances – 0.1%
Controladora Mabe S.A. de C.V.,
6.500%, 12–15–15	150	158

Independent Power Producers & Energy Traders – 0.8%
China Resources Power Holdings Co. Ltd.,
3.750%, 8–3–15	2,500	2,546

Industrial Conglomerates – 0.5%
Rearden G Holdings EINS GmbH,
7.875%, 3–30–20 (B)	1,600	1,692

Integrated Oil & Gas – 0.9%
Petrobras Global Finance (GTD by Petroleo Brasileiro S.A.),
4.875%, 3–17–20		2,750	2,825

Integrated Telecommunication Services – 0.9%
Mobile TeleSystems OJSC,
5.000%, 5–30–23		700	680
TBG Global Pte. Ltd.,
4.625%, 4–3–18 (B)		1,500	1,522
Verizon Communications, Inc.,
3.650%, 9–14–18		650	694

			2,896

IT Consulting & Other Services – 0.9%
iGATE Corp.,
4.750%, 4–15–19 (B)		2,880	2,930

Marine – 0.7%
SCF Capital Ltd.:
5.375%, 10–27–17		1,150	1,162
5.375%, 10–27–17 (B)		1,000	1,010

			2,172

Oil & Gas Drilling – 2.9%
Lancer Finance Co. (SPV) Ltd.,
5.850%, 12–12–16 (B)		643	648
Noble Group Ltd.,
4.875%, 8–5–15		1,400	1,449
Oro Negro Drilling Pte. Ltd.,
7.500%, 1–24–19 (B)		2,900	2,951
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (B)		1,942	2,027
5.250%, 7–30–18		212	222
Schahin II Finance Co. (SPV) Ltd.,
5.875%, 9–25–22 (B)		1,885	1,857

			9,154

Oil & Gas Equipment & Services – 0.7%
QGOG Constellation S.A.,
6.250%, 11–9–19 (B)		2,250	2,278

Oil & Gas Exploration & Production – 3.2%
Novatek Finance Ltd.:
5.326%, 2–3–16 (B)		2,200	2,306
7.750%, 2–21–17 (B)(F)		RUB55,000	1,560
Pacific Rubiales Energy Corp.:
5.375%, 1–26–19 (B)		$2,000	2,085
7.250%, 12–12–21 (B)		650	722
Pan American Energy LLC:
7.875%, 5–7–21 (B)		1,000	1,045
7.875%, 5–7–21		500	523
Ras Laffan Liquefied Natural Gas Co. Ltd.,
5.832%, 9–30–16		448	475
YPF Sociedad Anonima,
8.875%, 12–19–18 (B)		1,300	1,372

			10,088

Oil & Gas Refining & Marketing – 0.4%
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (B)		1,100	1,218

Oil & Gas Storage & Transportation – 1.5%
Empresas ICA S.A.B. de C.V.,
8.875%, 5–29–24 (B)		500	514
Empresas Publicas de Medellin E.S.P.,
8.375%, 2–1–21 (F)	COP	6,300,000	3,555
Midcontinent Express Pipeline LLC,
5.450%, 9–15–14		$560	563

			4,632

Other Diversified Financial Services – 0.7%
Citigroup, Inc.,
8.400%, 4–29–49		1,250	1,426
MTS International Funding Ltd.,
5.000%, 5–30–23 (B)		750	728

			2,154

Packaged Foods & Meats – 3.5%
BFF International Ltd.:
7.250%, 1–28–20 (B)	2,000	2,310
8.500%, 4–27–71	2,800	2,894
Cosan Finance Ltd.,
7.000%, 2–1–17	128	142
JBS Finance II Ltd.,
8.250%, 1–29–18 (B)	2,400	2,544
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10–28–20 (B)	1,800	1,926
Marfrig Overseas Ltd.,
9.500%, 5–4–20 (B)	1,000	1,075

		10,891

Paper Products – 1.2%
Fibria Overseas Finance Ltd.,
6.750%, 3–3–21 (B)	160	178
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (B)	1,925	2,047
4.375%, 5–15–23 (B)	1,000	993
IRSA Inversiones y Representaciones S.A.,
8.500%, 2–2–17	625	615

		3,833

Precious Metals & Minerals – 0.3%
ALROSA Finance S.A.,
8.875%, 11–17–14	850	872

Regional Banks – 1.0%
OJSC Russian Agricultural Bank,
5.100%, 7–25–18 (B)	2,950	2,980

Restaurants – 0.6%
Arcos Dorados Holdings, Inc.,
10.250%, 7–13–16 (F)	BRL4,070	1,741

Specialized Consumer Services – 0.2%
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19	$725	749

Steel – 1.2%
ArcelorMittal:
9.500%, 2–15–15	500	524
4.250%, 2–25–15	500	508
Evraz Group S.A.,
7.400%, 4–24–17	1,200	1,239
Steel Capital S.A.,
6.250%, 7–26–16 (B)	1,500	1,583

		3,854

Wireless Telecommunication Service – 1.8%
America Movil S.A.B. de C.V.,
3.625%, 3–30–15	800	817
American Tower Corp.,
3.400%, 2–15–19	1,400	1,464
Indosat Palapa Co. B.V.,
7.375%, 7–29–20 (B)	650	704
Vimpel-Communications,
6.493%, 2–2–16 (B)	1,775	1,865
VimpleCom Holdings B.V.,
9.000%, 2–13–18 (B)(F)	RUB25,000	707

		5,557

TOTAL CORPORATE DEBT SECURITIES – 55.8%		$174,543
(Cost: $171,925)

OTHER GOVERNMENT SECURITIES
Argentina – 0.8%
City of Buenos Aires,
12.500%, 4–6–15	$1,000	1,018
Province of Buenos Aires (The),
11.750%, 10–5–15	1,500	1,462

		2,480

Brazil – 0.7%
OI S.A.,
9.750%, 9–15–16 (F)	BRL4,800	2,037

Ireland – 0.2%
Russian Railways via RZD Capital Ltd.,
8.300%, 4–2–19 (F)	RUB19,000	532

Luxembourg – 0.2%
BC Luxco 1 S.A.,
7.375%, 1–29–20	$550	567

Netherlands – 0.1%
Indosat Palapa Co. B.V.,
7.375%, 7–29–20	250	271

Russia – 0.4%
Russian Federation,
3.500%, 1–16–19 (B)	1,200	1,218

Supranational – 0.6%
Central American Bank for Economic Integration:
5.375%, 9–24–14	1,000	1,010
3.875%, 2–9–17 (B)	800	834

		1,844

Venezuela – 1.1%
Corporacion Andina de Fomento,
3.750%, 1–15–16	3,625	3,770

TOTAL OTHER GOVERNMENT SECURITIES – 4.1%		$12,719
(Cost: $13,018)

LOANS
Oil & Gas Storage & Transportation – 0.3%
Empresas ICA S.A.,
0.000%, 7–1–17 (D)	1,000	1,000

TOTAL LOANS – 0.3%		$1,000
(Cost: $1,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
4.000%, 7–15–23 (G)	799	34
4.000%, 2–15–24 (G)	247	17
4.000%, 4–15–24 (G)	296	32
5.500%, 1–15–38 (G)	555	103
Federal National Mortgage Association Agency REMIC/CMO,
5.000%, 6–25–22 (G)	43	1
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.000%, 3–1–22	76	82
Government National Mortgage Association Agency REMIC/CMO,
4.500%, 11–20–36 (G)	650	35

		304

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$304
(Cost: $1,853)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 25.9%
U.S. Treasury Notes:
1.750%, 7–31–15	17,980	18,290
0.375%, 5–31–16	15,000	14,985

0.500%, 6–15–16	2,800	2,803
0.875%, 2–28–17	27,000	27,096
2.375%, 7–31–17	1,980	2,067
3.500%, 5–15–20	1,980	2,164
2.625%, 11–15–20	4,500	4,673
2.125%, 8–15–21	3,500	3,496
1.750%, 5–15–22	5,475	5,268

		80,842

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 25.9%		$80,842
(Cost: $80,568)

SHORT-TERM SECURITIES
Commercial Paper – 4.8%
BMW U.S. Capital LLC (GTD by BMW AG),
0.090%, 7–14–14 (H)	5,000	5,000
BorgWarner, Inc.,
0.240%, 7–3–14 (H)	3,000	3,000
Campbell Soup Co.,
0.190%, 8–27–14 (H)	3,600	3,599
McCormick & Co., Inc.,
0.110%, 7–1–14 (H)	3,583	3,583

		15,182

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (I)	873	873

TOTAL SHORT-TERM SECURITIES – 5.1%		$16,055
(Cost: $16,055)

TOTAL INVESTMENT SECURITIES – 100.0%		$312,821
(Cost: $306,579)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(115)

NET ASSETS – 100.0%		$312,706

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $114,657 or 36.7% of net assets.

(C)	Payment-in-kind bonds.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

(E)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real, COP – Columbian Peso and RUB – Russian Ruble).

(G)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(H)	Rate shown is the yield to maturity at June 30, 2014.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$27,358	$—	$—
Corporate Debt Securities	—	173,794	749
Other Government Securities	—	12,719	—
Loans	—	1,000	—
United States Government Agency Obligations	—	304	—
United States Government Obligations	—	80,842	—
Short-Term Securities	—	16,055	—
Total	$27,358	$284,714	$749

There were no transfers between any levels during the period ended June 30, 2014.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$306,579

Gross unrealized appreciation	12,299
Gross unrealized depreciation	(6,057)
Net unrealized appreciation	$6,242

SCHEDULE OF INVESTMENTS Ivy Global Equity Income Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia – 6.8%
Amcor Ltd.	362		$3,558
Mirvac Group	1,511		2,543
Pact Group Holdings Ltd. (A)	793		2,564
Spotless Group Holdings Ltd. (A)	1,623		2,525
Telstra Corp. Ltd. ADR	517		2,538
Westpac Banking Corp.	81		2,596

			16,324

Belgium – 1.1%
bpost S.A. de droit public / bpost N.V. van publiekrecht	100		2,527

Bermuda – 1.3%
Catlin Group Ltd.	327		2,996

Canada – 4.0%
Bank of Nova Scotia Berhad (The)	50		3,315
Baytex Energy Corp.	66		3,040
Crescent Point Energy Corp.	71		3,165

			9,520

Denmark – 2.3%
TDC A/S	520		5,384

France – 12.2%
Axa S.A.	140		3,354
Bouygues S.A.	—	*	—	*
Compagnie Generale des Etablissements Michelin, Class B	24		2,919
EDF S.A.	78		2,468
France Telecom (A)	170		2,678
Gaz de France	122		3,364
GDF SUEZ S.A. (B)	47		1,286
Sanofi-Aventis	44		4,681
Total S.A.	80		5,790
Vinci	34		2,524

			29,064

Hong Kong – 1.0%
HK Electric Investments Ltd. (A)	3,547		2,403

Israel – 3.1%
Bezeq – Israel Telecommunication Corp. Ltd. (The)	2,514		4,711
Teva Pharmaceutical Industries Ltd. ADR	50		2,623

			7,334

Japan – 6.0%
Aozora Bank Ltd.	837		2,751
Fuji Heavy Industries Ltd.	100		2,761
ITOCHU Corp.	277		3,560
Japan Airlines Corp.	45		2,510
Sumitomo Mitsui Financial Group, Inc.	66		2,748

			14,330

Luxembourg – 1.3%
RTL Group S.A.	29		3,217

Netherlands – 1.2%
AEGON N.V.	329		2,868

Norway – 3.1%
Marine Harvest ASA	322	4,396
StatoilHydro ASA	95	2,909

		7,305

Singapore – 0.9%
Asian Pay Television Trust	3,471	2,171

Spain – 3.1%
ACS Actividades de Construccion y Servicios S.A.	102	4,686
Banco Bilbao Vizcaya Argentaria S.A.	204	2,598

		7,284

Switzerland – 3.2%
Novartis AG, Registered Shares	39	3,497
Roche Holdings AG, Genusscheine	14	4,087

		7,584

United Kingdom – 23.6%
AMEC plc	131	2,725
AstraZeneca plc	19	1,403
AstraZeneca plc ADR	12	922
Bellway plc	136	3,643
BHP Billiton plc	76	2,471
BP plc	298	2,625
British American Tobacco plc	58	3,468
GlaxoSmithKline plc	93	2,498
HSBC Holdings plc	241	2,448
Kingfisher plc	400	2,460
Legal & General Group plc	928	3,579
National Grid plc	182	2,613
NEXT plc	22	2,461
Prudential plc	111	2,539
Royal Dutch Shell plc, Class A	117	4,840
SSE plc	133	3,570
Taylor Wimpey plc	2,474	4,827
UBM plc	234	2,662
Unilever plc	26	1,198
WPP Group plc	163	3,561

		56,513

United States – 22.3%
Bristol-Myers Squibb Co.	51	2,483
ConocoPhillips	44	3,755
Dow Chemical Co. (The)	77	3,938
Emerson Electric Co.	37	2,482
Ford Motor Co.	210	3,623
General Electric Co.	94	2,469
Johnson & Johnson	77	8,063
Kimberly-Clark Corp.	28	3,088
Merck & Co., Inc.	101	5,818
Microchip Technology, Inc.	55	2,675
PepsiCo, Inc.	15	1,300
Pfizer, Inc.	177	5,257
Philip Morris International, Inc.	39	3,313
PPL Corp.	42	1,479
Two Harbors Investment Corp.	342	3,589

		53,332

TOTAL COMMON STOCKS – 96.5%		$230,156
(Cost: $206,347)

PREFERRED STOCKS
Luxembourg – 0.8%
ArcelorMittal, 6.000%, Convertible	82	1,855

TOTAL PREFERRED STOCKS – 0.8%		$1,855
(Cost: $1,765)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.9%
Exxon Mobil Corp.,
0.050%, 7–1–14 (C)	$2,078	2,078

Master Note – 1.8%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (D)	4,413	4,413

TOTAL SHORT-TERM SECURITIES – 2.7%		$6,491
(Cost: $6,491)

TOTAL INVESTMENT SECURITIES – 100.0%		$238,502
(Cost: $214,603)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		0

NET ASSETS – 100.0%		$238,502

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $1,286 or 0.5% of net assets.

(C)	Rate shown is the yield to maturity at June 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Canadian Dollar	State Street Global Markets	4,775	7-29-14	$—	$22
Sell	Euro	State Street Global Markets	12,050	7-29-14	—	58
					$—	$80

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$34,305	$—	$—
Consumer Staples	16,763	—	—
Energy	28,848	—	—
Financials	37,924	—	—
Health Care	41,332	—	—
Industrials	23,283	—	—
Information Technology	2,675	—	—
Materials	12,531	—	—
Telecommunication Services	15,312	—	—
Utilities	17,183	—	—
Total Common Stocks	$230,156	$—	$—
Preferred Stocks	—	1,855	—
Short-Term Securities	—	6,491	—
Total	$230,156	$8,346	$—
Liabilities
Forward Foreign Currency Contracts	$—	$80	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

*	Not shown due to rounding

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$214,603

Gross unrealized appreciation	25,364
Gross unrealized depreciation	(1,465)
Net unrealized appreciation	$23,899

SCHEDULE OF INVESTMENTS Ivy Global Income Allocation Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 4.6%
Amcor Ltd.	643	$6,327
Mirvac Group	2,740	4,612
Pact Group Holdings Ltd. (A)	1,439	4,655
Spotless Group Holdings Ltd. (A)	2,930	4,559
Telstra Corp. Ltd. ADR	933	4,585
Westpac Banking Corp.	140	4,465

		29,203

Belgium – 0.7%
bpost S.A. de droit public / bpost N.V. van publiekrecht	182	4,588

Bermuda – 0.8%
Catlin Group Ltd.	568	5,199

Canada – 2.6%
Bank of Nova Scotia Berhad (The)	87	5,819
Baytex Energy Corp.	110	5,063
Crescent Point Energy Corp.	131	5,797

		16,679

Denmark – 1.4%
TDC A/S	868	8,982

France – 7.6%
Axa S.A.	248	5,929
Compagnie Generale des Etablissements Michelin, Class B	35	4,168
EDF S.A.	141	4,456
France Telecom (A)	307	4,846
Gaz de France	221	6,094
GDF SUEZ S.A. (B)	87	2,398
Sanofi-Aventis	62	6,573
Total S.A.	132	9,570
Vinci	57	4,280

		48,314

Hong Kong – 0.7%
HK Electric Investments Ltd. (A)	6,946	4,705

Israel – 2.0%
Bezeq – Israel Telecommunication Corp. Ltd. (The)	4,079	7,644
Teva Pharmaceutical Industries Ltd. ADR	91	4,769

		12,413

Japan – 3.9%
Aozora Bank Ltd.	1,519	4,994
Fuji Heavy Industries Ltd.	181	5,014
ITOCHU Corp.	395	5,078
Japan Airlines Corp.	82	4,544
Sumitomo Mitsui Financial Group, Inc.	119	4,989

		24,619

Luxembourg – 1.0%
RTL Group S.A.	55	6,070

Netherlands – 0.7%
AEGON N.V.	490	4,272

Norway – 2.1%
Marine Harvest ASA	507	6,929

StatoilHydro ASA	201	6,174

		13,103

Singapore – 0.6%
Asian Pay Television Trust	6,171	3,860

Spain – 2.1%
ACS Actividades de Construccion y Servicios S.A.	191	8,720
Banco Bilbao Vizcaya Argentaria S.A.	370	4,715

		13,435

Switzerland – 2.3%
Novartis AG, Registered Shares	77	6,985
Roche Holdings AG, Genusscheine	26	7,719

		14,704

United Kingdom – 14.4%
AMEC plc	210	4,364
AstraZeneca plc	33	2,478
AstraZeneca plc ADR	25	1,844
Bellway plc	189	5,054
BHP Billiton plc	139	4,487
BP plc	539	4,748
British American Tobacco plc	103	6,135
GlaxoSmithKline plc	158	4,218
HSBC Holdings plc	436	4,425
Kingfisher plc	676	4,152
Legal & General Group plc	1,641	6,330
National Grid plc	328	4,714
NEXT plc	38	4,159
Royal Dutch Shell plc, Class A	217	8,972
SSE plc	247	6,621
Taylor Wimpey plc	3,320	6,477
UBM plc	422	4,808
Unilever plc	42	1,916
WPP Group plc	259	5,651

		91,553

United States – 18.9%
Abengoa Yield plc (A)	300	11,346
Blackstone Mortgage Trust, Inc., Class A	316	9,171
Bristol-Myers Squibb Co.	86	4,195
ConocoPhillips	73	6,292
Dow Chemical Co. (The)	150	7,719
Emerson Electric Co.	68	4,488
Ford Motor Co.	286	4,934
General Electric Co.	168	4,402
Johnson & Johnson	133	13,871
Kimberly-Clark Corp.	51	5,709
Merck & Co., Inc.	186	10,771
Microchip Technology, Inc.	102	4,986
PepsiCo, Inc.	28	2,504
Pfizer, Inc.	236	7,002
Philip Morris International, Inc.	70	5,882
PPL Corp.	61	2,169
Starwood Property Trust, Inc.	300	7,131
Two Harbors Investment Corp.	630	6,602

		119,174

TOTAL COMMON STOCKS – 66.4%		$420,873
(Cost: $367,348)

INVESTMENT FUNDS
United States – 1.6%
Ares Capital Corp.	570	10,180

TOTAL INVESTMENT FUNDS – 1.6%			$10,180
(Cost: $10,141)

PREFERRED STOCKS
Luxembourg – 0.7%
ArcelorMittal, 6.000%, Convertible		194	4,363

United States – 0.4%
Qwest Corp., 6.125%		100	2,328

TOTAL PREFERRED STOCKS – 1.1%			$6,691
(Cost: $6,929)

CORPORATE DEBT SECURITIES	Principal
Argentina – 0.7%
Aeropuertos Argentina 2000 S.A.:
10.750%, 12–1–20		$1,290	1,355
10.750%, 12–1–20 (B)		860	903
Arcos Dorados Holdings, Inc.,
10.250%, 7–13–16 (B)(C)	BRL	5,000	2,138

			4,396

Australia – 0.8%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (B)		$1,000	1,074
FMG Resources Pty Ltd.,
6.875%, 4–1–22 (B)		3,750	4,022

			5,096

Austria – 0.4%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10–28–20 (B)		1,000	1,070
OAS Investments GmbH,
8.250%, 10–19–19 (B)		1,500	1,553

			2,623

Brazil – 1.3%
AmBev International Finance Co. Ltd.,
9.500%, 7–24–17 (C)	BRL	7,500	3,259
Cosan Overseas Ltd.,
8.250%, 11–29–49		$500	521
QGOG Constellation S.A.,
6.250%, 11–9–19 (B)		1,500	1,519
Tonon Bioenergia S.A.,
9.250%, 1–24–20 (B)		3,000	2,827

			8,126

British Virgin Islands – 0.4%
OAS Finance Ltd.,
8.000%, 7–2–21 (B)		1,500	1,515
OAS Financial Ltd.,
8.875%, 4–29–49 (D)		1,000	995

			2,510

Cayman Islands – 1.9%
Braskem Finance Ltd. (GTD by Braskem S.A.),
5.750%, 4–15–21 (B)		2,000	2,091
Marfrig Overseas Ltd.,
9.500%, 5–4–20 (B)		3,000	3,225
Odebrecht Finance Ltd.,
7.500%, 9–29–49		500	515
Odebrecht Offshore Drilling Finance,
6.750%, 10–1–22 (B)		4,001	4,283
Petrobras International Finance Co.,
5.375%, 1–27–21		1,700	1,772

			11,886

Columbia – 0.3%
Empresas Publicas de Medellin E.S.P.,
8.375%, 2–1–21 (C)	COP	3,888,000	2,194

France – 1.0%
Societe Generale:
8.250%, 11–29–49		$1,000	1,088

6.000%, 12–31–49 (B)		2,000	1,970
7.875%, 12–31–49 (B)		3,000	3,199

			6,257

Germany – 0.2%
Orion Engineered Carbons Holdings GmbH,
9.250%, 8–1–19 (B)(G)		1,000	1,043
Rearden G Holdings EINS GmbH,
7.875%, 3–30–20 (B)		200	212

			1,255

Hong Kong – 0.6%
China Resources Power Holdings Co. Ltd.,
7.250%, 5–9–49 (D)		2,000	2,088
Noble Group Ltd.,
6.750%, 1–29–20 (B)		1,250	1,406

			3,494

Indonesia – 0.6%
PT Adaro Indonesia,
7.625%, 10–22–19 (B)		2,000	2,100
Theta Capital Ptd. Ltd.,
7.000%, 5–16–19		1,550	1,621

			3,721

Ireland – 0.1%
Novatek Finance Ltd.,
7.750%, 2–21–17 (B)(C)	RUB	25,000	709

Luxembourg – 1.6%
Aguila 3 S.A.,
7.875%, 1–31–18 (B)		$1,500	1,583
Altice S.A.,
7.750%, 5–15–22 (B)		748	798
BC Luxco 1 S.A.,
7.375%, 1–29–20 (B)		2,000	2,060
Evraz Group S.A.:
7.400%, 4–24–17		1,000	1,032
9.500%, 4–24–18 (B)		850	915
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (B)		1,500	1,661
Tonon Luxembourg S.A.,
10.500%, 5–14–24 (B)		2,000	2,101

			10,150

Mexico – 1.6%
America Movil S.A.B. de C.V.,
6.450%, 12–5–22 (C)	MXN	22,000	1,682
BBVA Bancomer S.A.,
6.750%, 9–30–22 (B)		$1,750	1,999
C5 Capital (SPV) Ltd.,
4.511%, 12–29–49 (B)(D)		2,000	1,719
CEMEX S.A.B. de C.V.,
9.500%, 6–15–18 (B)		1,500	1,718
Empresas ICA S.A.B. de C.V.,
8.875%, 5–29–24 (B)		3,000	3,084

			10,202

Netherlands – 1.8%
Listrindo Capital B.V.,
6.950%, 2–21–19 (B)		750	808
Listrindo Capital B.V. (GTD by PT Cikarang Listrindo),
6.950%, 2–21–19		1,000	1,078
Marfrig Holdings (Europe) B.V.:
8.375%, 5–9–18 (B)		2,000	2,127
6.875%, 6–24–19 (B)		500	506
Petrobras Global Finance (GTD by Petroleo Brasileiro S.A.),
6.250%, 3–17–24		3,000	3,192
VimpleCom Holdings B.V.,
9.000%, 2–13–18 (B)(C)	RUB	50,000	1,414
VTR Finance B.V.,
6.875%, 1–15–24 (B)		$2,400	2,576

			11,701

Norway – 1.3%
Corporacion Pesquera Inca S.A.C.,
9.000%, 2–10–17 (B)		3,650	3,559

World Wide Supply A.S.,
7.750%, 5–26–17 (B)		5,000	4,962

			8,521

Russia – 0.1%
SCF Capital Ltd.,
5.375%, 10–27–17		750	758

Singapore – 0.9%
Berau Capital Resources Pte Ltd.,
12.500%, 7–8–15		2,000	2,063
Olam International Ltd.,
6.000%, 8–10–18 (C)	SGD	250	213
Oro Negro Drilling Pte. Ltd.,
7.500%, 1–24–19 (B)		$3,500	3,560

			5,836

Turkey – 0.2%
Türkiye Is Bankasi A.S.,
6.000%, 10–24–22 (B)		1,500	1,501

United Kingdom – 1.7%
Barclays plc,
8.250%, 12–29–49		3,000	3,180
Royal Bank of Scotland Group plc (The),
7.640%, 3–29–49		5,000	5,325
Vedanta Resources plc,
7.125%, 5–31–23 (B)		2,000	2,110

			10,615

United States – 3.6%
Bank of America Corp.,
8.000%, 12–29–49		3,000	3,320
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19		6,000	6,194
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC,
6.750%, 5–1–19 (B)		1,856	1,960
JPMorgan Chase & Co.,
6.125%, 12–29–49		5,000	5,110
Petrohawk Energy Corp.,
7.250%, 8–15–18		1,500	1,568
Signode Industrial Group,
6.375%, 5–1–22 (B)		922	934
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19		500	573
TransDigm Group, Inc.,
7.500%, 7–15–21		2,270	2,514

			22,173

TOTAL CORPORATE DEBT SECURITIES – 21.1%			$133,724
(Cost: $132,015)

MUNICIPAL BONDS
United States – 0.2%
Cmnwlth of PR, GO Bonds of 2014, Ser A,
8.000%, 7–1–35		1,090	961

TOTAL MUNICIPAL BONDS – 0.2%			$961
(Cost: $1,014)

OTHER GOVERNMENT SECURITIES
Argentina – 0.8%
City of Buenos Aires,
12.500%, 4–6–15		3,000	3,053
Province of Buenos Aires (The),
11.750%, 10–5–15		2,000	1,950

			5,003

Australia – 0.6%
New South Wales Treasury Corp.,
5.500%, 3–1–17 (C)	AUD	4,000	4,040

Canada – 1.0%
City of Toronto,
3.500%, 12–6–21 (C)	CAD	2,000	1,962
Province of Ontario,
4.400%, 6–2–19 (C)		2,000	2,080
Regional Municipality of York,
4.000%, 6–30–21 (C)		2,000	2,024

			6,066

Germany – 0.7%
KfW, Frankfurt/Main, Federal Republic of Germany,
2.875%, 10–12–16 (C)	NOK	26,000	4,345

India – 0.3%
Vedanta Resources plc,
7.125%, 5–31–23		$2,000	2,110

Ireland – 0.2%
Russian Railways via RZD Capital Ltd.,
8.300%, 4–2–19 (C)	RUB	50,000	1,401

Malaysia – 0.1%
Malaysia Government Bond,
3.314%, 10–31–17 (C)	MYR	3,000	928

South Korea – 0.2%
South Korea Treasury Bonds,
5.000%, 9–10–14 (C)	KRW	1,100,000	1,092

TOTAL OTHER GOVERNMENT SECURITIES – 3.9%			$24,985
(Cost: $25,836)

LOANS
Canada – 0.0%
KIK Custom Products, Inc.,
9.500%, 11–17–19 (D)		$113	114

United States – 2.7%
Capital Safety North America Holdings, Inc.,
6.500%, 3–26–22 (D)		2,563	2,570
Empresas ICA S.A.,
0.000%, 7–1–17 (D)		3,000	3,000
Evergreen Tank Solution, Inc.,
0.000%, 9–11–18 (D)		2,415	2,414
Focus Brands, Inc.:
10.250%, 8–21–18 (D)		697	707
10.250%, 8–21–18 (D)		303	307
Hampton Rubber Co. & SEI Holding Corp.,
9.000%, 3–24–22 (D)		5,000	5,007
Misys plc and Magic Newco LLC,
12.000%, 6–12–19 (D)		1,000	1,143
U.S. LBM Holdings LLC:
0.000%, 4–25–20 (D)		497	492
7.250%, 4–25–20 (D)		1,486	1,471

			17,111

TOTAL LOANS – 2.7%			$17,225
(Cost: $17,050)

SHORT-TERM SECURITIES
Commercial Paper – 2.8%
Army & Air Force Exchange Service,
0.100%, 7–17–14 (E)		3,000	3,000
Exxon Mobil Corp.,
0.050%, 7–1–14 (E)		13,855	13,855
United Technologies Corp.,
0.070%, 7–1–14 (E)		733	733

			17,588

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (F)		1,979	1,979

TOTAL SHORT-TERM SECURITIES – 3.1%	$19,567
(Cost: $19,567)

TOTAL INVESTMENT SECURITIES – 100.1%	$634,206
(Cost: $579,900)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)	(450)

NET ASSETS – 100.0%	$633,756

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $82,912 or 13.1% of net assets.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (AUD – Australian Dollar, BRL – Brazilian Real, CAD – Canadian Dollar, COP – Columbian Peso, KRW – South Korean Won, MXN – Mexican Peso, MYR – Malaysian Ringgit, NOK – Norwegian Krone, RUB – Russian Ruble and SGD – Singapore Dollar).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

(E)	Rate shown is the yield to maturity at June 30, 2014.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date the variable rate resets.

(G)	Payment-in-kind bonds.

The following forward foreign currency contracts were outstanding at June 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	UBS AG	14,900	7-29-14	$—	$175
Sell	Euro	UBS AG	27,300	7-29-14	—	151
Sell	Japanese Yen	UBS AG	1,471,150	7-29-14	—	63
					$—	$389

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$54,349	$—	$—
Consumer Staples	29,074	—	—
Energy	50,978	—	—
Financials	78,652	—	—
Health Care	70,427	—	—
Industrials	40,659	—	—
Information Technology	4,986	—	—
Materials	23,189	—	—
Telecommunication Services	26,056	—	—
Utilities	42,503	—	—
Total Common Stocks	$420,873	$—	$—
Investment Funds	10,180	—	—
Preferred Stocks	2,328	4,363	—
Corporate Debt Securities	—	122,568	11,156
Municipal Bonds	—	961	—
Other Government Securities	—	24,985	—
Loans	—	15,262	1,963
Short-Term Securities	—	19,567	—
Total	$433,381	$187,706	$13,119
Liabilities
Forward Foreign Currency Contracts	$—	$389	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Loans
Beginning Balance 4-1-14	$4,987	$9,950
Net realized gain (loss)	—	— *
Net change in unrealized appreciation (depreciation)	(48)	44
Purchases	2,075	1,947
Sales	—	(5,004)
Amortization/Accretion of premium/discount	(8)	1
Transfers into Level 3 during the period	4,150	—
Transfers out of Level 3 during the period	—	(4,975)
Ending Balance 6-30-14	$11,156	$1,963
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-14	$(48)	$19

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Corporate Debt Securities	$11,156	Third-party valuation service	Broker quotes
Loans	$1,963	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$579,900

Gross unrealized appreciation	61,065
Gross unrealized depreciation	(6,759)
Net unrealized appreciation	$54,306

SCHEDULE OF INVESTMENTS Ivy Global Natural Resources Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Bermuda – 1.2%
Nabors Industries Ltd.	707	$20,751

Canada – 7.3%
Canadian Natural Resources Ltd.	526	24,146
Canadian Pacific Railway Ltd.	250	45,231
Suncor Energy, Inc.	1,213	51,710
Yamana Gold, Inc.	890	7,326

		128,413

China – 0.0%
China Metal Recycling (Holdings) Ltd.	30,000	—

Netherlands – 2.5%
Chicago Bridge & Iron Co. N.V., NY Shares	278	18,956
Core Laboratories N.V.	152	25,326

		44,282

Switzerland – 2.9%
Weatherford International Ltd. (A)	2,261	51,992

United Kingdom – 7.6%
Anglo American plc	300	7,341
BHP Billiton plc	1,599	51,719
Pentair, Inc. (A)	200	14,410
Randgold Resources Ltd. ADR	118	9,941
Rio Tinto plc	973	51,769

		135,180

United States – 76.6%
Anadarko Petroleum Corp.	326	35,671
Antero Resources Corp. (A)	304	19,925
Axiall Corp.	627	29,617
Baker Hughes, Inc.	708	52,722
Cabot Oil & Gas Corp.	492	16,804
Cameron International Corp. (A)	389	26,322
Caterpillar, Inc.	308	33,517
CME Group, Inc.	234	16,609
Concho Resources, Inc. (A)	221	31,956
ConocoPhillips	183	15,727
Continental Resources, Inc. (A)	297	46,866
Devon Energy Corp.	115	9,123
Dow Chemical Co. (The)	1,139	58,590
Dril-Quip, Inc. (A)	183	19,996
Eastman Chemical Co.	202	17,662
Energy Transfer Equity L.P.	384	22,630
EOG Resources, Inc.	393	45,897
Exxon Mobil Corp.	77	7,783
Flowserve Corp.	482	35,870
Fluor Corp.	367	28,230
FMC Technologies, Inc. (A)	613	37,457
Forum Energy Technologies, Inc. (A)	574	20,911
Freeport-McMoRan Copper & Gold, Inc., Class B	1,301	47,492
Gulfport Energy Corp. (A)	170	10,648
Halliburton Co.	1,418	100,686
Joy Global, Inc.	442	27,218
LyondellBasell Industries N.V., Class A	429	41,853
Marathon Petroleum Corp.	270	21,095
MarkWest Energy Partners L.P.	229	16,406
National Oilwell Varco, Inc.	210	17,302
Newfield Exploration Co. (A)	225	9,952
Noble Energy, Inc.	592	45,825
NOW, Inc. (A)	53	1,901
Oasis Petroleum LLC (A)	341	19,081

Occidental Petroleum Corp.	168	17,252
Oceaneering International, Inc.	114	8,942
Patterson-UTI Energy, Inc.	586	20,459
Peabody Energy Corp.	435	7,116
Phillips 66	310	24,937
Pioneer Natural Resources Co.	129	29,542
Plains GP Holdings L.P., Class A	499	15,976
PPG Industries, Inc.	87	18,220
Rice Energy, Inc. (A)	400	12,191
Schlumberger Ltd.	824	97,209
Southern Copper Corp.	561	17,047
Southwestern Energy Co. (A)	383	17,427
Superior Energy Services, Inc.	714	25,797
Tesoro Corp.	127	7,472
Valero Energy Corp.	324	16,242
Valero Energy Partners L.P.	129	6,465
Williams Co., Inc. (The)	407	23,665

		1,355,303

TOTAL COMMON STOCKS – 98.1%		$1,735,921
(Cost: $1,276,388)

PREFERRED STOCKS
United States – 0.0%
Konarka Technologies, Inc., 8.000% Cumulative (A)(B)	3,500	—

TOTAL PREFERRED STOCKS – 0.0%		$—
(Cost: $10,850)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.4%
BMW U.S. Capital LLC (GTD by BMW AG), 0.090%, 7–14–14 (C)	$5,000	5,000
BorgWarner, Inc., 0.270%, 7–16–14 (C)	3,000	3,000
Danaher Corp., 0.090%, 7–9–14 (C)	5,000	5,000
DTE Energy Co. (GTD by Detroit Edison Co.), 0.180%, 7–2–14 (C)	5,000	4,999
Exxon Mobil Corp., 0.050%, 7–1–14 (C)	2,467	2,467
Nestle Finance International Ltd. (GTD by Nestle S.A.), 0.090%, 7–21–14 (C)	4,254	4,254

		24,720

Master Note – 0.1%
Toyota Motor Credit Corp., 0.104%, 7–2–14 (D)	1,717	1,717

TOTAL SHORT-TERM SECURITIES – 1.5%		$26,437
(Cost: $26,437)

TOTAL INVESTMENT SECURITIES – 99.6%		$1,762,358
(Cost: $1,313,675)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		7,948

NET ASSETS – 100.0%		$1,770,306

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted security. At June 30, 2014, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000% Cumulative	8-31-07	3,500	$10,850	$—

The total value of this security represented 0.0% of net assets at June 30, 2014.

(C)	Rate shown is the yield to maturity at June 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	State Street Global Markets	6,950	7-29-14	$—	$79
Sell	British Pound	UBS AG	53,070	7-29-14	—	624
Sell	Canadian Dollar	State Street Global Markets	16,815	7-29-14	—	78
Sell	Canadian Dollar	UBS AG	44,285	7-29-14	—	191
					$—	$972

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$1,155,402	$—	$—
Financials	16,609	—	—
Industrials	205,333	—	—
Materials	358,577	—	—
Total Common Stocks	$1,735,921	$—	$—
Short-Term Securities	—	26,437	—
Total	$1,735,921	$26,437	$—

Liabilities
Forward Foreign Currency Contracts	$—	$972	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,313,675

Gross unrealized appreciation	507,190
Gross unrealized depreciation	(58,507)
Net unrealized appreciation	$448,683

SCHEDULE OF INVESTMENTS Ivy Global Real Estate Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia – 9.2%
DEXUS Property Group	394		$412
Federation Centres	94		220
GPT Group	116		422
Mirvac Group	299		503
Scentre Group (A)	178		536
Westfield Corp.	95		641

			2,734

Belgium – 0.9%
Befimmo N.V./S.A.	2		180
Warehouses De Pauw Comm. VA/SCA	1		83

			263

Bermuda – 1.7%
Hongkong Land Holdings Ltd.	77		514

Canada – 3.7%
Allied Properties REIT	3		85
Brookfield Canada Office Properties	1		36
Calloway REIT	7		174
Canadian Apartments Properties REIT	5		235
Canadian REIT	4		77
Chartwell Retirement Residences	7		74
First Capital Realty, Inc.	10		176
H&R Real Estate Investment Trust	2		43
Northern Property REIT	1		27
RioCan REIT	6		162

			1,089

France – 5.7%
Gecina	1		204
Icade	2		240
Klepierre	8		406
Mercialys S.A.	6		136
Unibail-Rodamco	2		715

			1,701

Germany – 1.8%
alstria office REIT-AG	9		124
Deutsche Annington Immobilien SE	7		216
LEG Immobilien AG	3		200

			540

Hong Kong – 7.0%
Great Eagle Holdings Ltd.	15		55
Hysan Development Co. Ltd.	73		342
Sino Land Co. Ltd.	192		316
Sun Hung Kai Properties Ltd.	76		1,042
Swire Properties Ltd.	105		307

			2,062

Ireland – 0.2%
Green REIT plc (A)	28		47

Japan – 11.1%
GLP J-REIT	—	*	216
Kenedix Office Investment Corp.	—	*	27
Mitsubishi Estate Co. Ltd.	52		1,284
Mitsui Fudosan Co. Ltd.	36		1,214
Nippon Building Fund, Inc.	—	*	327
Nippon Prologis REIT, Inc.	—	*	212

			3,280

Jersey – 0.2%
Atrium European Real Estate Ltd.	9		53

Mexico – 0.2%
Prologis Property Mexico S.A. de C.V. (A)	33	69

Netherlands – 0.5%
Eurocommercial Properties N.V.	3	126
Vastned Retail N.V.	1	36

		162

Norway – 0.5%
Norwegian Property ASA	114	140

Singapore – 2.9%
CapitaCommercial Trust	91	124
CapitaLand Ltd.	97	248
CapitaMall Trust	102	161
Global Logistic Properties Ltd.	112	243
Mapletree Commercial Trust	42	46
Mapletree Investments Pte Ltd.	27	31

		853

Sweden – 0.6%
Wihlborgs Fastigheter AB	9	171

Switzerland – 0.8%
PSP Swiss Property Ltd., Registered Shares	3	244

United Kingdom – 3.6%
Big Yellow Group plc	6	47
British Land Co. plc (The)	25	297
Derwent London plc	3	144
Hansteen Holdings plc	32	57
Intu Properties plc	15	79
Land Securities Group plc	7	123
Metric Property Investments plc	40	92
SEGRO plc	21	126
Shaftesbury plc	9	96

		1,061

United States – 47.8%
Alexandria Real Estate Equities, Inc.	3	219
American Tower Corp., Class A	4	364
AvalonBay Communities, Inc.	9	1,315
BioMed Realty Trust, Inc.	8	170
Boston Properties, Inc.	10	1,190
Camden Property Trust	8	539
CBL & Associates Properties, Inc.	14	258
Corporate Office Properties Trust	2	68
CubeSmart	5	100
DDR Corp.	15	256
DiamondRock Hospitality Co.	15	187
Duke Realty Corp.	16	285
Equity Residential	18	1,165
Federal Realty Investment Trust	4	523
General Growth Properties, Inc.	21	497
HCP, Inc.	18	761
LaSalle Hotel Properties	14	497
ProLogis	11	444
Public Storage, Inc.	5	816
Retail Properties of America, Inc.	10	155
RLJ Lodging Trust	13	384
Senior Housing Properties Trust	5	121
Simon Property Group, Inc.	12	2,011
Taubman Centers, Inc.	4	296
Terreno Realty Corp.	3	54
Ventas, Inc.	12	747

Vornado Realty Trust	6	650
Weingarten Realty Investors	4	138

		14,210

TOTAL COMMON STOCKS – 98.4%		$29,193
(Cost: $27,110)

WARRANTS
Hong Kong – 0.0%
Sun Hung Kai Properties Ltd., Expires 12–29–29 (B)	5	6

TOTAL WARRANTS – 0.0%		$6
(Cost: $–)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (C)	$46	46

TOTAL SHORT-TERM SECURITIES – 0.2%		$46
(Cost: $46)

TOTAL INVESTMENT SECURITIES – 98.6%		$29,245
(Cost: $27,156)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		413

NET ASSETS – 100.0%		$29,658

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Financials	$28,829	$—	$—
Telecommunication Services	364	—	—
Total Common Stocks	$29,193	$—	$—
Warrants	6	—	—
Short-Term Securities	—	46	—
Total	$29,199	$46	$—

As of June 30, 2014, there were no transfers between Levels 1 and 2 during the period.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$27,156

Gross unrealized appreciation	2,293
Gross unrealized depreciation	(204)
Net unrealized appreciation	$2,089

SCHEDULE OF INVESTMENTS Ivy Global Risk-Managed Real Estate Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia – 9.0%
DEXUS Property Group	567		$593
Federation Centres	135		318
GPT Group	203		736
Scentre Group (A)	399		1,205
Westfield Corp.	144		973

			3,825

Bermuda – 2.3%
Hongkong Land Holdings Ltd.	148		984

Canada – 4.1%
Allied Properties REIT	6		191
Boardwalk REIT	3		166
Brookfield Canada Office Properties	7		180
Calloway REIT	15		370
Canadian Apartments Properties REIT	12		496
RioCan REIT	13		341

			1,744

France – 5.4%
Gecina	6		864
Mercialys S.A.	32		739
Unibail-Rodamco	2		704

			2,307

Germany – 2.9%
alstria office REIT-AG	59		780
Deutsche Wohnen AG	21		447

			1,227

Hong Kong – 4.1%
Hysan Development Co. Ltd.	116		543
Link REIT (The)	99		530
Swire Properties Ltd.	226		660

			1,733

Japan – 11.0%
GLP J-REIT	1		862
Hulic Reit, Inc.	—	*	110
Japan Real Estate Investment Corp.	—	*	1,002
Nippon Building Fund, Inc.	—	*	1,379
Nippon Prologis REIT, Inc.	—	*	977
Nomura Real Estate Master Fund, Inc.	—	*	348

			4,678

Jersey – 1.1%
Atrium European Real Estate Ltd.	79		470

Netherlands – 1.1%
Eurocommercial Properties N.V.	9		446

Singapore – 3.8%
CapitaCommercial Trust	241		329
CapitaMall Trust	293		463
Fortune REIT	361		317
Mapletree Commercial Trust	101		111
Mapletree Investments Pte Ltd.	113		130
Suntec REIT	181		263

			1,613

Switzerland – 0.8%
PSP Swiss Property Ltd., Registered Shares	4		335

United Kingdom – 4.3%
Derwent London plc	8	363
Hammerson plc	27	269
Hansteen Holdings plc	104	183
Land Securities Group plc	31	548
Shaftesbury plc	41	464

		1,827

United States – 48.3%
Alexandria Real Estate Equities, Inc.	4	280
American Campus Communities, Inc.	13	499
AvalonBay Communities, Inc.	13	1,884
BioMed Realty Trust, Inc.	13	289
Boston Properties, Inc.	16	1,844
Camden Property Trust	11	784
CubeSmart	9	166
EastGroup Properties, Inc.	5	322
Equity One, Inc.	11	258
Equity Residential	27	1,673
Federal Realty Investment Trust	10	1,215
HCP, Inc.	26	1,095
Healthcare Trust of America, Inc., Class A	19	225
Macerich Co. (The)	9	584
ProLogis	15	614
Public Storage, Inc.	10	1,635
Retail Properties of America, Inc.	22	337
Senior Housing Properties Trust	6	153
Simon Property Group, Inc.	18	2,922
Taubman Centers, Inc.	15	1,102
Terreno Realty Corp.	9	168
Ventas, Inc.	17	1,075
Vornado Realty Trust	7	721
Washington REIT	14	370
Weingarten Realty Investors	7	221

		20,436

TOTAL COMMON STOCKS – 98.2%		$41,625
(Cost: $39,024)

SHORT-TERM SECURITIES	Principal
Master Note – 0.6%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (B)	$253	253

TOTAL SHORT-TERM SECURITIES – 0.6%		$253
(Cost: $253)

TOTAL INVESTMENT SECURITIES – 98.8%		$41,878
(Cost: $39,277)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		507

NET ASSETS – 100.0%		$42,385

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Financials	$41,625	$—	$—
Total Common Stocks	$41,625	$—	$—
Short-Term Securities	—	253	—
Total	$41,625	$253	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$39,277

Gross unrealized appreciation	3,024
Gross unrealized depreciation	(423)
Net unrealized appreciation	$2,601

SCHEDULE OF INVESTMENTS Ivy High Income Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares		Value

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)	—	*	$574

Housewares & Specialties – 0.0%
Provo Craft & Novelty, Inc. (A)(B)	3		—

Integrated Telecommunication Services – 0.3%
Verizon Communications, Inc.	788		38,553

Renewable Electricity – 0.3%
Abengoa Yield plc (A)	1,060		40,088

Specialized Finance – 0.3%
Maritime Finance Co. Ltd. (A)(B)(C)	1,750		36,557

Specialty Stores – 0.3%
Michaels Co., Inc. (The) (A)	1,723		29,377

TOTAL COMMON STOCKS – 1.2%			$145,149
(Cost: $133,157)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5–15–18 (D)	13		1,612

Apparel Retail – 0.0%
St. John Knits International, Inc., Expires 12–31–29 (D)	48		595

TOTAL WARRANTS – 0.0%			$2,207
(Cost: $798)

PREFERRED STOCKS
Wireless Telecommunication Service – 0.0%
Crown Castle International Corp., Convertible	25		2,544

TOTAL PREFERRED STOCKS – 0.0%			$2,544
(Cost: $2,500)

CORPORATE DEBT SECURITIES	Principal
Advertising – 0.2%
Lamar Media Corp.,
5.375%, 1–15–24 (E)	$20,695		21,419

Aerospace & Defense – 1.9%
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12–15–20 (E)	72,075		77,120
TransDigm Group, Inc.:
5.500%, 10–15–20	8,899		9,045
7.500%, 7–15–21	37,192		41,190
TransDigm, Inc.:
6.000%, 7–15–22 (E)	52,803		54,255
6.500%, 7–15–24 (E)	56,813		59,157

			240,767

Agricultural Products – 0.3%
American Seafoods Group LLC,
10.750%, 5–15–16 (E)	9,968		9,943
ASG Consolidated LLC,
15.000%, 5–15–17 (E)(F)	30,850		28,691

			38,634

Air Freight & Logistics – 0.3%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19		27,640	31,648

Aluminum – 0.8%
Constellium N.V.,
5.750%, 5–15–24 (E)		28,313	29,729
Wise Metals Group LLC,
8.750%, 12–15–18 (E)		24,684	26,782
Wise Metals Intermediate Holdings,
9.750%, 6–15–19 (E)(F)		41,886	42,724

			99,235

Apparel Retail – 2.0%
Bon-Ton Stores, Inc. (The),
8.000%, 6–15–21		49,970	47,596
Chinos Intermediate Holdings A, Inc.,
7.750%, 5–1–19 (E)(F)		41,521	41,625
Gymboree Corp. (The),
9.125%, 12–1–18		27,128	18,108
HT Intermediate Holdings Corp.,
12.000%, 5–15–19 (E)(F)		5,848	6,228
Neiman Marcus Group Ltd., Inc.:
8.000%, 10–15–21 (E)		47,692	51,388
8.750%, 10–15–21 (E)		6,830	7,445
Nine West Holdings, Inc.,
8.250%, 3–15–19 (E)		64,214	64,535

			236,925

Application Software – 0.8%
ACI Worldwide, Inc.,
6.375%, 8–15–20 (E)		17,717	18,647
Epicor Software Corp.,
8.625%, 5–1–19		23,240	25,012
Infor Software Parent LLC and Infor Software Parent, Inc.,
7.125%, 5–1–21 (E)(F)		48,355	49,443

			93,102

Auto Parts & Equipment – 2.0%
IDQ Acquisition Corp.,
14.000%, 10–1–17 (E)(F)		29,483	29,483
IDQ Holdings, Inc.,
11.500%, 4–1–17 (E)		55,903	61,633
Schaeffler Finance B.V.:
4.250%, 5–15–21 (E)		30,418	30,418
4.750%, 5–15–21 (E)		11,382	11,723
Schaeffler Holding Finance B.V.:
6.875%, 8–15–18 (E)(F)(G)	EUR	39,225	56,531
6.875%, 8–15–18 (E)(F)		$45,463	47,907

			237,695

Automobile Manufacturers – 0.3%
Group 1 Automotive, Inc.,
5.000%, 6–1–22 (E)		9,091	9,091
Navistar International Corp.,
8.250%, 11–1–21		30,397	31,727

			40,818

Automotive Retail – 0.6%
Sonic Automotive, Inc.:
7.000%, 7–15–22		27,940	30,664
5.000%, 5–15–23		45,581	44,783

			75,447

Biotechnology – 0.0%
Emergent BioSolutions, Inc., Convertible,
2.875%, 1–15–21 (E)		980	1,025

Broadcasting – 2.0%
CBS Outdoor Americas, Inc.:
5.250%, 2–15–22 (E)		7,522	7,729
5.625%, 2–15–24 (E)		7,522	7,766

Clear Channel Outdoor Holdings, Inc.:
6.500%, 11–15–22		60,658	65,183
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20		3,032	3,244
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20		8,258	8,908
Cumulus Media, Inc.,
7.750%, 5–1–19		41,906	44,001
Spanish Broadcasting System, Inc.,
12.500%, 4–15–17 (E)		5,090	5,650
WideOpenWest Finance LLC and WideOpenWest Capital Corp.:
10.250%, 7–15–19		51,661	58,055
10.250%, 7–15–19 (E)		4,975	5,591
13.375%, 10–15–19		24,730	28,625

			234,752

Building Products – 0.8%
CPG Merger Sub LLC,
8.000%, 10–1–21 (E)		19,810	20,850
Ply Gem Industries, Inc.,
6.500%, 2–1–22 (E)		33,307	32,141
Roofing Supply Group, LLC and Roofing Supply Finance, Inc.,
10.000%, 6–1–20 (E)		23,046	24,544
USG Corp.,
5.875%, 11–1–21 (E)		19,417	20,582

			98,117

Cable & Satellite – 4.1%
Altice S.A.:
7.250%, 5–15–22 (E)(G)	EUR	3,821	5,546
7.750%, 5–15–22 (E)		$35,763	38,177
Cablevision Systems Corp.,
5.875%, 9–15–22		41,503	42,281
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.250%, 3–15–21		4,542	4,656
5.250%, 9–30–22		6,053	6,151
5.125%, 2–15–23		6,054	6,084
5.750%, 9–1–23		1,513	1,568
5.750%, 1–15–24		38,521	39,388
DISH DBS Corp.:
5.125%, 5–1–20		3,737	3,929
6.750%, 6–1–21		19,335	22,042
5.875%, 7–15–22		14,000	15,190
5.000%, 3–15–23		10,265	10,457
Numericable Group S.A.:
4.875%, 5–15–19 (E)		7,642	7,843
5.375%, 5–15–22 (E)(G)	EUR	3,821	5,553
6.000%, 5–15–22 (E)		$20,575	21,398
5.625%, 5–15–24 (E)(G)	EUR	3,821	5,592
6.250%, 5–15–24 (E)		$7,356	7,678
Sirius XM Radio, Inc.:
4.250%, 5–15–20 (E)		7,511	7,408
5.875%, 10–1–20 (E)		12,183	12,884
5.750%, 8–1–21 (E)		40,354	42,372
5.250%, 8–15–22 (E)		3,700	3,987
4.625%, 5–15–23 (E)		72,613	69,526
6.000%, 7–15–24 (E)		9,000	9,360
VTR Finance B.V.,
6.875%, 1–15–24 (E)		72,111	77,398
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7–15–19 (E)(F)		7,579	7,778
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (E)		11,032	11,915

			486,161

Casinos & Gaming – 1.1%
Gateway Casinos & Entertainment Ltd.,
8.500%, 11–26–20 (E)(G)	CAD	19,553	18,712
MCE Finance Ltd.,
5.000%, 2–15–21 (E)		$45,217	45,669
Pinnacle Entertainment, Inc. and PNK Finance Corp.,
6.375%, 8–1–21		15,223	16,060

Wynn Las Vegas LLC and Wynn Las Vegas Capital Corp.,
5.375%, 3–15–22		4,163	4,335
Wynn Macau Ltd.,
5.250%, 10–15–21 (E)		39,504	40,590

			125,366

Coal & Consumable Fuels – 0.3%
Foresight Energy LLC and Foresight Energy Finance Corp.,
7.875%, 8–15–21 (E)		37,707	40,346

Commodity Chemicals – 0.5%
Orion Engineered Carbons Holdings GmbH,
9.250%, 8–1–19 (E)(F)		57,937	60,428

Communications Equipment – 1.0%
Eagle Midco, Inc.,
9.000%, 6–15–18 (E)(F)		112,137	115,781

Construction Materials – 0.8%
Headwaters, Inc.,
7.250%, 1–15–19 (E)		13,791	14,584
Hillman Group, Inc. (The):
10.875%, 6–1–18		39,693	42,124
6.375%, 7–15–22 (E)		38,232	38,232

			94,940

Consumer Finance – 0.9%
Creditcorp,
12.000%, 7–15–18 (E)		40,520	42,546
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (E)		45,364	46,045
Speedy Group Holdings Corp.,
12.000%, 11–15–17 (E)		14,715	14,862

			103,453

Data Processing & Outsourced Services – 1.2%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (E)		43,631	45,594
6.375%, 4–1–20 (E)		39,888	42,481
CoreLogic, Inc.,
7.250%, 6–1–21		52,112	56,346

			144,421

Distillers & Vintners – 0.2%
Constellation Brands, Inc.:
3.750%, 5–1–21		8,862	8,818
4.250%, 5–1–23		15,516	15,535

			24,353

Distributors – 0.8%
Pinnacle Operating Corp.,
9.000%, 11–15–20 (E)		91,321	99,083

Diversified Banks – 0.5%
Bank of America Corp.:
8.000%, 12–29–49		17,763	19,659
8.125%, 12–29–49		12,843	14,448
Barclays plc,
8.250%, 12–29–49		19,214	20,368

			54,475

Diversified Capital Markets – 1.6%
JLL /Delta Dutch Newco B.V.,
7.500%, 2–1–22 (E)		15,644	16,192
Mobile Challenger Intermediate Group S.A.:
8.750%, 3–15–19 (E)(F)(G)	EUR	32,600	45,755
8.750%, 3–15–19 (E)(F)(G)	CHF	34,600	40,187
Patriot Merger Corp.,
9.000%, 7–15–21 (E)		$78,480	85,543

			187,677

Diversified Chemicals – 0.0%
Kinove German Bondco GmbH,
9.625%, 6–15–18 (E)		4,341	4,677

Diversified Metals & Mining – 2.3%
American Gilsonite Holding Co.,
11.500%, 9–1–17 (E)		20,241	21,860
Artsonig Pty Ltd.,
11.500%, 4–1–19 (E)(F)		28,153	27,766

Compass Minerals International, Inc.,
4.875%, 7–15–24 (E)	35,155	35,155
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (E)	7,359	7,856
FMG Resources Pty Ltd.:
8.250%, 11–1–19 (E)	44,127	48,043
6.875%, 4–1–22 (E)	76,798	82,367
Imperial Metals Corp.,
7.000%, 3–15–19 (E)	4,725	4,849
Magnetation LLC and Mag Finance Corp.,
11.000%, 5–15–18 (E)	32,848	35,886

		263,782

Diversified REITs – 0.1%
Rayonier A.M. Products, Inc.,
5.500%, 6–1–24 (E)	11,725	11,930

Diversified Support Services – 0.7%
Algeco Scotsman Global Finance plc:
8.500%, 10–15–18 (E)	22,656	24,072
10.750%, 10–15–19 (E)	28,886	29,753
Nexeo Solutions LLC,
8.375%, 3–1–18	28,849	29,137

		82,962

Education Services – 1.7%
Laureate Education, Inc.,
9.250%, 9–1–19 (E)	195,206	201,062

Electric Utilities – 0.2%
Alliant Holdings,
7.875%, 12–15–20 (E)	19,189	20,244

Electronic Manufacturing Services – 0.2%
KEMET Corp.,
10.500%, 5–1–18	26,918	28,466

Food Distributors – 0.9%
Diamond Foods, Inc.,
7.000%, 3–15–19 (E)	16,963	17,769
Simmons Foods, Inc.,
10.500%, 11–1–17 (E)	39,835	42,672
Sun Merger Sub, Inc.,
5.875%, 8–1–21 (E)	13,064	13,815
U.S. Foodservice, Inc.,
8.500%, 6–30–19	28,291	30,286

		104,542

Health Care Facilities – 3.2%
Acadia Healthcare Co., Inc.,
5.125%, 7–1–22 (E)	3,790	3,799
AmSurg Corp.,
5.625%, 11–30–20	12,248	12,370
Capsugel S.A.,
7.000%, 5–15–19 (E)(F)	15,540	16,006
Catamaran Corp.,
4.750%, 3–15–21	15,168	15,320
ConvaTec Finance International S.A.,
8.250%, 1–15–19 (E)(F)	35,648	36,450
DaVita HealthCare Partners, Inc.,
5.125%, 7–15–24	22,735	22,877
FWCT-2 Escrow Corp.,
6.875%, 2–1–22 (E)	26,326	27,906
HCA, Inc.,
7.500%, 2–15–22	5,000	5,769
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.000%, 3–15–24	18,930	19,192
MPH Acquisition Holdings LLC,
6.625%, 4–1–22 (E)	21,711	22,742
Physio-Control International, Inc.,
9.875%, 1–15–19 (E)	15,036	16,615
Tenet Healthcare Corp.:
5.000%, 3–1–19 (E)	3,788	3,840
6.000%, 10–1–20	32,664	35,440
8.125%, 4–1–22	79,864	92,443
6.875%, 11–15–31	38,869	37,606

		368,375

Health Care Services – 0.9%
Envision Healthcare Corp.,
5.125%, 7–1–22 (E)	11,366	11,465

MedImpact Holdings, Inc.,
10.500%, 2–1–18 (E)	66,111	71,731
Truven Health Analytics,
10.625%, 6–1–20	23,101	25,353

		108,549

Health Care Supplies – 0.5%
Alere, Inc.,
6.500%, 6–15–20	13,494	14,169
Ortho-Clinical Diagnostics,
6.625%, 5–15–22 (E)	50,027	49,651

		63,820

Home Furnishings – 0.1%
Empire Today LLC and Empire Today Finance Corp.,
11.375%, 2–1–17 (E)	6,846	7,051

Hotels, Resorts & Cruise Lines – 0.6%
Hilton Worldwide Finance LLC,
5.625%, 10–15–21 (E)	59,595	63,319
Ryman Hospitality Properties, Inc.,
5.000%, 4–15–21	12,521	12,490

		75,809

Industrial Conglomerates – 0.2%
WESCO Distribution, Inc.,
5.375%, 12–15–21 (E)	18,973	19,400

Industrial Machinery – 0.1%
Dynacast International LLC and Dynacast Finance, Inc.,
9.250%, 7–15–19	12,424	13,666

Integrated Telecommunication Services – 0.3%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4–15–21 (E)	9,502	9,716
CenturyLink, Inc.,
5.625%, 4–1–20	17,159	18,103
Windstream Corp.,
7.750%, 10–15–20	5,794	6,279

		34,098

Internet Software & Services – 0.7%
IAC/InterActiveCorp.:
4.875%, 11–30–18	20,000	20,850
4.750%, 12–15–22	2,342	2,304
J2 Global, Inc.,
8.000%, 8–1–20	46,682	50,533
VeriSign, Inc.,
4.625%, 5–1–23	11,230	11,094

		84,781

Investment Banking & Brokerage – 0.2%
GFI Group, Inc.,
9.625%, 7–19–18 (H)	22,863	24,806

IT Consulting & Other Services – 0.6%
Akamai Technologies, Inc., Convertible,
0.000%, 2–15–19 (E)(I)	2,360	2,407
iGATE Corp.,
4.750%, 4–15–19 (E)	43,185	43,941
SRA International, Inc. and Sterling Merger, Inc.,
11.000%, 10–1–19	18,725	20,083

		66,431

Leisure Facilities – 0.4%
Palace Entertainment Holdings LLC,
8.875%, 4–15–17 (E)	20,302	21,063
Regal Entertainment Group:
5.750%, 3–15–22	7,000	7,245
5.750%, 2–1–25	21,184	21,449

		49,757

Metal & Glass Containers – 1.6%
Ardagh Finance Holdings,
8.625%, 6–15–19 (E)(F)	19,502	20,087
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
6.000%, 6–30–21 (E)	3,764	3,759

BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (E)		30,837	33,111
BOE Intermediate Holding Corp.,
9.000%, 11–1–17 (E)(F)		32,937	34,543
Consolidated Container Co. LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (E)		54,346	54,618
Signode Industrial Group,
6.375%, 5–1–22 (E)		49,275	49,891

			196,009

Movies & Entertainment – 0.7%
AMC Entertainment, Inc.,
5.875%, 2–15–22		11,732	12,201
Cinemark USA, Inc.:
5.125%, 12–15–22		9,662	9,940
4.875%, 6–1–23		40,137	39,936
WMG Acquisition Corp.:
5.625%, 4–15–22 (E)		3,800	3,824
6.750%, 4–15–22 (E)		11,400	11,400

			77,301

Oil & Gas Drilling – 0.2%
KCA DEUTAG UK Finance plc,
7.250%, 5–15–21 (E)		25,636	26,533

Oil & Gas Equipment & Services – 0.9%
Brand Energy & Infrastructure Services,
8.500%, 12–1–21 (E)		43,257	46,177
SESI LLC,
7.125%, 12–15–21		57,055	64,329

			110,506

Oil & Gas Exploration & Production – 1.0%
Athlon Holdings L.P. and Athlon Finance Corp.,
6.000%, 5–1–22 (E)		5,326	5,512
Chesapeake Energy Corp.:
3.479%, 4–15–19 (H)		18,880	19,092
4.875%, 4–15–22		26,646	27,580
Chesapeake Oilfield Operating, LLC,
6.500%, 7–15–22 (E)		9,093	9,320
Sabine Pass Liquefaction LLC:
5.625%, 2–1–21 (H)		15,639	16,538
5.625%, 4–15–23		5,302	5,527
Whiting Petroleum Corp.:
5.000%, 3–15–19		18,282	19,243
5.750%, 3–15–21		16,972	18,584

			121,396

Oil & Gas Refining & Marketing – 1.8%
Energy Partners Ltd.,
8.250%, 2–15–18		17,956	19,213
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (E)		56,526	62,603
Offshore Group Investment Ltd.:
7.500%, 11–1–19		33,650	35,585
7.125%, 4–1–23		26,084	26,540
Samson Investment Co.,
10.750%, 2–15–20 (E)(H)		22,564	23,777
Shelf Drilling Holdings Ltd.,
8.625%, 11–1–18 (E)		29,493	31,558

			199,276

Oil & Gas Storage & Transportation – 0.3%
Energy XXI Gulf Coast, Inc.:
7.750%, 6–15–19		4,994	5,344
6.875%, 3–15–24 (E)		16,669	17,002
Williams Co., Inc. (The),
4.550%, 6–24–24		17,173	17,333

			39,679

Other Diversified Financial Services – 5.3%
AA PIK Co. Ltd.,
9.500%, 11–7–19 (E)(F)(G)	GBP	45,000	80,477
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7–1–19 (E)(F)		$22,740	23,337
Abengoa Finance SAU,
7.750%, 2–1–20 (E)		58,396	65,039
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (E)		46,385	47,313

Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
3.500%, 3–15–17		21,670	21,914
4.875%, 3–15–19		37,566	38,693
6.000%, 8–1–20		37,566	40,290
5.875%, 2–1–22		22,585	23,658
Michaels FinCo Holdings LLC,
7.500%, 8–1–18 (E)(F)		57,580	58,804
NCR Escrow Corp.:
5.875%, 12–15–21 (E)		26,601	28,064
6.375%, 12–15–23 (E)		25,049	27,178
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (E)(F)		68,460	78,729
PC Nextco Holdings LLC and PC Nextco Finance, Inc.,
8.750%, 8–15–19 (E)(F)		14,610	14,920
TransUnion Holding Co., Inc.,
8.125%, 6–15–18 (F)		28,301	29,546
TransUnion LLC and TransUnion Financing Corp.,
9.625%, 6–15–18 (F)		53,495	56,330

			634,292

Packaged Foods & Meats – 0.7%
Bumble Bee Foods LLC,
9.625%, 3–15–18 (E)(F)		28,038	29,370
JBS USA LLC and JBS USA Finance, Inc.,
5.875%, 7–15–24 (E)		53,037	52,904

			82,274

Paper Packaging – 0.7%
Beverage Packaging Holdings II Issuer, Inc. and Beverage Packaging Holdings (Luxembourg) II S.A.:
5.625%, 12–15–16 (E)		11,669	11,961
6.000%, 6–15–17 (E)		39,988	40,987
Exopack Holdings S.A.,
7.875%, 11–1–19 (E)		9,310	9,962
Reynolds Group Holdings Ltd.,
9.000%, 4–15–19		19,117	20,240

			83,150

Personal Products – 0.3%
Elizabeth Arden, Inc.,
7.375%, 3–15–21		28,548	30,261

Pharmaceuticals – 0.4%
Grifols Worldwide Operations Ltd.,
5.250%, 4–1–22 (E)		7,865	8,160
Salix Pharmaceuticals Ltd.,
6.000%, 1–15–21 (E)		36,961	39,641

			47,801

Precious Metals & Minerals – 0.3%
Prince Mineral Holding Corp.,
11.500%, 12–15–19 (E)		28,321	31,932

Property & Casualty Insurance – 0.9%
Onex USI Acquisition Corp.,
7.750%, 1–15–21 (E)		108,127	110,560

Railroads – 0.5%
Florida East Coast Holdings Corp. and Florida EastCoast Industries LLC:
6.750%, 5–1–19 (E)		36,639	38,700
9.750%, 5–1–20 (E)		15,221	16,077

			54,777

Real Estate Services – 0.2%
Stearns Holdings, Inc.,
9.375%, 8–15–20 (E)		22,590	23,663

Semiconductors – 0.4%
Canadian Solar, Inc., Convertible,
4.250%, 2–15–19 (E)		1,572	1,614
Micron Technology, Inc.,
5.875%, 2–15–22 (E)		39,290	42,139

			43,753

Specialized Consumer Services – 3.4%
AA Bond Co. Ltd.,
9.500%, 7–31–19 (E)(G)	GBP	42,069	81,140
Ancestry.com Holdings LLC,
9.625%, 10–15–18 (E)(F)		$2,355	2,434

B-Corp Merger Sub, Inc.,
8.250%, 6–1–19		96,366	99,499
Carlson Travel Holdings,
7.500%, 8–15–19 (E)(F)		18,974	19,353
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (E)		31,185	33,524
7.500%, 6–15–19 (E)(G)	EUR	12,963	19,330
Emdeon, Inc.,
11.000%, 12–31–19		$10,500	12,075
Lansing Trade Group,
9.250%, 2–15–19 (E)		28,720	28,146
Nielsen Finance,
5.500%, 10–1–21 (E)		25,651	26,485
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (E)		64,539	65,023
ServiceMaster Co. (The),
7.000%, 8–15–20		20,877	22,208

			409,217

Specialized Finance – 1.6%
Consolidated Communications Finance Co.,
10.875%, 6–1–20		11,090	12,948
Flexi-Van Leasing, Inc.,
7.875%, 8–15–18 (E)		25,687	27,742
International Lease Finance Corp.,
5.875%, 8–15–22		3,000	3,278
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (E)		113,166	119,955
Westmoreland Escrow Corp.,
10.750%, 2–1–18 (E)		21,701	23,301

			187,224

Specialized REITs – 1.1%
Aircastle Ltd.,
5.125%, 3–15–21		40,597	42,018
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19		81,008	85,160

			127,178

Specialty Stores – 2.2%
Academy Ltd. and Academy Finance Corp.,
9.250%, 8–1–19 (E)		5,352	5,740
Central Garden & Pet Co.,
8.250%, 3–1–18		14,777	15,331
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (E)(F)		101,466	103,750
Jo-Ann Stores, Inc.,
8.125%, 3–15–19 (E)		14,833	15,204
Michaels Stores, Inc.,
5.875%, 12–15–20 (E)		12,064	12,335
New Academy Finance Co. LLC,
8.000%, 6–15–18 (E)(F)		30,744	31,397
PETCO Holdings, Inc.,
8.500%, 10–15–17 (E)(F)		3,500	3,588
Spencer Spirit Holdings, Inc.,
9.000%, 5–1–18 (E)(F)		22,803	23,364
Takko Luxembourg 2 S.C.A.,
9.875%, 4–15–19 (E)(G)	EUR	40,417	53,135

			263,844

Technology Distributors – 0.6%
Sophia L.P. and Sophia Finance, Inc.:
9.625%, 12–1–18 (E)(F)		$41,121	42,766
9.750%, 1–15–19 (E)		29,777	32,755

			75,521

Textiles – 0.2%
Quiksilver, Inc. and QS Wholesale, Inc.:
7.875%, 8–1–18 (E)		8,138	8,260
10.000%, 8–1–20		11,937	11,997

			20,257

Thrifts & Mortgage Finance – 0.3%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6–15–21 (E)		38,210	38,688

Tobacco – 0.3%
Prestige Brands, Inc.,
5.375%, 12–15–21 (E)		35,691	36,405

Trading Companies & Distributors – 1.3%
HD Supply, Inc.:
11.000%, 4–15–20	4,158	4,901
7.500%, 7–15–20	14,663	16,019
11.500%, 7–15–20	110,370	132,169

		153,089

Wireless Telecommunication Service – 3.2%
Crown Castle International Corp.,
4.875%, 4–15–22	9,118	9,426
Digicel Group Ltd.,
8.250%, 9–30–20 (E)	35,962	39,199
DigitalGlobe, Inc.,
5.250%, 2–1–21	32,144	31,823
Sprint Capital Corp.,
6.900%, 5–1–19	10,000	11,025
Sprint Corp.:
7.250%, 9–15–21 (E)	83,544	92,106
7.875%, 9–15–23 (E)	76,059	84,615
7.125%, 6–15–24 (E)	19,903	21,097
Telecom Italia S.p.A.,
5.303%, 5–30–24 (E)	18,821	18,892
T-Mobile USA, Inc.:
6.464%, 4–28–19	21,198	22,311
6.542%, 4–28–20	14,724	15,902
6.633%, 4–28–21	7,615	8,243
6.125%, 1–15–22	7,464	7,921
6.731%, 4–28–22	9,891	10,670
6.836%, 4–28–23	2,945	3,206
6.500%, 1–15–24	7,542	8,061

		384,497

TOTAL CORPORATE DEBT SECURITIES – 69.3%		$8,229,359
(Cost: $7,862,327)

MUNICIPAL BONDS
New York – 0.0%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (E)	1,875	2,642

Puerto Rico – 0.4%
Cmnwlth of PR, GO Bonds of 2014, Ser A,
8.000%, 7–1–35	21,985	19,384
PR Aqueduct and Sewer Auth, Rev Bonds, Ser 2012A (Sr Lien):
5.750%, 7–1–37	9,485	6,416
5.250%, 7–1–42	9,485	6,096
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.750%, 7–1–36	2,845	1,261
PR Elec Power Auth, Power Rev Bonds, Ser 2013A,
7.000%, 7–1–33	3,795	1,748
PR Elec Power Auth, Power Rev Bonds, Ser WW,
5.500%, 7–1–38	11,380	5,044

		39,949

TOTAL MUNICIPAL BONDS – 0.4%		$42,591
(Cost: $48,737)

LOANS
Air Freight & Logistics – 0.1%
DAE Aviation Holdings, Inc.,
7.750%, 7–29–19 (H)	15,706	15,942

Apparel Retail – 2.0%
Gymboree Corp. (The),
5.000%, 2–23–18 (H)	7,880	6,737
Hoffmaster Group, Inc.:
5.250%, 5–6–20 (H)	15,184	15,171
10.000%, 5–6–21 (H)	30,368	30,368
Lands’ End, Inc.,
4.250%, 3–14–21 (H)	22,049	22,012
Nine West Holdings, Inc.,
6.250%, 12–5–20 (H)	47,279	47,353
Talbots, Inc. (The):
4.750%, 3–17–20 (H)	19,653	19,456

8.250%, 3–17–21 (H)		23,642	23,287
True Religion Apparel, Inc.:
5.875%, 7–29–19 (H)		39,466	36,975
5.875%, 7–30–19 (H)		39,865	37,349
11.000%, 1–30–20 (H)		16,838	15,996

			254,704

Application Software – 2.6%
Applied Systems, Inc.,
7.500%, 1–15–22 (H)		34,872	35,500
Aptean Holdings, Inc.:
5.250%, 2–6–20 (H)		23,559	23,647
8.500%, 2–21–21 (H)		15,746	15,923
Misys plc and Magic Newco LLC,
12.000%, 6–12–19 (H)		208,077	237,901

			312,971

Auto Parts & Equipment – 0.5%
Alliance Tire Group:
11.375%, 6–25–21 (F)(H)		35,000	35,276
Direct ChassisLink, Inc.,
8.250%, 11–7–19 (H)		18,572	18,678

			53,954

Broadcasting – 0.2%
PAW LUXCO II S.A.R.L.,
5.251%, 7–29–18 (G)(H)	EUR	20,010	27,288

Building Products – 1.2%
Continental Building Products LLC,
4.250%, 8–28–20 (H)		$17,220	17,204
GYP Holdings III Corp.:
4.750%, 3–27–21 (H)		32,025	31,865
7.750%, 3–27–22 (H)		50,245	50,684
Hampton Rubber Co. & SEI Holding Corp.,
9.000%, 3–24–22 (H)		40,500	40,551

			140,304

Casinos & Gaming – 0.2%
Centaur Acquisition LLC,
8.750%, 2–20–20 (H)		9,821	9,968
Gateway Casinos & Entertainment Ltd.:
6.250%, 11–4–19 (G)(H)	CAD	38	35
5.598%, 11–26–19 (G)(H)	CAD	14,906	13,970

			23,973

Commodity Chemicals – 0.1%
Kronos Worldwide, Inc.,
4.750%, 1–31–20 (H)		$7,836	7,910

Construction Materials – 0.3%
Quickrete Holdings, Inc.,
7.000%, 3–19–21 (H)		7,924	8,117
U.S. LBM Holdings LLC:
0.000%, 4–25–20 (H)		11,314	11,201
7.250%, 4–25–20 (H)		33,858	33,519

			52,837

Data Processing & Outsourced Services – 0.7%
Sedgwick Claims Management Services, Inc.:
3.750%, 1–27–21 (H)		31,913	31,394
6.750%, 1–27–22 (H)		53,020	52,874

			84,268

Diversified Support Services – 0.8%
Advantage Sales & Marketing, Inc.,
8.250%, 6–18–18 (H)		33,483	33,497
Omnitracs, Inc.:
4.750%, 10–29–20 (H)		7,960	8,007
8.750%, 4–29–21 (H)		5,000	5,050
Sprint Industrial Holdings LLC:
7.000%, 5–14–19 (H)		35,943	36,033
11.250%, 5–14–19 (H)		10,642	10,695

			93,282

Environmental & Facilities Services – 0.3%
Brickman Group Ltd. (The):
4.000%, 12–11–20 (H)		23,250	23,006
7.500%, 12–11–21 (H)		7,789	7,912

			30,918

Fertilizers & Agricultural Chemicals – 0.1%
Verdesian Life Sciences LLC,
0.000%, 6–25–20 (H)		7,607	7,607

Food Distributors – 1.0%
Performance Food Group, Inc.,
6.250%, 11–14–19 (H)	25,855	26,097
U.S. Foods, Inc.,
4.500%, 3–31–19 (H)	96,506	96,610

		122,707

Food Retail – 0.7%
Focus Brands, Inc.:
4.250%, 2–22–18	42,794	42,811
10.250%, 8–21–18 (H)	36,399	36,900

		79,711

General Merchandise Stores – 1.0%
BJ’s Wholesale Club, Inc.:
4.500%, 9–26–19 (H)	15,485	15,493
8.500%, 3–31–20 (H)	42,836	43,827
Orchard Acquisition Co. LLC,
7.000%, 2–8–19 (H)	60,471	60,396

		119,716

Health Care Facilities – 0.8%
MPH Acquisition Holdings LLC,
4.000%, 3–21–21 (H)	9,254	9,223
Surgery Center Holdings, Inc.:
6.000%, 4–11–19 (H)	28,275	28,204
9.750%, 4–11–20 (H)	61,246	62,166

		99,593

Health Care Services – 0.6%
Accellent, Inc.,
7.500%, 2–21–22 (H)	21,676	21,486
Ikaria, Inc.:
5.000%, 2–4–21 (H)	25,128	25,272
8.750%, 2–4–22 (H)	23,557	23,955

		70,713

Health Care Supplies – 0.3%
Sage Products Holdings III LLC,
9.250%, 6–13–20 (H)	30,299	30,829

Health Care Technology – 0.3%
Vitera Healthcare Solutions LLC:
6.000%, 11–4–20 (H)	19,323	19,298
9.250%, 11–4–21 (H)	11,652	11,696

		30,994

Hotels, Resorts & Cruise Lines – 1.1%
ESH Hospitality, Inc.,
0.000%, 5–27–19 (H)	15,185	15,305
Four Seasons Hotels Ltd.,
6.250%, 12–27–20 (H)	20,273	20,577
Hilton Worldwide Finance LLC:
3.500%, 9–23–20 (H)	2,449	2,443
3.500%, 10–15–20 (H)	88,148	87,965

		126,290

Housewares & Specialties – 0.6%
KIK Custom Products, Inc.:
5.500%, 5–17–19 (H)	37,138	37,255
9.500%, 11–17–19 (H)	31,814	32,172
Provo Craft & Novelty, Inc.,
15.000%, 3–2–16 (F)(H)	7,468	9

		69,436

Independent Power Producers & Energy Traders – 0.8%
Alinta Energy Finance PTY Ltd.:
0.000%, 8–13–19 (H)	4,640	4,711
6.375%, 8–13–19 (H)	70,391	71,470
Texas Competitive Electric Holdings Co. LLC:
4.737%, 10–10–17 (H)(J)	20,913	17,087

		93,268

Industrial Conglomerates – 0.2%
Crosby Worldwide Ltd.:
3.196%, 11–22–20 (H)	10,002	9,990
7.000%, 11–22–21 (H)	16,645	16,672

		26,662

Industrial Machinery – 1.1%
Capital Safety North America Holdings, Inc.:
4.000%, 3–26–21 (H)	50,124	49,789
6.500%, 3–26–22 (H)	41,674	41,796
Husky Injection Moldings Systems Ltd.,
0.000%, 6–10–22 (H)	7,605	7,634

United Central Industrial Supply Co. LLC,
7.500%, 10–12–18 (H)	28,762	28,762

		127,981

Internet Software & Services – 0.8%
TravelCLICK, Inc. & TCH-2 Holdings LLC:
5.500%, 5–8–21 (H)	39,232	39,231
8.750%, 11–8–21 (H)	39,154	38,567
W3 Co.,
9.250%, 9–1–20 (H)	13,722	13,722

		91,520

Investment Banking & Brokerage – 0.2%
Bats Global Markets, Inc.,
5.000%, 1–7–20 (H)	27,865	27,563

IT Consulting & Other Services – 1.0%
Active Network, Inc. (The):
5.500%, 11–15–20 (H)	30,990	30,816
9.500%, 11–15–21 (H)	39,265	39,265
Triple Point Group Holdings, Inc.:
5.250%, 7–13–20 (H)	34,324	30,606
9.250%, 7–13–21 (H)	24,243	21,394

		122,081

Leisure Facilities – 0.3%
Northfield Park Associates LLC,
9.000%, 12–10–18 (H)	36,112	36,699

Life Sciences Tools & Services – 0.4%
Atrium Innovations, Inc.:
4.250%, 1–29–21 (H)	6,265	6,208
7.750%, 7–29–21 (H)	43,302	43,248

		49,456

Metal & Glass Containers – 0.4%
Consolidated Container Co. LLC,
9.750%, 1–3–20 (H)	11,387	11,216
Evergreen Tank Solution, Inc.,
9.500%, 9–28–18 (H)	30,589	30,571

		41,787

Movies & Entertainment – 1.9%
Formula One Holdings Ltd. and Alpha Topco Ltd.,
9.250%, 10–16–19 (H)	160,000	166,600
Formula One Holdings Ltd. and Delta Two S.a.r.l.,
4.500%, 4–30–19 (H)	46,277	46,341
Metro-Goldwyn-Mayer, Inc.,
0.000%, 6–4–20 (H)	5,705	5,767
Yonkers Racing Corp.,
8.750%, 8–20–20 (H)	5,500	5,390

		224,098

Oil & Gas Drilling – 0.3%
KCA Deutag Alpha Ltd.,
6.250%, 5–13–20 (H)	34,154	33,983

Oil & Gas Exploration & Production – 0.1%
Sabine Oil & Gas LLC,
8.750%, 12–31–18 (H)	13,548	13,802

Oil & Gas Refining & Marketing – 1.0%
Fieldwood Energy LLC:
8.125%, 9–30–20 (H)	9,852	10,153
8.375%, 9–30–20 (H)	46,098	47,504
Shelf Drilling Midco Ltd.,
10.000%, 10–8–18 (F)(H)	60,366	61,574

		119,231

Oil & Gas Storage & Transportation – 0.7%
Bowie Resources Holdings LLC:
6.750%, 8–12–20 (H)	45,608	46,064
11.750%, 2–16–21 (H)	34,306	34,992

		81,056

Other Diversified Financial Services – 0.6%
Precision Capital Pte. Ltd.,
7.250%, 10–22–18 (H)	10,722	10,561
World Endurance Holdings, Inc.,
0.000%, 6–24–21 (H)	11,390	11,418
WP Mustang Holdings LLC:
5.500%, 5–29–21 (H)	22,025	22,218
8.500%, 5–29–22 (H)	23,525	23,428

		67,625

Packaged Foods & Meats – 0.2%
Shearer’s Foods LLC,
0.000%, 6–19–22 (H)	18,980	19,122

Paper Packaging – 0.3%
FPC Holdings, Inc.,
9.250%, 5–27–20 (H)	32,147	31,504

Pharmaceuticals – 0.2%
Patheon, Inc.,
4.250%, 1–23–21 (H)	23,517	23,311

Research & Consulting Services – 0.4%
Larchmont Resources LLC,
8.250%, 8–7–19 (H)	49,511	50,377

Restaurants – 0.4%
Brasa Holdings, Inc.,
11.000%, 12–18–19 (H)	13,571	13,690
TGI Friday’s, Inc.:
0.000%, 6–20–20 (H)	9,491	9,491
0.000%, 6–20–21 (H)	26,957	26,856

		50,037

Specialty Chemicals – 0.2%
Chromaflo Technologies Corp.,
8.250%, 6–2–20 (H)	21,318	21,478

TOTAL LOANS – 27.0%		$3,208,588
(Cost: $3,150,022)

SHORT–TERM SECURITIES
Commercial Paper – 1.2%
Bemis Co., Inc.:
0.250%, 7–2–14 (K)	9,000	9,000
0.200%, 7–3–14 (K)	9,500	9,500
0.230%, 7–8–14 (K)	8,000	8,000
0.260%, 7–14–14 (K)	13,000	12,999
BorgWarner, Inc.,
0.270%, 7–16–14 (K)	5,000	4,999
Clorox Co. (The),
0.210%, 7–17–14 (K)	5,000	5,000
Ecolab, Inc.,
0.240%, 7–30–14 (K)	9,000	8,998
Enbridge, Inc.:
0.250%, 7–9–14 (K)	5,000	5,000
0.250%, 7–15–14 (K)	5,000	4,999
0.260%, 7–24–14 (K)	3,200	3,199
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.170%, 7–14–14 (K)	14,000	13,999
Hewlett-Packard Co.,
0.280%, 7–28–14 (K)	8,000	7,998
Kellogg Co.:
0.140%, 7–3–14 (K)	10,000	10,000
0.150%, 7–17–14 (K)	9,000	8,999
Kroger Co. (The):
0.220%, 7–7–14 (K)	6,000	6,000
0.230%, 7–24–14 (K)	5,000	4,999
NBCUniversal Enterprise, Inc.,
0.230%, 7–25–14 (K)	10,000	9,998
Virginia Electric and Power Co.,
0.210%, 7–28–14 (K)	3,000	3,000

		136,687

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (L)	2,156	2,156

Municipal Obligations – Taxable – 0.0%
CA Infra and Econ Dev Bank, Var Rate Dnd Rfdg Rev Bds (LA Cnty Mus of Nat Hist Fndtn), Ser 2008A (GTD by Wells Fargo Bank N.A.),
0.020%, 7–1–14 (L)	3,000	3,000

United States Government Agency Obligations – 0.0%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.110%, 7–7–14 (L)	5,115	5,115

TOTAL SHORT-TERM SECURITIES – 1.2%		$146,958
(Cost: $146,959)

TOTAL INVESTMENT SECURITIES – 99.1%		$11,777,396
(Cost: $11,344,500)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		107,105

NET ASSETS – 100.0%		$11,884,501

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted securities. At June 30, 2014, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Maritime Finance Co. Ltd.	9-19-13	1,750	$35,000	$36,558
Provo Craft & Novelty, Inc.	9-15-11	3	1	—
			$35,001	$36,558

The total value of these securities represented 0.3% of net assets at June 30, 2014.

(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $5,633,335 or 47.4% of net assets.

(F)	Payment-in-kind bonds.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD – Canadian Dollar, CHF – Swiss Franc, EUR – Euro and GBP – British Pound).

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

(I)	Zero coupon bond.

(J)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(K)	Rate shown is the yield to maturity at June 30, 2014.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	State Street Global Markets	20,848	7-29-14	$—	$236
Sell	British Pound	Morgan Stanley International	70,278	7-29-14	—	806
Sell	Euro	Morgan Stanley International	177,160	7-29-14	—	857
Sell	Euro	Morgan Stanley International	720	11-14-14	24	—
Sell	Euro	Morgan Stanley International	729	5-15-15	—	42
Sell	Euro	Morgan Stanley International	729	11-16-15	—	45
Sell	Swiss Franc	Deutsche Bank AG	35,800	7-29-14	—	217
					$24	$2,203

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$108,018	$—	$37,131
Preferred Stocks	—	2,544	—
Warrants	—	—	2,207
Corporate Debt Securities	—	7,851,634	377,725
Municipal Bonds	—	42,591	—
Loans	—	2,445,548	763,040
Short-Term Securities	—	146,958	—
Total	$108,018	$10,489,275	$1,180,103
Forward Foreign Currency Contracts	$—	$24	$—
Liabilities
Forward Foreign Currency Contracts	$—	$2,203	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Corporate Debt Securities	Loans
Beginning Balance 4-1-14	$36,986	$2,207	$162,118	$842,657
Net realized gain (loss)	—	—	—	722
Net change in unrealized appreciation (depreciation)	145	—	3,009	3,443
Purchases	—	—	40,034	153,329
Sales	—	—	—	(60,789)
Amortization/Accretion of premium/discount	—	—	4	249
Transfers into Level 3 during the period	—	—	334,678	37,421
Transfers out of Level 3 during the period	—	—	(162,118)	(213,992)
Ending Balance 6-30-14	$37,131	$2,207	$377,725	$763,040
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-14	$145	$—	$3,009	$3,125

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$574 36,557	Broker Third-party valuation service	Broker quotes Broker quotes
Warrants	2,207	Broker	Broker quotes
Corporate Debt Securities	377,725	Third-party valuation service	Broker quotes
Loans	763,040	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$11,344,500

Gross unrealized appreciation	470,306
Gross unrealized depreciation	(37,410)
Net unrealized appreciation	$432,896

SCHEDULE OF INVESTMENTS Ivy International Core Equity Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 4.0%
Amcor Ltd.	3,407	$33,513
Coca-Cola Amatil Ltd.	3,615	32,248
Stockland Corp. Ltd.	8,735	31,959

		97,720

Brazil – 3.8%
Embraer-Empresa Brasileira de Aeronautica S.A.	509	18,546
Hypermarcas S.A. (A)	5,057	43,758
TIM Participacoes S.A.	4,105	23,872
TIM Participacoes S.A. ADR	198	5,751

		91,927

China – 6.1%
Baidu.com, Inc. ADR (A)	147	27,548
China Construction Bank Corp.	37,205	28,130
China Unicom Ltd.	18,192	28,120
JD.com, Inc. ADR (A)	859	24,492
Kweichow Moutai Co. Ltd., Class A	809	18,507
Ping An Insurance (Group) Co. of China Ltd., A Shares	3,325	21,079

		147,876

Denmark – 1.3%
TDC A/S	3,119	32,280

France – 11.2%
Bouygues S.A.	789	32,818
Cap Gemini S.A.	386	27,508
European Aeronautic Defence and Space Co.	179	11,989
Gaz de France	1,109	30,544
L Air Liquide S.A.	198	26,718
Remy Cointreau S.A.	233	21,450
Sanofi-Aventis	375	39,873
Total S.A.	1,106	79,928

		270,828

Germany – 5.0%
Bayer AG	341	48,175
Daimler AG	458	42,888
Fresenius SE & Co. KGaA	201	30,018

		121,081

Hong Kong – 2.5%
Cheung Kong (Holdings) Ltd.	2,671	47,386
SJM Holdings Ltd.	5,581	13,984

		61,370

Israel – 2.1%
Teva Pharmaceutical Industries Ltd. ADR	992	51,975

Japan – 16.8%
Bridgestone Corp.	899	31,463
FamilyMart Co. Ltd.	643	27,705
Inpex Corp.	2,431	36,951
Isuzu Motors Ltd.	4,485	29,662
Komatsu Ltd.	1,224	28,406
Millea Holdings, Inc.	1,232	40,505
Mitsubishi Corp.	1,514	31,489
Mitsubishi Heavy Industries, Ltd.	4,432	27,649
Nissin Kogyo Co. Ltd.	1,396	27,684
Seiko Epson Corp.	400	17,035
Softbank Corp.	403	29,977
Sumitomo Mitsui Trust Holdings, Inc.	8,888	40,622

Tokyo Electron Ltd.	586	39,592

		408,740

Luxembourg – 1.4%
Acergy S.A.	1,816	33,869

Mexico – 1.3%
Grupo Financiero Banorte S.A.B. de C.V.	4,323	30,918

Netherlands – 2.2%
ASML Holding N.V., Ordinary Shares	297	27,642
ING Groep N.V., Certicaaten Van Aandelen (A)	1,856	26,080

		53,722

Singapore – 1.1%
United Overseas Bank Ltd.	1,451	26,206

South Korea – 2.0%
Hyundai Mobis	88	24,816
Samsung Electronics Co. Ltd.	19	24,902

		49,718

Spain – 2.7%
CaixaBank S.A.	5,386	33,238
Gestevision Telecinco S.A.	2,691	31,385

		64,623

Sweden – 1.8%
Investor AB, B Shares	775	29,077
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	527	13,735

		42,812

Switzerland – 3.0%
Credit Suisse Group AG, Registered Shares	868	24,816
Nestle S.A., Registered Shares	617	47,764

		72,580

United Kingdom – 22.8%
AstraZeneca plc ADR	387	28,753
BP plc	2,998	26,415
British Sky Broadcasting Group plc	2,135	33,028
Burberry Group plc	1,171	29,723
GlaxoSmithKline plc	1,255	33,579
Legal & General Group plc	6,941	26,775
Petrofac Ltd.	1,115	22,946
Prudential plc	1,258	28,874
Reckitt Benckiser Group plc	346	30,180
Rolls-Royce Group plc	1,489	27,243
Royal Dutch Shell plc, Class A	1,136	47,032
SABMiller plc	727	42,151
Shire plc	1,405	109,861
Unilever plc	766	34,737
WPP Group plc	1,588	34,632

		555,929

United States – 3.4%
Cognizant Technology Solutions Corp., Class A (A)	721	35,281
Yahoo!, Inc. (A)	1,370	48,121

		83,402

TOTAL COMMON STOCKS – 94.5%		$2,297,576
(Cost: $1,901,803)

PREFERRED STOCKS
Germany – 1.4%
Volkswagen AG, 2.260%	36	9,350
Volkswagen AG, 2.260% (B)	90	23,739

		33,089

TOTAL PREFERRED STOCKS – 1.4%		$33,089
(Cost: $32,955)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 4.3%
Bemis Co., Inc.,
0.230%, 7–23–14 (C)	$6,000	5,999
BMW U.S. Capital LLC (GTD by BMW AG),
0.090%, 7–14–14 (C)	2,848	2,848
BorgWarner, Inc.,
0.270%, 7–16–14 (C)	3,000	3,000
Corporacion Andina de Fomento,
0.140%, 8–25–14 (C)	1,000	1,000
DTE Energy Co. (GTD by Detroit Edison Co.),
0.180%, 7–2–14 (C)	11,000	11,000
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.180%, 7–21–14 (C)	5,000	4,999
Hewlett-Packard Co.,
0.280%, 7–28–14 (C)	15,000	14,997
International Business Machines Corp.,
0.070%, 7–1–14 (C)	10,000	10,000
Kellogg Co.,
0.150%, 7–17–14 (C)	10,000	9,999
Procter & Gamble Co. (The),
0.060%, 7–14–14 (C)	5,000	5,000
United Technologies Corp.,
0.070%, 7–1–14 (C)	12,160	12,160
USAA Capital Corp.,
0.060%, 7–1–14 (C)	4,000	4,000
Wisconsin Gas LLC,
0.100%, 7–9–14 (C)	18,140	18,139

		103,141

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (D)	5,487	5,487

TOTAL SHORT-TERM SECURITIES – 4.5%		$108,628
(Cost: $108,629)

TOTAL INVESTMENT SECURITIES – 100.4%		$2,439,293
(Cost: $2,043,387)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4%)		(10,585)

NET ASSETS – 100.0%		$2,428,708

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $23,739 or 1.0% of net assets.

(C)	Rate shown is the yield to maturity at June 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Barclays Capital, Inc.	116,600	7-29-14	$—	$681

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$323,757	$—	$—
Consumer Staples	298,500	—	—
Energy	247,140	—	—
Financials	435,667	—	—
Health Care	342,234	—	—
Industrials	178,140	—	—
Information Technology	247,630	—	—
Materials	73,965	—	—
Telecommunication Services	119,999	—	—
Utilities	30,544	—	—
Total Common Stocks	$2,297,576	$—	$—
Preferred Stocks	33,089	—	—
Short-Term Securities	—	108,628	—
Total	$2,330,665	$108,628	$—
Liabilities
Forward Foreign Currency Contracts	$—	$681	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,043,387

Gross unrealized appreciation	411,338
Gross unrealized depreciation	(15,432)
Net unrealized appreciation	$395,906

SCHEDULE OF INVESTMENTS Ivy International Growth Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 1.9%
Telstra Corp. Ltd. ADR	1,896	$9,312

Canada – 0.7%
Agrium, Inc.	38	3,472

China – 3.9%
Baidu.com, Inc. ADR (A)	43	8,090
Ctrip.com International Ltd. (A)	70	4,508
JD.com, Inc. ADR (A)	231	6,586

		19,184

Finland – 0.9%
Nokia OYJ	601	4,550

France – 12.7%
Cap Gemini S.A.	126	8,986
Compagnie Generale des Etablissements Michelin, Class B	63	7,480
European Aeronautic Defence and Space Co.	67	4,476
L Air Liquide S.A.	37	4,946
LVMH Moet Hennessy – Louis Vuitton	33	6,397
Publicis Groupe S.A. (A)	51	4,357
Remy Cointreau S.A.	26	2,374
Safran	143	9,352
Technip-Coflexip	22	2,447
Vinci	158	11,805

		62,620

Germany – 10.0%
Bayer AG	65	9,202
Bayerische Motoren Werke AG	37	4,629
Continental AG	48	11,048
Daimler AG	102	9,526
Fresenius SE & Co. KGaA	70	10,407
SAP AG	55	4,248

		49,060

Hong Kong – 1.7%
Galaxy Entertainment Group	1,068	8,544

India – 0.9%
NMDC Ltd.	1,460	4,430

Ireland – 1.4%
Smurfit Kappa Group plc	310	7,088

Israel – 2.3%
Teva Pharmaceutical Industries Ltd. ADR	220	11,507

Japan – 16.2%
Daihatsu Motor Co. Ltd.	273	4,855
Fuji Heavy Industries Ltd.	582	16,118
JGC Corp.	136	4,132
Komatsu Ltd.	333	7,724
Mitsubishi Electric Corp.	401	4,948
Mitsui & Co. Ltd.	193	3,100
Mizuho Financial Group, Inc.	2,207	4,531
Nissin Kogyo Co. Ltd.	254	5,035
ORIX Corp.	523	8,671
Sumitomo Corp.	298	4,018
Sumitomo Mitsui Trust Holdings, Inc.	1,159	5,297

Tokyo Electron Ltd.	167	11,296

		79,725

Luxembourg – 0.5%
Acergy S.A.	120	2,245

Mexico – 1.5%
Grupo Financiero Banorte S.A.B. de C.V.	1,064	7,610

Netherlands – 1.3%
Koninklijke Philips Electronics N.V., Ordinary Shares	204	6,475

Norway – 1.2%
Yara International ASA	115	5,754

Portugal – 0.5%
Galp Energia SGPS S.A., Class B	131	2,406

South Korea – 2.3%
Hyundai Motor Co.	51	11,532

Spain – 1.8%
CaixaBank S.A.	1,399	8,636

Switzerland – 6.3%
Compagnie Financiere Richemont S.A.	48	5,013
Credit Suisse Group AG, Registered Shares	295	8,440
Novartis AG, Registered Shares	94	8,483
Swatch Group Ltd. (The), Bearer Shares	15	8,877

		30,813

Taiwan – 1.6%
MediaTek, Inc.	464	7,848

United Kingdom – 18.0%
AstraZeneca plc	107	7,956
Aviva plc	644	5,628
BG Group plc	107	2,269
BP plc	606	5,337
Capita Group plc (The)	177	3,462
Diageo plc	147	4,705
Experian plc	349	5,896
GlaxoSmithKline plc	330	8,824
Merlin Entertainments plc (A)	693	4,247
Prudential plc	395	9,073
Royal Dutch Shell plc, Class A	198	8,195
Shire plc	285	22,316

		87,908

United States – 6.3%
Cognizant Technology Solutions Corp., Class A (A)	236	11,540
InBev N.V.	84	9,674
Schlumberger Ltd.	62	7,299
Veeco Instruments, Inc. (A)	59	2,200

		30,713

TOTAL COMMON STOCKS – 93.9%		$461,432
(Cost: $379,604)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 3.6%
DTE Energy Co. (GTD by Detroit Edison Co.), 0.180%, 7–2–14 (B)	$4,000	4,000
Exxon Mobil Corp., 0.050%, 7–1–14 (B)	1,279	1,279
Nestle Finance International Ltd. (GTD by Nestle S.A.), 0.090%, 7–21–14 (B)	5,076	5,076
United Technologies Corp., 0.070%, 7–1–14 (B)	7,152	7,152

		17,507

Master Note – 0.9%
Toyota Motor Credit Corp., 0.104%, 7–2–14 (C)	4,360	4,360

Municipal Obligations – Taxable – 0.2%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.), 0.030%, 7–1–14 (C)	1,000	1,000

TOTAL SHORT-TERM SECURITIES – 4.7%		$22,867
(Cost: $22,867)

TOTAL INVESTMENT SECURITIES – 98.6%		$484,299
(Cost: $402,471)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		6,963

NET ASSETS – 100.0%		$491,262

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Goldman Sachs International	2,065,400	7-29-14	$—	$80

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$125,225	$—	$—
Consumer Staples	16,753	—	—
Energy	30,198	—	—
Financials	57,886	—	—
Health Care	78,695	—	—
Industrials	58,914	—	—
Information Technology	58,759	—	—
Materials	25,690	—	—
Telecommunication Services	9,312	—	—
Total Common Stocks	$461,432	$—	$—
Short-Term Securities	—	22,867	—
Total	$461,432	$22,867	$—
Liabilities
Forward Foreign Currency Contracts	$—	$80	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$402,471

Gross unrealized appreciation	84,231
Gross unrealized depreciation	(2,403)
Net unrealized appreciation	$81,828

SCHEDULE OF INVESTMENTS Ivy Large Cap Growth Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.1%
Boeing Co. (The)	269	$34,174
Precision Castparts Corp.	112	28,193

		62,367

Apparel Retail – 0.6%
Limited Brands, Inc.	153	8,998

Apparel, Accessories & Luxury Goods – 0.8%
Under Armour, Inc., Class A (A)	201	11,969

Application Software – 2.4%
Adobe Systems, Inc. (A)	491	35,529

Automotive Retail – 1.5%
AutoZone, Inc. (A)	17	9,331
O’Reilly Automotive, Inc. (A)	88	13,222

		22,553

Biotechnology – 11.9%
Biogen Idec, Inc. (A)	197	61,963
Celgene Corp. (A)	625	53,692
Gilead Sciences, Inc. (A)	782	64,794

		180,449

Brewers – 2.4%
Anheuser-Busch InBev S.A. ADR	309	35,551

Broadcasting – 2.4%
CBS Corp., Class B	594	36,930

Cable & Satellite – 1.7%
Comcast Corp., Class A	473	25,385

Casinos & Gaming – 5.7%
Las Vegas Sands, Inc.	751	57,212
Wynn Resorts Ltd.	149	30,947

		88,159

Consumer Electronics – 3.5%
Garmin Ltd.	126	7,671
Harman International Industries, Inc.	417	44,809

		52,480

Data Processing & Outsourced Services – 8.7%
FleetCor Technologies, Inc. (A)	201	26,465
MasterCard, Inc., Class A	808	59,378
Visa, Inc., Class A	225	47,431

		133,274

Diversified Chemicals – 1.7%
PPG Industries, Inc.	125	26,248

Footwear – 1.0%
NIKE, Inc., Class B	198	15,370

Health Care Facilities – 1.8%
HCA Holdings, Inc. (A)	470	26,487

Home Improvement Retail – 2.6%
Home Depot, Inc. (The)	477	38,618

Hotels, Resorts & Cruise Lines – 0.2%
Hilton Worldwide Holdings, Inc. (A)	100	2,339

Industrial Machinery – 4.8%
Flowserve Corp.	400	29,718
Pall Corp.	169	14,422
Pentair, Inc. (A)	402	28,963

		73,103

Internet Retail – 2.2%
Amazon.com, Inc. (A)	55	17,961
priceline.com, Inc. (A)	12	14,556

		32,517

Internet Software & Services – 6.4%
Facebook, Inc., Class A (A)	705	47,466
Google, Inc., Class A (A)	40	23,504
Google, Inc., Class C (A)	40	23,126
LinkedIn Corp., Class A (A)	20	3,447

		97,543

IT Consulting & Other Services – 1.6%
Cognizant Technology Solutions Corp., Class A (A)	481	23,516

Motorcycle Manufacturers – 2.7%
Harley-Davidson, Inc.	586	40,946

Movies & Entertainment – 0.6%
Twenty-First Century Fox, Inc., Class A	262	9,199

Oil & Gas Equipment & Services – 3.3%
Schlumberger Ltd.	424	49,976

Oil & Gas Exploration & Production – 0.8%
EOG Resources, Inc.	106	12,329

Packaged Foods & Meats – 1.2%
Green Mountain Coffee Roasters, Inc.	142	17,657

Pharmaceuticals – 2.8%
Bristol-Myers Squibb Co.	370	17,963
Shire Pharmaceuticals Group plc ADR	101	23,785

		41,748

Railroads – 7.3%
Canadian Pacific Railway Ltd.	290	52,549
Kansas City Southern	142	15,256
Union Pacific Corp.	415	41,416

		109,221

Semiconductor Equipment – 3.3%
Applied Materials, Inc.	2,205	49,725

Semiconductors – 1.5%
Xilinx, Inc.	473	22,373

Specialty Stores – 0.5%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	78	7,167

Technology Hardware, Storage & Peripherals – 4.2%
Apple, Inc.	676	62,838

Tobacco – 0.9%
Philip Morris International, Inc.	167	14,088

Wireless Telecommunication Service – 1.3%
American Tower Corp., Class A	186	16,710
Crown Castle International Corp.	40	2,985

		19,695

TOTAL COMMON STOCKS – 98.4%		$1,486,347
(Cost: $959,168)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.5%
BMW U.S. Capital LLC (GTD by BMW AG), 0.080%, 7–11–14 (B)	$4,085	4,085
Exxon Mobil Corp., 0.060%, 7–10–14 (B)	10,000	9,999
Kroger Co. (The), 0.190%, 7–1–14 (B)	1,606	1,606
Total Capital Canada Ltd. (GTD by Total S.A.), 0.100%, 7–10–14 (B)	8,000	8,000

		23,690

Master Note – 0.1%
Toyota Motor Credit Corp., 0.104%, 7–2–14 (C)	1,032	1,032

TOTAL SHORT-TERM SECURITIES – 1.6%		$24,722
(Cost: $24,722)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,511,069
(Cost: $983,890)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		48

NET ASSETS – 100.0%		$1,511,117

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,486,347	$—	$—
Short-Term Securities	—	24,722	—
Total	$1,486,347	$24,722	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$983,890

Gross unrealized appreciation	529,953
Gross unrealized depreciation	(2,774)
Net unrealized appreciation	$527,179

SCHEDULE OF INVESTMENTS Ivy Limited-Term Bond Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Airlines – 0.3%
Southwest Airlines Co., 5.125%, 3–1–17	$5,000	$5,451

Apparel Retail – 0.9%
Limited Brands, Inc., 8.500%, 6–15–19	13,000	15,958

Apparel, Accessories & Luxury Goods – 1.0%
LVMH Moet Hennessy – Louis Vuitton, 1.625%, 6–29–17 (A)	16,000	16,172

Automobile Manufacturers – 3.3%
General Motors Co., 3.500%, 10–2–18 (A)	6,500	6,646
Nissan Motor Acceptance Corp., 1.950%, 9–12–17 (A)	15,000	15,187
Toyota Motor Credit Corp.: 2.000%, 9–15–16	13,250	13,593
2.000%, 10–24–18	5,125	5,182
Volkswagen Group of America, Inc., 2.125%, 5–23–19 (A)	16,000	16,008

		56,616

Biotechnology – 1.0%
Amgen, Inc.: 2.125%, 5–15–17	5,500	5,636
2.200%, 5–22–19	10,775	10,761

		16,397

Brewers – 0.9%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 7.750%, 1–15–19	12,750	15,750

Broadcasting – 1.0%
CBS Corp.: 7.625%, 1–15–16	3,500	3,853
8.875%, 5–15–19	10,650	13,805

		17,658

Cable & Satellite – 2.0%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.: 5.875%, 10–1–19	9,000	10,466
5.200%, 3–15–20	6,000	6,758
5.000%, 3–1–21	3,850	4,296
TCI Communications, Inc., 8.750%, 8–1–15	7,000	7,628
Time Warner Co., Inc. (GTD by Time Warner, Inc.), 7.250%, 10–15–17	4,000	4,678

		33,826

Construction Machinery & Heavy Trucks – 1.0%
Joy Global, Inc., 6.000%, 11–15–16	14,900	16,503

Consumer Finance – 5.7%
American Express Co., 7.000%, 3–19–18	10,000	11,889
American Express Credit Corp., 1.300%, 7–29–16	5,320	5,364
American Honda Finance Corp.: 1.450%, 2–27–15 (A)	6,995	7,042
1.500%, 9–11–17 (A)	6,000	6,032
7.625%, 10–1–18 (A)	5,000	6,160
Capital One Bank USA N.A., 2.150%, 11–21–18	2,650	2,665

Capital One Financial Corp.: 2.150%, 3–23–15	5,500	5,567
6.750%, 9–15–17	9,000	10,472
Caterpillar Financial Services Corp., 1.000%, 11–25–16	2,000	2,006
Ford Motor Credit Co. LLC: 1.500%, 1–17–17	2,450	2,463
5.000%, 5–15–18	17,500	19,465
Hyundai Capital America: 1.875%, 8–9–16 (A)	4,000	4,059
2.875%, 8–9–18 (A)	5,525	5,684
Hyundai Capital Services, Inc., 3.500%, 9–13–17 (A)	1,505	1,583
USAA Capital Corp., 1.050%, 9–30–14 (A)	4,000	4,006
Western Union Co. (The), 5.930%, 10–1–16	3,000	3,293

		97,750

Data Processing & Outsourced Services – 1.5%
Alliance Data Systems Corp.: 5.250%, 12–1–17 (A)	6,600	6,897
6.375%, 4–1–20 (A)	6,000	6,390
Fidelity National Financial, Inc., 6.600%, 5–15–17	12,215	13,755

		27,042

Department Stores – 0.8%
Macy’s Retail Holdings, Inc., 7.450%, 7–15–17	12,100	14,205

Distillers & Vintners – 1.5%
Beam, Inc., 1.750%, 6–15–18	10,000	9,856
Diageo Capital plc, 5.750%, 10–23–17	13,500	15,391

		25,247

Diversified Banks – 5.4%
Bank of America Corp.: 5.650%, 5–1–18	6,000	6,799
7.625%, 6–1–19	9,000	11,115
Bank of Nova Scotia (The): 2.050%, 10–30–18	14,150	14,212
2.050%, 6–5–19	8,650	8,594
Commonwealth Bank of Australia:
1.950%, 3–16–15	5,000	5,056
2.250%, 3–13–19	8,500	8,572
HSBC Bank plc, 3.100%, 5–24–16 (A)	6,000	6,270
U.S. Bancorp, 2.200%, 11–15–16	10,000	10,312
Wachovia Corp., 5.750%, 2–1–18	13,500	15,454
Wells Fargo & Co., 2.125%, 4–22–19	4,425	4,438

		90,822

Diversified Chemicals – 1.5%
Dow Chemical Co. (The), 4.250%, 11–15–20	14,382	15,631
E.I. du Pont de Nemours and Co., 2.750%, 4–1–16	11,500	11,930

		27,561

Diversified Metals & Mining – 0.8%
Rio Tinto Finance (USA) Ltd., 2.250%, 9–20–16	12,500	12,887

Drug Retail – 0.4%
Walgreen Co., 1.800%, 9–15–17	6,500	6,563

Electric Utilities – 1.5%
Dayton Power & Light Co. (The), 1.875%, 9–15–16 (A)	4,000	4,067
Kansas City Power & Light Co., 7.150%, 4–1–19	13,555	16,630
Mississippi Power Co., 2.350%, 10–15–16	5,425	5,587

		26,284

Electronic Equipment & Instruments – 1.0%
Xerox Corp., 6.350%, 5–15–18	14,000	16,266

Electronic Manufacturing Services – 0.8%
Jabil Circuit, Inc., 7.750%, 7–15–16	11,290	12,772

Environmental & Facilities Services – 1.8%
Republic Services, Inc., 3.800%, 5–15–18	14,690	15,737
Waste Management, Inc.: 6.100%, 3–15–18	10,000	11,543
4.750%, 6–30–20	1,675	1,872
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 7.375%, 3–11–19	1,985	2,425

		31,577

Food Distributors – 2.1%
Campbell Soup Co., 3.375%, 8–15–14	13,283	13,330
ConAgra Foods, Inc.:
1.300%, 1–25–16	2,940	2,964
5.819%, 6–15–17	2,500	2,809
7.000%, 4–15–19	10,742	12,913
Wm. Wrigley Jr. Co.: 2.000%, 10–20–17 (A)	1,000	1,015
2.400%, 10–21–18 (A)	1,500	1,523

		34,554

Forest Products – 1.0%
Georgia-Pacific LLC, 5.400%, 11–1–20 (A)	14,000	16,157

General Merchandise Stores – 1.0%
Dollar General Corp.: 4.125%, 7–15–17	12,500	13,378
1.875%, 4–15–18	3,000	2,975

		16,353

Health Care Equipment – 0.8%
Stryker Corp.: 2.000%, 9–30–16	11,575	11,872
4.375%, 1–15–20	1,500	1,657

		13,529

Health Care Services – 1.0%
Quest Diagnostics, Inc.: 3.200%, 4–1–16	14,000	14,528
6.400%, 7–1–17	2,000	2,270

		16,798

Health Care Supplies – 1.9%
Catholic Health Initiatives, 2.600%, 8–1–18	9,555	9,605
DENTSPLY International, Inc., 2.750%, 8–15–16	4,000	4,142
Express Scripts Holding Co., 2.250%, 6–15–19	13,500	13,445
Laboratory Corp. of America Holdings, 2.500%, 11–1–18	5,350	5,451

		32,643

Home Improvement Retail – 1.2%
Lowe’s Co., Inc.: 5.000%, 10–15–15	8,000	8,447
2.125%, 4–15–16	11,366	11,672

		20,119

Industrial Conglomerates – 1.6%
Danaher Corp., 5.400%, 3–1–19	7,700	8,837
General Electric Capital Corp., 5.625%, 5–1–18	15,500	17,758

		26,595

Integrated Oil & Gas – 1.9%
Petro-Canada, 6.050%, 5–15–18	14,700	17,011
Statoil ASA (GTD by Statoil Petroleum AS), 1.950%, 11–8–18	3,500	3,529
StatoilHydro ASA (GTD by StatoilHydro Petroleum AS), 5.250%, 4–15–19	10,000	11,480

		32,020

Integrated Telecommunication Services – 1.9%
AT&T, Inc., 2.950%, 5–15–16	6,715	6,979
CC Holdings GS V LLC, 2.381%, 12–15–17	8,335	8,486
Verizon Communications, Inc., 6.350%, 4–1–19	14,000	16,554

		32,019

Internet Software & Services – 0.3%
eBay, Inc., 1.350%, 7–15–17	5,000	5,023

Investment Banking & Brokerage – 2.1%
Goldman Sachs Group, Inc. (The): 3.700%, 8–1–15	6,460	6,663
7.500%, 2–15–19	9,000	10,973
Morgan Stanley: 4.100%, 1–26–15	3,000	3,062
6.000%, 4–28–15	1,000	1,046
5.625%, 9–23–19	12,340	14,192

		35,936

Leisure Products – 0.2%
Mattel, Inc., 2.500%, 11–1–16	2,500	2,582

Life & Health Insurance – 0.8%
MetLife, Inc., 6.817%, 8–15–18	11,000	13,147

Metal & Glass Containers – 0.6%
FBG Finance Ltd., 7.875%, 6–1–16 (A)	9,000	10,148

Multi-Utilities – 1.1%
Dominion Resources, Inc., 6.400%, 6–15–18	11,118	13,031
Dominion Resources, Inc., Series A, 1.400%, 9–15–17	4,850	4,841

		17,872

Oil & Gas Equipment & Services – 1.6%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.), 6.500%, 1–31–19	13,000	15,420
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.): 1.950%, 9–14–16 (A)	3,000	3,070
1.250%, 8–1–17 (A)	5,000	4,991
Schlumberger Norge A.S. (GTD by Schlumberger Ltd.), 1.950%, 9–14–16 (A)	3,000	3,070

		26,551

Oil & Gas Exploration & Production – 4.8%
BP Capital Markets plc (GTD by BP plc), 2.241%, 9–26–18	12,000	12,213
EOG Resources, Inc., 2.500%, 2–1–16	6,000	6,171
EQT Corp., 8.125%, 6–1–19	11,000	13,761
Marathon Oil Corp., 0.900%, 11–1–15	11,240	11,279
Petrohawk Energy Corp.: 7.250%, 8–15–18	16,000	16,719
6.250%, 6–1–19	5,000	5,400
Plains Exploration & Production Co., 8.625%, 10–15–19	14,814	15,851

		81,394

Oil & Gas Storage & Transportation – 1.2%
Copano Energy LLC and Copano Energy Finance Corp., 7.125%, 4–1–21	4,566	5,174
DCP Midstream Operating L.P. (GTD by DCP Midstream Partners L.P.): 3.250%, 10–1–15	5,500	5,651
2.700%, 4–1–19	2,000	2,026
Kinder Morgan Energy Partners L.P., 5.950%, 2–15–18	7,000	7,986

		20,837

Other Diversified Financial Services – 3.9%
Citigroup, Inc., 2.550%, 4–8–19	16,000	16,130
Daimler Finance North America LLC, 1.300%, 7–31–15 (A)	16,600	16,734
John Deere Capital Corp., 1.200%, 10–10–17	15,000	14,949
JPMorgan Chase & Co., 6.000%, 1–15–18	16,500	18,887

		66,700

Packaged Foods & Meats – 0.7%
Kraft Foods, Inc., 4.125%, 2–9–16	12,000	12,618

Pharmaceuticals – 2.5%
AbbVie, Inc., 1.200%, 11–6–15	15,000	15,100
GlaxoSmithKline Capital, Inc., 5.650%, 5–15–18	6,600	7,569
Merck & Co., Inc., 1.100%, 1–31–18	4,925	4,846
Mylan, Inc., 7.875%, 7–15–20 (A)	14,000	15,497

		43,012

Property & Casualty Insurance – 0.4%
Berkshire Hathaway, Inc.: 2.200%, 8–15–16	2,650	2,734
1.900%, 1–31–17	4,000	4,096

		6,830

Regional Banks – 1.1%
PNC Bank N.A., 1.300%, 10–3–16	7,500	7,571
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.), 6.700%, 6–10–19	8,500	10,280

		17,851

Soft Drinks – 0.3%
Bottling Group LLC, 5.125%, 1–15–19	4,059	4,605

Specialty Chemicals – 1.1%
Methanex Corp., 3.250%, 12–15–19	17,832	18,255

Systems Software – 1.0%
CA, Inc.: 6.125%, 12–1–14	12,267	12,553
5.375%, 12–1–19	4,025	4,524

		17,077

Technology Hardware, Storage & Peripherals – 0.4%
Apple, Inc., 2.100%, 5–6–19	7,300	7,334

Trucking – 1.3%
Penske Truck Leasing Co. L.P. and PTL Finance Corp.: 3.125%, 5–11–15 (A)	6,000	6,130
3.750%, 5–11–17 (A)	10,350	10,996
Ryder System, Inc., 2.450%, 11–15–18	4,650	4,735

		21,861

Wireless Telecommunication Service – 2.0%
America Movil S.A.B. de C.V., 5.000%, 3–30–20	12,475	13,831

American Tower Corp., 5.900%, 11–1–21	14,500	16,718
Crown Castle International Corp., 5.250%, 1–15–23	2,745	2,862

		33,411

TOTAL CORPORATE DEBT SECURITIES – 75.9%		$1,287,138
(Cost: $1,267,618)

MUNICIPAL BONDS – TAXABLE
Hawaii – 0.2%
Cnty of Kauai, Taxable GO Bonds, Ser 2010A, 3.335%, 8–1–16	2,600	2,736

Rhode Island – 0.3%
Providence Hlth & Svc Oblig Group, Direct Oblig Notes, Ser 2009A, 5.050%, 10–1–14	5,185	5,238

TOTAL MUNICIPAL BONDS – TAXABLE – 0.5%		$7,974
(Cost: $7,785)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 2.0%
Federal Home Loan Bank, 4.780%, 1–25–17	1,250	1,321
Federal National Mortgage Association: 2.000%, 12–30–15	10,000	10,238
0.875%, 10–26–17	15,000	14,887
5.450%, 10–18–21	7,000	7,716

		34,162

Mortgage-Backed Obligations – 10.7%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
4.000%, 6–15–26	14,168	15,305
4.500%, 6–15–27	816	837
4.500%, 5–15–32	2,127	2,186
5.000%, 12–15–34	1,034	1,115
2.500%, 12–15–41	12,757	12,678
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 4–1–20	942	1,008
3.000%, 1–1–33	9,310	9,456
Federal Home Loan Mortgage Corp. Fixed Rate Pass-Through Certificates:
3.000%, 8–1–28	14,199	14,606
3.000%, 9–1–28	14,048	14,486
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 12–25–17	2,525	2,673
2.000%, 4–25–39	12,979	12,637
4.000%, 5–25–39	3,189	3,334
3.000%, 11–25–39	2,616	2,681
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 9–1–17	2,486	2,640
4.500%, 9–1–19	1,958	2,078
4.530%, 12–1–19	11,371	12,743
4.375%, 6–1–21	15,467	17,150
5.500%, 10–1–21	3,489	3,785
5.500%, 2–1–22	1,859	2,029
6.000%, 6–1–22	1,247	1,371
3.500%, 8–1–26	8,569	9,097
3.000%, 7–1–28	13,997	14,451
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 9–20–40	9,654	9,766
2.000%, 3–16–42	12,675	12,434

		180,546

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 12.7%		$214,708
(Cost: $215,196)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 5.7%
U.S. Treasury Notes:
2.375%, 8–31–14 (B)	10,000	10,038
2.375%, 2–28–15	10,000	10,152
2.500%, 4–30–15	35,000	35,696
2.125%, 5–31–15	12,500	12,727
1.750%, 5–31–16	13,000	13,328
1.500%, 7–31–16	15,000	15,311

		97,252

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 5.7%		$97,252
(Cost: $95,742)

SHORT-TERM SECURITIES
Commercial Paper – 4.6%
Army & Air Force Exchange Service,
0.100%, 7–17–14 (C)	5,000	5,000
BorgWarner, Inc.,
0.240%, 7–3–14 (C)	5,000	5,000
Danaher Corp.,
0.090%, 7–10–14 (C)	5,000	5,000
DTE Energy Co. (GTD by Detroit Edison Co.),
0.180%, 7–2–14 (C)	5,000	5,000
Exxon Mobil Corp.:
0.050%, 7–1–14 (C)	4,948	4,948
0.060%, 7–10–14 (C)	5,000	5,000
General Mills, Inc.,
0.150%, 7–14–14 (C)	5,000	5,000
Hewlett–Packard Co.,
0.280%, 7–28–14 (C)	10,000	9,997
International Business Machines Corp.,
0.070%, 7–1–14 (C)	4,000	4,000
Kroger Co. (The),
0.230%, 7–24–14 (C)	5,000	4,999
NBCUniversal Enterprise, Inc.,
0.230%, 7–11–14 (C)	5,000	5,000
PACCAR Financial Corp. (GTD by PACCAR, Inc.),
0.080%, 7–29–14 (C)	4,000	4,000
Procter & Gamble Co. (The),
0.060%, 7–14–14 (C)	5,000	5,000
Total Capital Canada Ltd. (GTD by Total S.A.),
0.100%, 7–10–14 (C)	5,500	5,499
United Technologies Corp.,
0.070%, 7–1–14 (C)	1,036	1,036
Virginia Electric and Power Co.,
0.210%, 7–28–14 (C)	3,000	3,000

		77,479

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (D)	266	266

TOTAL SHORT-TERM SECURITIES – 4.6%		$77,745
(Cost: $77,745)

TOTAL INVESTMENT SECURITIES – 99.4%		$1,684,817
(Cost: $1,664,086)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		10,647

NET ASSETS – 100.0%		$1,695,464

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $201,534 or 11.9% of net assets.

(B)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(C)	Rate shown is the yield to maturity at June 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at June 30, 2014 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	Short	9-30-14	492	$(61,585)	$(28)
U.S. 2-Year Treasury Note	Short	10-3-14	621	(136,368)	77
U.S. 5-Year Treasury Note	Short	10-3-14	1,643	(196,274)	234
				$(394,227)	$283

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$1,287,138	$—
Municipal Bonds	—	7,974	—
United States Government Agency Obligations	—	214,708	—
United States Government Obligations	—	97,252	—
Short-Term Securities	—	77,745	—
Total	$—	$1,684,817	$—
Futures Contracts	$311	$—	$—
Liabilities
Futures Contracts	$28	$—	$—

During the period ended June 30, 2014, securities totaling $28,544 were transferred from Level 3 to Level 2 due to the increased availability of observable market data due to increased market activity or information for these securities.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,664,086

Gross unrealized appreciation	23,486
Gross unrealized depreciation	(2,755)
Net unrealized appreciation	$20,731

SCHEDULE OF INVESTMENTS Ivy Managed International Opportunities Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Emerging Markets Equity Fund, Class I	6,503	$105,667
Ivy European Opportunities Fund, Class I	841	25,679
Ivy Global Income Allocation Fund, Class I	1,644	26,699
Ivy International Core Equity Fund, Class I	2,680	54,883
Ivy International Growth Fund, Class I	1,230	53,791

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$266,719
(Cost: $185,164)

SHORT-TERM SECURITIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corp., 0.104%, 7–2–14 (A)	$268	$268

(Cost: $268)

TOTAL INVESTMENT SECURITIES – 100.0%		$266,987
(Cost: $185,432)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		43

NET ASSETS – 100.0%		$267,030

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$266,719	$—	$—
Short-Term Securities	—	268	—
Total	$266,719	$268	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$185,432

Gross unrealized appreciation	81,555
Gross unrealized depreciation	—
Net unrealized appreciation	$81,555

SCHEDULE OF INVESTMENTS Ivy Micro Cap Growth Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Alternative Carriers – 0.8%
inContact, Inc. (A)	244	$2,246

Apparel, Accessories & Luxury Goods – 1.4%
Movado Group, Inc.	85	3,525

Application Software – 3.2%
Callidus Software, Inc. (A)	366	4,373
Datawatch Corp. (A)	90	1,346
Materialise N.V. ADR (A)	113	1,296
Sapiens International Corp. N.V. (A)	142	1,138

		8,153

Asset Management & Custody Banks – 1.9%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	143	2,051
Internet Capital Group, Inc. (A)	129	2,688

		4,739

Biotechnology – 10.7%
Acceleron Pharma, Inc. (A)	51	1,746
Ardelyx, Inc. (A)	115	1,830
Argos Therapeutics, Inc. (A)	144	1,156
Cara Therapeutics, Inc. (A)	177	3,014
Concert Pharmaceuticals, Inc. (A)	174	1,755
Enanta Pharmaceuticals, Inc. (A)	121	5,191
KaloBios Pharmaceuticals, Inc. (A)	148	337
NewLink Genetics Corp. (A)	80	2,127
Repligen Corp. (A)	205	4,661
Synergy Pharmaceuticals, Inc. (A)	264	1,075
Vanda Pharmaceuticals, Inc. (A)	197	3,181
Verastem, Inc. (A)	182	1,651

		27,724

Broadcasting – 0.6%
Entravision Communications Corp.	261	1,621

Building Products – 2.7%
Builders FirstSource, Inc. (A)	424	3,170
NCI Building Systems, Inc. (A)	182	3,526

		6,696

Casinos & Gaming – 1.4%
Multimedia Games Holding Co., Inc. (A)	121	3,578

Communications Equipment – 2.5%
Applied Optoelectronics, Inc. (A)	111	2,575
Ruckus Wireless, Inc. (A)	181	2,157
ShoreTel, Inc. (A)	249	1,626

		6,358

Construction & Engineering – 0.8%
Orion Marine Group, Inc. (A)	199	2,152

Construction Machinery & Heavy Trucks – 1.6%
Commercial Vehicle Group, Inc. (A)	107	1,072
Wabash National Corp. (A)	213	3,040

		4,112

Diversified Banks – 0.9%
Square 1 Financial, Inc., Class A (A)	126	2,390

Education Services – 0.5%
2U, Inc. (A)	81	1,353

Electrical Components & Equipment – 1.4%
LSI Industries, Inc.	138	1,100
Orion Energy Systems, Inc. (A)	284	1,156
TCP International Holdings Ltd. (A)	141	1,448

		3,704

Electronic Equipment & Instruments – 0.8%
CUI Global, Inc. (A)	234	1,969

Food Distributors – 0.6%
Chefs’ Warehouse Holdings LLC (The) (A)	79	1,562

Food Retail – 0.9%
Natural Grocers by Vitamin Cottage, Inc. (A)	113	2,419

Health Care Equipment – 5.6%
Cardiovascular Systems, Inc. (A)	102	3,192
Cynosure, Inc., Class A (A)	97	2,057
K2M Group Holdings, Inc. (A)	119	1,772
Oxford Immunotec Global plc (A)	139	2,331
Rockwell Medical, Inc. (A)	186	2,229
Sunshine Heart, Inc. (A)	203	1,137
Veracyte, Inc. (A)	107	1,830

		14,548

Health Care Facilities – 1.0%
Surgical Care Affiliates, Inc. (A)	87	2,533

Health Care Supplies – 3.4%
Quidel Corp. (A)	168	3,712
Spectranetics Corp. (The) (A)	159	3,631
TearLab Corp. (A)	257	1,253

		8,596

Health Care Technology – 1.5%
HealthStream, Inc. (A)	78	1,902
Imprivata, Inc. (A)	111	1,817

		3,719

Home Entertainment Software – 0.6%
Glu Mobile, Inc. (A)	303	1,514

Homebuilding – 0.8%
M/I Homes, Inc. (A)	83	2,022

Homefurnishing Retail – 0.7%
Kirkland’s, Inc. (A)	101	1,877

Integrated Telecommunication Services – 0.7%
Global Telecom & Technology, Inc. (A)	169	1,730

Internet Retail – 0.7%
RetailMeNot, Inc., Series 1 (A)	68	1,799

Internet Software & Services – 7.4%
Amber Road, Inc. (A)	185	2,981
Boingo Wireless, Inc. (A)	135	919
Borderfree, Inc. (A)	139	2,310
ChannelAdvisor Corp. (A)	62	1,645
Marchex, Inc., Class B	224	2,696
Move, Inc. (A)	253	3,737
Q2 Holdings, Inc. (A)	92	1,305
SPS Commerce, Inc. (A)	55	3,450

		19,043

Investment Banking & Brokerage – 0.9%
Marcus & Millichap, Inc. (A)	93	2,362

IT Consulting & Other Services – 1.0%
Virtusa Corp. (A)	70	2,502

Leisure Products – 3.5%
Arctic Cat, Inc.	69	2,732
Black Diamond, Inc. (A)	116	1,302
Malibu Boats, Inc., Class A (A)	121	2,428
Nautilus Group, Inc. (The) (A)	233	2,586

		9,048

Marine – 0.7%
Baltic Trading Ltd.	308	1,843

Movies & Entertainment – 1.6%
Rentrak Corp. (A)	77	4,012

Office REITs – 0.6%
City Office REIT, Inc.	121	1,530

Office Services & Supplies – 1.9%
ARC Document Solutions, Inc. (A)	383	2,245
CyrusOne, Inc.	100	2,500

		4,745

Oil & Gas Drilling – 1.3%
Pioneer Drilling Co. (A)	191	3,343

Oil & Gas Equipment & Services – 5.5%
Basic Energy Services, Inc. (A)	206	6,005
RigNet, Inc. (A)	92	4,951
Willbros Group, Inc. (A)	257	3,168

		14,124

Oil & Gas Exploration & Production – 1.7%
Emerald Oil, Inc. (A)	333	2,544
Triangle Petroleum Corp. (A)	146	1,720

		4,264

Packaged Foods & Meats – 0.6%
Inventure Foods, Inc. (A)	130	1,461

Personal Products – 1.1%
Inter Parfums, Inc.	92	2,730

Pharmaceuticals – 5.1%
Aerie Pharmaceuticals, Inc. (A)	166	4,121
Intra-Cellular Therapies, Inc. (A)	111	1,865
Pernix Therapeutics Holdings, Inc. (A)	345	3,094
XenoPort, Inc. (A)	300	1,450
ZS Pharma, Inc. (A)	88	2,524

		13,054

Regional Banks – 1.1%
TriState Capital Holdings, Inc. (A)	186	2,628

Restaurants – 4.7%
Chuy’s Holdings, Inc. (A)	78	2,828
Del Frisco’s Restaurant Group, Inc. (A)	108	2,979
Red Robin Gourmet Burgers, Inc. (A)	33	2,378
Ruth’s Hospitality Group, Inc.	133	1,644
Zoe’s Kitchen, Inc. (A)	64	2,197

		12,026

Semiconductor Equipment – 1.1%
Nanometrics, Inc. (A)	90	1,648
Ultra Clean Holdings, Inc. (A)	131	1,181

		2,829

Semiconductors – 0.5%
Exar Corp. (A)	124	1,401

Specialized REITs – 0.9%
Ashford Hospitality Prime, Inc.	141	2,426

Systems Software – 2.1%
A10 Networks, Inc. (A)	146	1,946
Gigamon, Inc. (A)	63	1,206
Mavenir Systems, Inc. (A)	146	2,210

		5,362

Technology Hardware, Storage & Peripherals – 0.5%
Datalink Corp. (A)	137	1,365

Thrifts & Mortgage Finance – 0.6%
PennyMac Financial Services, Inc., Class A (A)	100	1,511

Trading Companies & Distributors – 1.1%
Stock Building Supply Holdings, Inc. (A)	143	2,827

Trucking – 2.5%
Celadon Group, Inc.	109	2,316
Marten Transport Ltd.	97	2,172
Roadrunner Transportation Systems, Inc. (A)	72	2,009

		6,497

Wireless Telecommunication Service – 0.8%
RingCentral, Inc., Class A (A)	129	1,947

TOTAL COMMON STOCKS – 96.5%		$247,519
(Cost: $209,744)

INVESTMENT FUNDS
Registered Investment Companies – 0.4%
iShares Russell 2000 Growth Index Fund	7	969

TOTAL INVESTMENT FUNDS – 0.4%		$969
(Cost: $737)

SHORT-TERM SECURITIES	Principal
Master Note – 2.7%
Toyota Motor Credit Corp., 0.104%, 7–2–14 (B)	$6,980	6,980

TOTAL SHORT-TERM SECURITIES – 2.7%		$6,980
(Cost: $6,980)

TOTAL INVESTMENT SECURITIES – 99.6%		$255,468
(Cost: $217,461)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		998

NET ASSETS – 100.0%		$256,466

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$247,519	$—	$—
Investment Funds	969	—	—
Short-Term Securities	—	6,980	—
Total	$248,488	$6,980	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$217,461

Gross unrealized appreciation	50,641
Gross unrealized depreciation	(12,634)
Net unrealized appreciation	$38,007

SCHEDULE OF INVESTMENTS Ivy Mid Cap Growth Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 2.2%
Expeditors International of Washington, Inc.	2,445	$107,951

Apparel Retail – 5.3%
DSW, Inc., Class A	1,516	42,362
Limited Brands, Inc.	1,047	61,412
Ross Stores, Inc.	1,321	87,377
Urban Outfitters, Inc. (A)	2,178	73,746

		264,897

Apparel, Accessories & Luxury Goods – 2.5%
Burberry Group plc (B)	2,268	57,562
Carter’s, Inc.	960	66,160

		123,722

Application Software – 2.5%
ANSYS, Inc. (A)	738	55,990
Solera Holdings, Inc.	962	64,600

		120,590

Asset Management & Custody Banks – 3.2%
Northern Trust Corp.	1,947	125,015
Oaktree Capital Group LLC	646	32,296

		157,311

Auto Parts & Equipment – 1.3%
Gentex Corp.	2,194	63,810

Biotechnology – 4.2%
ACADIA Pharmaceuticals, Inc. (A)	891	20,120
Alkermes plc (A)	1,008	50,717
BioMarin Pharmaceutical, Inc. (A)	840	52,227
Incyte Corp. (A)	483	27,261
Medivation, Inc. (A)	740	57,026

		207,351

Building Products – 1.9%
Fortune Brands Home & Security, Inc.	2,353	93,938

Communications Equipment – 2.3%
Aruba Networks, Inc. (A)	1,642	28,770
F5 Networks, Inc. (A)	741	82,619

		111,389

Construction & Engineering – 1.0%
Jacobs Engineering Group, Inc. (A)	933	49,686

Construction Machinery & Heavy Trucks – 2.5%
Allison Transmission Holdings, Inc.	1,715	53,344
Joy Global, Inc.	1,124	69,222

		122,566

Data Processing & Outsourced Services – 3.5%
Alliance Data Systems Corp. (A)	137	38,641
Sabre Corp. (A)	1,891	37,918
Vantiv, Inc., Class A (A)	3,034	102,002

		178,561

Department Stores – 1.5%
Nordstrom, Inc.	1,075	73,043

Distillers & Vintners – 1.0%
Brown-Forman Corp., Class B	535	50,371

Distributors – 2.0%
LKQ Corp. (A)	3,748	100,026

Electrical Components & Equipment – 1.7%
Polypore International, Inc. (A)	1,722	82,193

Electronic Equipment & Instruments – 1.1%
FLIR Systems, Inc.	1,545	53,659

Environmental & Facilities Services – 1.3%
Stericycle, Inc. (A)	539	63,814

Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle-Gro Co. (The)	845	48,067

Health Care Distributors – 1.5%
Henry Schein, Inc. (A)	616	73,145

Health Care Equipment – 3.7%
Intuitive Surgical, Inc. (A)	177	72,890
Varian Medical Systems, Inc. (A)	1,288	107,088

		179,978

Health Care Facilities – 0.8%
Acadia Healthcare Co., Inc. (A)	900	40,964

Health Care Services – 0.6%
Premier, Inc. (A)	998	28,949

Health Care Supplies – 2.9%
Align Technology, Inc. (A)	1,205	67,505
DENTSPLY International, Inc.	1,560	73,880

		141,385

Home Entertainment Software – 2.6%
Electronic Arts, Inc. (A)	3,530	126,625

Hotels, Resorts & Cruise Lines – 1.4%
Norwegian Cruise Line Holdings Ltd. (A)	2,157	68,392

Industrial Machinery – 1.8%
Flowserve Corp.	1,212	90,119

Internet Retail – 0.9%
HomeAway, Inc. (A)	1,223	42,575

Internet Software & Services – 3.3%
Pandora Media, Inc. (A)	3,538	104,380
WebMD Health Corp., Class A (A)	1,170	56,509

		160,889

IT Consulting & Other Services – 1.4%
Teradata Corp. (A)	1,768	71,080

Leisure Products – 2.0%
Mattel, Inc.	2,468	96,188

Managed Health Care – 1.2%
Humana, Inc.	473	60,393

Oil & Gas Equipment & Services – 1.2%
Dril-Quip, Inc. (A)	527	57,586

Oil & Gas Exploration & Production – 5.4%
Cabot Oil & Gas Corp.	1,755	59,915
Continental Resources, Inc. (A)	638	100,806
Oasis Petroleum LLC (A)	520	29,046
Southwestern Energy Co. (A)	1,658	75,438

		265,205

Packaged Foods & Meats – 4.1%
Hain Celestial Group, Inc. (The) (A)	990	87,842
Mead Johnson Nutrition Co.	1,169	108,943

		196,785

Personal Products – 0.9%
Coty, Inc., Class A	2,716	46,532

Pharmaceuticals – 0.5%
Zoetis, Inc.	766	24,727

Regional Banks – 5.3%
First Republic Bank	1,883	103,549
Signature Bank (A)	899	113,387
UMB Financial Corp.	658	41,689

		258,625

Research & Consulting Services – 2.4%
CoStar Group, Inc. (A)	279	44,133
Verisk Analytics, Inc., Class A (A)	1,210	72,648

		116,781

Restaurants – 2.9%
Dunkin’ Brands Group, Inc.	1,904	87,206
Panera Bread Co., Class A (A)	362	54,253

		141,459

Semiconductors – 2.4%
Microchip Technology, Inc.	2,428	118,523

Specialty Stores – 2.7%
Tiffany & Co.	543	54,434
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	859	78,565

		132,999

Systems Software – 1.1%
ServiceNow, Inc. (A)	885	54,831

Trading Companies & Distributors – 2.4%
Fastenal Co.	2,330	115,333

TOTAL COMMON STOCKS – 97.4%		$4,783,013
(Cost: $3,956,390)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Consumer Discretionary Select Sector SPDR Fund:
Put $64.00, Expires 7–18–14, OTC (Ctrpty: Credit Suisse (USA), Inc.)	18,311	211
Put $65.00, Expires 7–18–14, OTC (Ctrpty: Credit Suisse (USA), Inc.)	27,472	549
NASDAQ 100 Index,
Put $3,710.00, Expires 7–18–14	320	168
Russell 2000 Index,
Put $1,150.00, Expires 7–18–14, OTC (Ctrpty: Societe Generale Bank)	2,572	1,106
SPDR S&P MIDCAP 400 ETF Trust:
Put $250.00, Expires 7–18–14, OTC (Ctrpty: Deutsche Bank AG)	9,531	453
Put $255.00, Expires 7–18–14, OTC (Ctrpty: Deutsche Bank AG)	9,531	929

TOTAL PURCHASED OPTIONS – 0.1%		$3,416
(Cost: $11,998)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.3%
Abbott Laboratories, 0.060%, 7–17–14 (C)	$2,000	2,000
Army & Air Force Exchange Service, 0.090%, 7–16–14 (C)	3,000	3,000
BMW U.S. Capital LLC (GTD by BMW AG): 0.090%, 7–10–14 (C)	5,000	5,000
0.090%, 7–14–14 (C)	5,000	5,000
BorgWarner, Inc., 0.270%, 7–16–14 (C)	4,000	4,000
Clorox Co. (The), 0.210%, 7–17–14 (C)	8,000	7,999
Danaher Corp., 0.090%, 7–9–14 (C)	10,000	9,999
Exxon Mobil Corp., 0.060%, 7–10–14 (C)	5,000	5,000
John Deere Capital Corp., 0.090%, 7–15–14 (C)	7,000	7,000
NBCUniversal Enterprise, Inc., 0.230%, 7–11–14 (C)	4,000	4,000
PACCAR Financial Corp. (GTD by PACCAR, Inc.), 0.090%, 7–18–14 (C)	8,200	8,200
Roche Holdings, Inc., 0.090%, 8–7–14 (C)	10,000	9,999
Total Capital Canada Ltd. (GTD by Total S.A.), 0.100%, 7–10–14 (C)	7,000	7,000
United Technologies Corp., 0.070%, 7–1–14 (C)	4,277	4,277
USAA Capital Corp., 0.060%, 7–1–14 (C)	4,000	4,000
Wal-Mart Stores, Inc., 0.060%, 7–14–14 (C)	22,000	21,998

		108,472

Master Note – 0.0%
Toyota Motor Credit Corp., 0.104%, 7–2–14 (D)	1,624	1,624

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government): 0.110%, 7–7–14 (D)	5,056	5,057
0.110%, 7–7–14 (D)	923	931

		5,988

TOTAL SHORT-TERM SECURITIES – 2.4%		$116,084
(Cost: $116,076)

TOTAL INVESTMENT SECURITIES – 99.9%		$4,902,513
(Cost: $4,084,464)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		2,839

NET ASSETS – 100.0%		$4,905,352

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at June 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following written options were outstanding at June 30, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Alkermes plc	Societe Generale Bank	Put	2,952	July 2014	$42.00	$399	$(74)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,783,013	$—	$—
Purchased Options	168	3,248	—
Short-Term Securities	—	116,084	—
Total	$4,783,181	$119,332	$—
Liabilities
Written Options	$—	$74	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:
Cost	$4,084,464

Gross unrealized appreciation	901,065
Gross unrealized depreciation	(83,016)
Net unrealized appreciation	$818,049

SCHEDULE OF INVESTMENTS Ivy Money Market Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Bank of America N.A.: 0.210%, 7–15–14	$2,200	$2,200
0.170%, 8–20–14	4,000	4,000
0.200%, 9–24–14	2,300	2,300
Citibank N.A.: 0.170%, 9–4–14	6,000	6,000
0.170%, 10–1–14	1,000	1,000
JPMorgan Chase Bank N.A., 0.350%, 2–3–15	1,000	1,000
Toyota Motor Credit Corp., 0.200%, 7–25–14 (A)	4,000	4,000

Total Certificate Of Deposit – 12.9%		20,500
Commercial Paper
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 0.110%, 9–2–14 (B)	1,000	1,000
Bank of Nova Scotia (The), 0.160%, 8–5–14 (B)	1,500	1,500
COFCO Capital Corp. (GTD by Rabobank Nederland), 0.170%, 7–15–14 (B)	2,000	2,000
Corporacion Andina de Fomento, 0.170%, 7–1–14 (B)	1,500	1,500
Essilor International S.A., 0.130%, 8–18–14 (B)	500	500
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc): 0.170%, 9–3–14 (B)	3,800	3,799
0.200%, 10–2–14 (B)	1,500	1,499
ICICI Bank Ltd. (GTD by Wells Fargo Bank N.A.): 0.190%, 7–22–14 (B)	750	750
0.180%, 7–28–14 (B)	2,000	1,999
0.190%, 7–28–14 (B)	450	450
0.190%, 9–25–14 (B)	500	500
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia), 0.170%, 7–15–14 (B)	859	859
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia), 0.190%, 7–31–14 (B)	4,000	3,999
River Fuel Trust #1 (GTD by Bank of Nova Scotia), 0.170%, 7–1–14 (B)	1,500	1,500
St. Jude Medical, Inc.: 0.180%, 7–25–14 (B)	500	500
0.250%, 8–25–14 (B)	1,000	1,000
0.210%, 8–28–14 (B)	2,500	2,499
0.250%, 12–17–14 (B)	2,600	2,597
Unilever N.V. (GTD by Unilever plc), 0.180%, 9–8–14 (B)	500	500
United Technologies Corp., 0.070%, 7–1–14 (B)	485	485
USAA Capital Corp., 1.050%, 9–30–14 (B)	250	250
Wisconsin Electric Power Co., 0.180%, 7–8–14 (B)	1,500	1,500
Wisconsin Gas LLC, 0.110%, 7–10–14 (B)	750	750

Total Commercial Paper – 20.1%		31,936
Master Note
Toyota Motor Credit Corp., 0.104%, 7–2–14 (A)	342	342

Total Master Note – 0.2%		342

Notes
American Honda Finance Corp.: 0.230%, 9–12–14 (A)	6,150	6,150
1.850%, 9–19–14	900	903
3.500%, 3–16–15	250	256
American Honda Finance Corp. (GTD by Honda Motor Co.), 0.246%, 7–17–14 (A)	1,200	1,200
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB): 0.590%, 7–14–14 (A)	3,600	3,600
1.500%, 7–14–14	1,112	1,113
Banco del Estado de Chile: 0.340%, 7–1–14 (A)	2,000	2,000
0.360%, 7–24–14 (A)	5,200	5,200
0.370%, 9–21–14 (A)	1,700	1,700
Bank of Nova Scotia (The): 0.250%, 7–1–14 (A)	1,450	1,450
0.220%, 7–23–14 (A)	2,000	2,000
0.220%, 7–23–14 (A)	1,400	1,400
3.400%, 1–22–15	1,006	1,023
Baxter International, Inc., 0.400%, 9–11–14 (A)	2,050	2,051
BHP Billiton Finance (USA) Ltd., 1.000%, 2–24–15	890	894
BHP Billiton Finance (USA) Ltd. (GTD by BHP Billiton Ltd.), 1.125%, 11–21–14	547	549
Caterpillar Financial Services Corp., 1.125%, 12–15–14	570	572
Caterpillar, Inc., 0.950%, 6–26–15	713	717
General Electric Capital Corp., 0.620%, 7–1–14 (A)	500	501
John Deere Capital Corp., 0.330%, 7–8–14 (A)	300	300
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.), 0.050%, 7–7–14 (A)	760	760
JPMorgan Chase & Co.: 0.310%, 7–21–14 (A)	1,250	1,250
0.350%, 9–8–14 (A)	3,550	3,550
PACCAR Financial Corp., 1.550%, 9–29–14	1,050	1,054
Rabobank Nederland: 0.250%, 7–13–14 (A)	2,200	2,200
0.300%, 8–12–14 (A)	1,000	1,000
Target Corp., 0.400%, 7–18–14 (A)	2,265	2,265
Toyota Motor Credit Corp., 0.400%, 7–23–14 (A)	500	501
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.), 0.150%, 7–7–14 (A)	1,100	1,100
Wells Fargo & Co.: 3.750%, 10–1–14	2,200	2,218
1.250%, 2–13–15	1,000	1,006
Wells Fargo Bank N.A.: 0.320%, 7–21–14 (A)	2,000	2,000
0.280%, 9–10–14 (A)	1,500	1,500
0.320%, 9–15–14 (A)	1,800	1,800

Total Notes – 35.1%		55,783

TOTAL CORPORATE OBLIGATIONS – 68.3%		$108,561
(Cost: $108,561)

MUNICIPAL OBLIGATIONS
California – 1.9%
CA GO Bonds, Ser 2005A3 (GTD by Bank of America N.A.), 0.060%, 7–7–14 (A)	1,570	1,570
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by U.S. Government), 0.070%, 7–7–14 (A)	700	700
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.), 0.050%, 7–7–14 (A)	795	795

		3,065

Colorado – 2.3%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.), 0.080%, 7–7–14 (A)	750	750
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.), 0.080%, 7–7–14 (A)	2,700	2,700
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.), 0.100%, 7–7–14 (A)	250	250

		3,700

Georgia – 4.2%
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co. Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Co.), 0.050%, 7–1–14 (A)	1,618	1,618
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), 0.110%, 7–15–14	1,065	1,065
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by Wells Fargo Bank N.A.), 0.150%, 7–28–14	4,000	4,000

		6,683

Kansas – 2.4%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004, 0.040%, 7–1–14 (A)	3,760	3,760

Louisiana – 2.5%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.), 0.040%, 7–1–14 (A)	2,911	2,911
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.), 0.040%, 7–1–14 (A)	1,000	1,000

		3,911

Maryland – 1.2%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank), 0.120%, 7–7–14 (A)	1,915	1,915

Michigan – 0.9%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)), 0.040%, 7–1–14 (A)	1,500	1,500

Mississippi – 1.1%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.), 0.020%, 7–1–14 (A)	700	700
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.), 0.020%, 7–1–14 (A)	210	210
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser E (GTD by Chevron Corp.), 0.030%, 7–1–14 (A)	812	812

		1,722

Missouri – 0.6%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.), 0.120%, 7–7–14 (A)	950	950

New York – 1.9%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corp.), 0.080%, 7–7–14 (A)	2,000	2,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2014A, 0.060%, 7–7–14 (A)	750	750
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.), 0.080%, 7–7–14 (A)	261	261

		3,011

Ohio – 0.3%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006, 0.050%, 7–7–14 (A)	450	450

Texas – 4.8%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.060%, 7–7–14 (A)	2,340	2,340
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.), 0.040%, 7–1–14 (A)	2,925	2,925
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.040%, 7–1–14 (A)	2,300	2,300

		7,565

Wisconsin – 0.9%
Ladysmith, WI, Var Rate Demand Indl Dev Rev Bonds (Indeck Ladysmith LLC Proj), Ser 2009A (GTD by Wells Fargo Bank N.A.), 0.200%, 7–7–14 (A)	1,465	1,465

Wyoming – 1.7%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.), 0.030%, 7–1–14 (A)	2,783	2,783

TOTAL MUNICIPAL OBLIGATIONS – 26.7%		$42,480
(Cost: $42,480)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Overseas Private Investment Corp. (GTD by U.S. Government): 0.110%, 7–2–14 (A)	2,000	2,000
0.110%, 7–2–14 (A)	1,368	1,368
0.110%, 7–2–14 (A)	1,000	1,000
0.110%, 7–4–14 (A)	2,254	2,254
0.120%, 7–7–14 (A)	750	750
Totem Ocean Trailer Express, Inc. (GTD by U.S. Government), 0.480%, 7–15–14 (A)	423	424

Total United States Government Agency Obligations – 4.9%		7,796

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 4.9%		$7,796
(Cost: $7,796)

TOTAL INVESTMENT SECURITIES – 99.9%		$158,837
(Cost: $158,837)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		120

NET ASSETS – 100.0%		$158,957

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets or the next demand date.

(B)	Rate shown is the yield to maturity at June 30, 2014.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$108,561	$—
Municipal Obligations	—	42,480	—
United States Government Agency Obligations	—	7,796	—
Total	$—	$158,837	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$158,837

Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Ivy Municipal Bond Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 1.6%
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008, 6.750%, 7–1–33	$500	$577
The Spl Care Fac Fin Auth of Birmingham – Children’s Hosp, Hlth Care Fac Rev Bonds, Ser 2009, 6.000%, 6–1–39	750	865
Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A, 5.125%, 1–1–34	750	833

		2,275

Arizona – 1.6%
AZ Cert of Part, Ser 2010A (Insured by AGM), 5.250%, 10–1–26	1,000	1,118
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008, 6.625%, 7–15–25	500	597
Univ Med Ctr Corp. (Tucson, AZ), Hosp Rev Bonds, Ser 2009, 6.500%, 7–1–39	500	582

		2,297

California – 14.2%
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 D-1 Index Rate Bonds, 0.953%, 4–1–45 (A)	1,000	1,010
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1, 1.160%, 4–1–45 (A)	1,500	1,509
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part, 5.500%, 2–1–39	460	480
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B, 5.250%, 6–1–23	415	454
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A, 5.000%, 10–1–22	375	399
CA Statewide Cmnty Dev Auth, Insd Rev Bonds (Henry Mayo Newhall Mem Hosp), Ser 2007A, 5.000%, 10–1–37	500	570
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine LLC), Ser 2011, 5.000%, 5–15–21	1,195	1,372
CA Various Purp GO Bonds:
5.250%, 9–1–26	1,500	1,780
5.250%, 10–1–29	500	578
6.500%, 4–1–33	1,000	1,221
6.000%, 11–1–39	500	601
CA Various Purp GO Rfdg Bonds, 5.000%, 2–1–33	2,000	2,251
Cnty of Sacramento, Arpt Sys Sub and PFC/Grant Rev Bonds, Ser 2009, 5.125%, 7–1–25	500	544

Contra Costa Trans Auth, Sales Tax Rev Bonds (Ltd. Tax Bonds), Ltd. Tax Rfdg Bonds, Ser 2012A, 0.471%, 3–1–34 (A)	1,000	1,001
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A, 5.000%, 6–1–30	1,000	1,122
La Quinta Redev Proj Areas No. 1 and 2, Tax Alloc Rfdg Bonds, Ser 2014A, 5.000%, 9–1–34	750	832
Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009F, 5.000%, 1–1–34	500	561
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A, 5.000%, 8–1–21	250	294
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part, 6.750%, 11–1–39	250	262
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 5.250%, 10–1–20	570	652
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, Ser 2010E, 6.000%, 10–1–25	445	503
Riverside Cmnty College Dist, Riverside Cnty, CA, Election of 2004, GO Bonds, Ser 2004A (Insured by NPFGC), 5.500%, 8–1–29	200	201
San Jose, CA Arpt Rev Bonds, Ser 2011A-1, 5.250%, 3–1–21	500	588
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B, 6.000%, 7–1–27	500	596
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
5.250%, 10–1–24	500	585
5.000%, 12–1–24	500	576
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A, 0.000%, 8–1–31 (B)	150	70
Vernon Elec Sys Rev Bonds, Ser 2012A, 5.500%, 8–1–41	315	342

		20,954

Colorado – 2.6%
Adams 12 Five Star Sch, Adams and Broomfield Cnty, CO Cert of Part, Ser 2008, 5.000%, 12–1–25	500	572
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010, 5.000%, 12–1–23	500	567
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds, Ser 2009A (Insured by FHA/VA), 5.500%, 11–1–29	335	347
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008, 6.000%, 12–1–28	500	607
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008, 6.125%, 12–1–30	500	530
Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012, 5.000%, 12–1–36	300	309

Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	750	865

		3,797

Connecticut – 1.0%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D, 5.000%, 6–15–22	370	421
CT GO Bonds, Ser 2012D, 0.980%, 9–15–19 (A)	1,000	1,009

		1,430

District Of Columbia – 1.7%
DC GO Rfdg Bonds, Ser 2008F (Insured by BHAC), 5.000%, 6–1–19	1,000	1,158
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009, 6.375%, 10–1–39	750	836
Metro WA Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C, 0.000%, 10–1–41 (B)	500	554

		2,548

Florida – 6.2%
Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B, 7.000%, 4–1–39	500	578
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009, 6.750%, 11–1–39	500	550
Citizens Ppty Ins Corp., Sr Secured Rev Bonds, Ser 2010A-1, 5.250%, 6–1–17	400	451
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A, 5.625%, 8–15–29	555	656
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B, 8.000%, 8–15–32	600	801
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A, 5.500%, 10–1–36	500	559
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10–1–23	500	572
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B, 6.250%, 7–1–26	500	591
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM), 5.250%, 10–1–22	500	606
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC), 5.000%, 10–1–17	500	567
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10–1–34	500	607
Pinellas Cnty Edu Fac Auth, Rev Rfdg Prog Bonds (Barry Univ Proj), Ser 2012, 5.250%, 10–1–30	750	802
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A, 5.750%, 7–1–20	500	567
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A, 5.875%, 8–1–40	500	538

Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011, 5.250%, 10–15–22	500	582

		9,027

Georgia – 0.4%
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D, 5.750%, 1–1–20	500	590

Hawaii – 0.8%
HI Arpt Sys Rev Bond, Rfdg Ser 2011, 5.000%, 7–1–21	1,000	1,173

Illinois – 3.9%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A, 5.000%, 5–1–26	195	196
Build IL Sales Tax Rev Bonds, Ser 2011, 5.000%, 6–15–27	500	560
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4–1–39	500	536
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B, 5.500%, 7–1–19	500	579
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb LLC – Northn IL Univ Proj), Ser 2011, 5.750%, 10–1–21	395	435
IL GO Bonds, Ser 2012A, 4.000%, 1–1–23	1,250	1,295
IL Sales Tax Rev Bonds (Jr Oblig), Series 2013, 5.000%, 6–15–26	300	347
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A, 5.000%, 1–1–35	1,100	1,212
State of IL GO Bonds, 5.500%, 7–1–26	500	571

		5,731

Indiana – 1.1%
East Chicago Elem Sch Bldg Corp. (Lake Cnty, IN), First Mtg Bonds, Ser 1993A, 5.500%, 1–15–16	85	85
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008, 6.000%, 1–15–17	345	349
IN Fin Auth, Fac Rev Rfdg Bonds (Miami Correctional Fac – Phase II), Ser 2008C, 5.000%, 7–1–17	500	567
Mt. Vernon Sch Bldg Corp. of Hancock Cnty, IN, First Mtg Bonds, Ser 2007 (Insured by AGM):
5.250%, 1–15–32	370	397
5.250%, 1–15–32	130	150

		1,548

Iowa – 1.2%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008, 6.000%, 6–1–34	1,000	1,069
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012, 5.000%, 9–1–33	750	713

		1,782

Kansas – 1.2%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	500	547

Shawnee Cnty, KS Cert of Part (First Responders Comm Proj), Ser 2012, 5.000%, 9–1–24	1,050	1,172

		1,719

Kentucky – 2.0%
Cmnwlth of KY, State Ppty and Bldg Comsn, Rev and Rev Rfdg Bonds, Proj No. 90, 5.750%, 11–1–19	500	596
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
5.500%, 6–1–21	500	575
6.500%, 3–1–45	675	762
Louisville Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2008A, 5.250%, 7–1–28	500	578
Tpk Auth of KY, Econ Dev Road Rev Bonds (Revitalization Proj), Ser 2008A, 5.000%, 7–1–16	330	361

		2,872

Louisiana – 3.3%
LA Citizens Prop Ins Corp., Assmt Rev Rfdg Bonds, Ser 2012, 5.000%, 6–1–24	500	571
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B, 6.000%, 10–1–44	750	857
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1, 6.000%, 1–1–23	500	575
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM), 5.000%, 12–1–26	1,500	1,676
Rgnl Transit Auth, New Orleans, LA, Sales Tax Rev Bonds, Ser 2010 (Insured by AGM), 5.000%, 12–1–22	1,000	1,142

		4,821

Maryland – 1.1%
MD Econ Dev Corp., Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006, 6.200%, 9–1–22	500	599
MD Hlth and Higher Edu Fac Auth Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D, 0.931%, 5–15–38 (A)	1,000	1,004

		1,603

Massachusetts – 0.9%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 6.375%, 7–1–30	500	547
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009, 6.000%, 1–1–28	275	294
MA Port Auth, PFC Rev Rfdg Bonds, Ser 2010-E, 5.000%, 7–1–15	500	524

		1,365

Michigan – 2.4%
Kalamazoo Hosp Fin Auth, Hosp Rev Rfdg Bonds (Bronson Methodist Hosp), Ser 2003A, 5.000%, 5–15–26	500	535
MI Fin Auth, Rev Bonds (Detroit Sch Dist), Ser 2011, 5.500%, 6–1–21	1,000	1,152
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009, 5.750%, 11–15–39	750	812

State Bldg Auth, MI, 2006 Rev Rfdg Bonds (Fac Prog), Ser IA (Insured by FGIC), 0.000%, 10–15–22 (B)	1,000	725
State Bldg Auth, MI, 2008 Rev Rfdg Bonds (Fac Prog), Ser I, 5.000%, 10–15–18	305	353

		3,577

Minnesota – 0.4%
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D, 5.000%, 1–1–20	500	576

Mississippi – 0.6%
The Univ of Southn MS, S.M. Edu Bldg Corp., Rev Bonds (Campus Fac Impvt Proj), Ser 2009, 5.375%, 9–1–36	750	825

Missouri – 3.4%
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004, 6.250%, 3–1–24	200	200
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A, 6.125%, 12–1–36	175	147
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009, 5.625%, 5–15–39	750	803
Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011, 5.500%, 2–15–31	750	807
Platte Cnty R-III Sch Dist Bldg Corp., Leasehold Rfdg and Impvt Rev Bonds, Ser 2008, 5.000%, 3–1–28	340	376
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009, 6.750%, 6–15–35	500	522
St. Louis Cnty, MO Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012, 5.000%, 9–1–32	1,120	1,185
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C, 6.000%, 9–1–24 (C)	474	33
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	205	212
The Indl Dev Auth of St. Joseph, MO, Spl Oblig Rev Bonds (St. Joseph Sewage Sys Impvt Proj), Ser 2007, 4.375%, 4–1–18	100	108
The Indl Dev Auth of St. Louis, MO, Sr Living Fac Rev Bonds (Friendship Vlg of West Cnty), Ser 2007A, 5.500%, 9–1–28	500	514

		4,907

Nevada – 0.9%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	500	577
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008:
6.000%, 12–1–16	75	83
6.250%, 12–1–17	270	309
6.500%, 12–1–18	290	343

		1,312

New Hampshire – 0.7%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7–1–41	150	165
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA), 7.000%, 4–1–38	500	586
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2008, 6.000%, 7–1–38	320	329

		1,080

New Jersey – 5.3%
Casino Reinvestment Dev Auth, Hotel Room Fee Rev Bonds, Ser 2004 (Insured by AMBAC), 5.250%, 1–1–19	640	663
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty LLC – Montclair St Univ Student Hsng Proj), Ser 2010A, 5.750%, 6–1–31	850	930
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2005O, 5.125%, 3–1–30	250	258
NJ Econ Dev Auth, Sch Fac Constr Notes, Ser 2012H, 0.960%, 2–1–17 (A)	2,000	2,018
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE, 5.250%, 9–1–24	500	571
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1, 5.000%, 12–1–19	500	569
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A, 5.625%, 7–1–37	500	546
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A, 5.500%, 7–1–38	500	540
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR), 5.500%, 12–15–22	500	607
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2003B-2, 5.000%, 12–15–16	500	552
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12–1–21	435	526

		7,780

New Mexico – 0.1%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D (Insured by GNMA/FNMA/FHLMC), 6.000%, 1–1–37	35	37
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC), 5.250%, 7–1–30	65	67

		104

New York – 7.2%
Metro Trans Auth, Trans Rev Bonds, Ser 2014C, 5.000%, 11–15–36	1,500	1,663
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowak Power Corp. Proj), Ser 1985A (Insured by AMBAC), 0.374%, 12–1–23 (A)	1,380	1,292
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co. of NY, Inc. Proj), Sub Ser 1999A-1 (Insured by AMBAC), 0.088%, 5–1–34 (A)	2,000	1,710

NYC GO Bonds, Fiscal 2014 Ser G, 5.000%, 8–1–30	1,000	1,141
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2009K, 4.950%, 11–1–39	415	432
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	500	348
0.000%, 3–1–26 (B)	500	326
0.000%, 3–1–27 (B)	500	309
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Series 2013I, 5.000%, 5–1–29	400	463
Port Auth of NY & NJ Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC), 5.750%, 11–1–30	500	567
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A, 7.250%, 1–1–20	80	80
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B, 7.625%, 1–1–30	455	455
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE, 5.000%, 12–15–31	1,500	1,751

		10,537

North Carolina – 1.0%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C, 6.000%, 1–1–19	235	258
NC Med Care Comsn, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E-2, 6.000%, 12–1–36	500	512
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A, 0.000%, 1–1–37 (B)	500	187
Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009, 6.000%, 6–1–34	500	559

		1,516

Ohio – 1.0%
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010, 5.750%, 12–1–30	500	552
OH Major New State Infra Proj Rev Bonds, Ser 2008-I, 6.000%, 6–15–17	395	454
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (NW OH Bond Fund) (Midwest Terminals Proj), Ser 2007C, 6.000%, 11–15–27	410	438

		1,444

Oklahoma – 0.8%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B, 5.750%, 3–1–29	110	113
Grand River Dam Auth, Rev Bonds, Ser 2008A (Insured by BHAC), 5.000%, 6–1–18	905	1,044
Tulsa Pub Fac Auth, Assembly Ctr Lease Payment Rev Bonds, Rfdg Ser 1985, 6.600%, 7–1–14	50	50

		1,207

Oregon – 0.2%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A, 5.500%, 7–15–35	250	269

Pennsylvania – 4.3%
Allegheny Cnty Arpt Auth, Arpt Rev Rfdg Bonds (Pittsburg Intl Arpt), Ser 2010A, 5.000%, 1–1–17	250	277
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012, 3.000%, 1–1–17	895	907
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A, 6.000%, 6–1–36	600	664
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A, 5.750%, 7–1–39	500	530
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011, 6.000%, 10–1–26	500	559
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D, 5.500%, 12–1–41	750	819
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B-2, 0.000%, 12–1–28 (B)	1,500	1,564
Philadelphia Auth Indl Dev Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011, 7.250%, 12–15–31	400	438
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM), 5.250%, 12–15–24	445	488

		6,246

Puerto Rico – 2.3%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A, 5.500%, 7–1–21	500	427
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A, 5.500%, 7–1–39	1,250	881
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A (Sr Lien), 6.000%, 7–1–38	500	338
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.750%, 7–1–36	750	332
PR Elec Power Auth, Power Rev Bonds, Ser ZZ, 5.250%, 7–1–24	1,000	443
PR Elec Power Auth, Power Rev Rfdg Bonds, Ser DDD, 5.000%, 7–1–21	1,000	443
PR Pub Fin Corp. (Cmnwlth Approp Bonds), 2011 Ser B, 5.500%, 8–1–31	250	152
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A, 0.000%, 8–1–33 (B)	500	295

		3,311

Rhode Island – 0.4%
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A, 5.250%, 12–1–18	525	579

Tennessee – 0.4%
The Hlth, Edu and Hsng Fac Board of Shelby, TN, Rev Bonds (Methodist Le Bonheur Hlthcare), Ser 2008C, 5.250%, 6–1–18	500	571

Texas – 10.2%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC), 5.000%, 8–15–18	300	340
Board of Regents, TX State Univ Sys, Rev Fin Sys Rev Bonds, Ser 2008, 5.250%, 3–15–19	355	408
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A, 9.250%, 3–1–24	500	621
Clifton Higher Edu Fin Corp., Edu Rev Bonds (IDEA Pub Sch), Ser 2011, 5.750%, 8–15–41	500	544
El Paso, TX (El Paso Cnty), Water and Sewer Rev Rfdg Bonds, Ser 2008C, 5.000%, 3–1–17	500	558
Harris Cnty Cultural Edu Fac Fin Corp., Med Fac Rev Rfdg Bonds (Baylor College of Medicine), Ser 2008D, 5.000%, 11–15–16	200	219
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008, 6.000%, 2–15–33	500	502
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A, 6.500%, 5–15–31	1,000	1,174
Houston, TX Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A, 5.000%, 7–1–32	500	538
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds (SIFMA Index Floating Rate Bonds), Ser 2012C, 0.660%, 5–15–34 (A)	500	502
Howard Cnty, TX GO Bonds, Ser 2008, 4.650%, 2–15–24	505	528
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A, 5.750%, 5–15–23	500	579
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011, 5.625%, 12–1–17	505	529
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008A, 6.000%, 1–1–25	500	568
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D, 0.000%, 1–1–30 (B)	1,000	503
Prosper, TX (Collin Cnty), Combination Tax and Rev Cert of Oblig, Ser 2008, 5.500%, 2–15–20	500	567
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (NW Sr Hsng Corp. – Edgemere Proj), Ser 2006A, 6.000%, 11–15–36	500	515
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.625%, 11–15–27	250	257
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008, 5.750%, 2–1–26	325	373
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012, 5.000%, 12–15–16	1,000	1,088
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	500	587
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010, 7.500%, 6–30–33	750	923

TX Trans Comsn Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012-B, 1.250%, 8–15–42 (A)	2,500	2,509

		14,932

Utah – 0.5%
Midvale, UT Muni Bldg Auth Lease Rev Bonds (City Hall Proj), Ser 2012:
2.000%, 10–15–16	195	200
2.000%, 10–15–17	465	477

		677

Virgin Islands – 1.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Cruzan Proj), Ser 2009A, 6.000%, 10–1–39	500	532
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A, 5.000%, 10–1–25	1,000	1,068

		1,600

Virginia – 0.6%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C, 7.500%, 7–1–29	500	578
VA Pub Bldg Auth, Pub Fac Rev Bonds, Ser 2008B, 5.250%, 8–1–22	250	288

		866

Washington – 0.7%
WA Hlth Care Fac Auth, Rev Bonds (Swedish Hlth Svc), Ser 2009A, 6.500%, 11–15–33	500	512
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C, 5.500%, 8–15–36	500	517

		1,029

West Virginia – 0.6%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A, 6.500%, 10–1–31	300	332
WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Oblig Group), Ser 2009C, 5.500%, 6–1–39	500	538

		870

Wisconsin – 1.2%
Milwaukee Cnty, WI, Arpt Rev Rfdg Bonds, Ser 2010B, 5.000%, 12–1–19	1,000	1,159
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009, 6.625%, 2–15–39	500	583

		1,742

Wyoming – 0.4%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.250%, 1–1–23	500	565

TOTAL MUNICIPAL BONDS – 91.5%		$133,654
(Cost: $125,894)

SHORT-TERM SECURITIES
Commercial Paper – 3.0%
Exxon Mobil Corp., 0.050%, 7–1–14 (D)	3,859	3,859

United Technologies Corp., 0.070%, 7–1–14 (D)	475	475

		4,334

Master Note – 2.3%
Toyota Motor Credit Corp., 0.104%, 7–2–14 (E)	3,426	3,426

Municipal Obligations – 2.7%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America N.A.), 0.030%, 7–1–14 (E)	1,000	1,000
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.), 0.050%, 7–7–14 (E)	2,000	2,000
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012A (GTD by U.S. Bank N.A.), 0.030%, 7–1–14 (E)	900	900

		3,900

TOTAL SHORT-TERM SECURITIES – 8.0%		$11,660
(Cost: $11,660)

TOTAL INVESTMENT SECURITIES – 99.5%		$145,314
(Cost: $137,554)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		766

NET ASSETS – 100.0%		$146,080

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at June 30, 2014.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$131,859	$1,795
Short-Term Securities	—	11,660	—
Total	$—	$143,519	$1,795

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 4-1-14	$1,711
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—	*
Purchases	—
Sales	—
Amortization/Accretion of premium/discount	—	*
Transfers into Level 3 during the period	84
Transfers out of Level 3 during the period	—
Ending Balance 6-30-14	$1,795
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-14	$—	*

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Municipal Bonds	$1,795	Broker	Broker quotes

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BHAC = Berkshire Hathaway Assurance Corporation

CR = Custodial Receipts

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

NPFGC = National Public Finance Guarantee Corp.

VA = Department of Veterans Affairs

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$137,554

Gross unrealized appreciation	10,845
Gross unrealized depreciation	(3,085)
Net unrealized appreciation	$7,760

SCHEDULE OF INVESTMENTS Ivy Municipal High Income Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.8%
AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012-A, 5.000%, 6–1–21	$1,000	$1,166
Fairfield, AL GO Warrants, Ser 2012, 6.000%, 6–1–37	8,485	8,882

		10,048

Alaska – 0.7%
Northn Tob Securitzation Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds, 5.000%, 6–1–46	11,500	8,696

Arizona – 4.0%
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison LLC Expansion Proj), Ser 2008, 8.000%, 5–1–25	7,500	8,653
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A, 6.125%, 12–15–34	1,315	1,318
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Sch – Pima Proj), Tax-Exempt Ser 2014A, 7.000%, 12–15–43	1,500	1,568
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A: 6.000%, 12–1–27	2,390	2,574
6.250%, 12–1–42	2,150	2,272
6.250%, 12–1–46	1,000	1,055
Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A, 6.125%, 9–1–34	500	501
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011, 7.875%, 3–1–42	3,500	4,058
La Paz Cnty, AZ, Indl Dev Auth, Indl Dev Rev Sr Lien, Imperial Rgnl Detention Fac Proj, 7.800%, 10–1–39	25,000	26,289

		48,288

California – 8.1%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A, 6.750%, 7–1–39	4,000	4,491
CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B, 6.000%, 9–1–30	2,170	2,291
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A, 5.250%, 6–1–36	1,150	1,105
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.750%, 10–1–39	1,505	1,724
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Taxable Ser 2009B, 8.000%, 10–1–22	400	452
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A, 5.000%, 10–1–42	1,200	1,173

CA Statewide Cmnty Dev Auth, Rev Bonds (Lancer Plaza Proj), Ser 2013: 5.625%, 11–1–33	1,400	1,445
5.875%, 11–1–43	1,890	1,950
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009, 6.625%, 11–15–24	2,490	2,860
CA Statewide Cmnty Dev Auth, Rev Bonds (Thomas Jefferson Sch of Law), Ser 2008A: 7.250%, 10–1–32	3,400	2,050
7.250%, 10–1–38	5,000	3,013
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010: 6.000%, 7–1–40	7,365	7,549
6.350%, 7–1–46	250	259
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southrn CA Presbyterian Homes), Ser 2009: 7.000%, 11–15–29	2,000	2,305
7.250%, 11–15–41	6,000	6,913
CA Various Purp GO Bonds, 6.000%, 4–1–35	500	593
Cert of Part, Oro Grande Elem Sch Dist, Ser 2013, 5.125%, 9–15–42	2,760	2,876
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1, 5.125%, 6–1–47	5,140	3,753
Inland Empire Tob Securitization Auth, Tob Stlmt Asset-Bkd Bonds (Inland Empire Tob Securitization Corp.), Ser 2007, 4.625%, 6–1–21	4,085	3,883
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part: 6.750%, 11–1–39	4,935	5,168
6.000%, 11–1–41	3,000	3,063
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds, 8.000%, 8–1–38	100	109
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011: 8.000%, 12–1–26	1,400	1,720
8.000%, 12–1–31	9,400	11,353
San Jose, CA Arpt Rev Bonds, Ser 2011A-1, 5.250%, 3–1–34	2,500	2,699
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012, 6.000%, 9–1–42	8,000	9,018
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds, 5.000%, 6–1–37	17,395	14,147

		97,962

Colorado – 3.8%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008, 6.000%, 10–1–40	8,910	9,267
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010, 6.125%, 10–1–40	5,000	5,386

CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A, 7.400%, 12–1–38	85	95
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008, 7.000%, 11–15–38	230	255
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	1,000	1,052
CO High Performance Trans Enterprise, U.S. 36 andI–25 Managed Lanes Sr Rev Bonds, Ser 2014, 5.750%, 1–1–44	3,250	3,343
CO Hlth Fac Auth Rev Bonds (CO Sr Residences Proj), Ser 2012:
6.750%, 6–1–32	2,610	2,719
7.125%, 6–1–47	3,000	3,161
CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A, 6.250%, 11–15–40	1,250	1,359
Kremmling Mem Hosp Dist Proj, Ser 2010, 7.125%, 12–1–45	4,345	3,673
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008, 6.200%, 12–1–37	3,500	3,689
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	3,000	3,458
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd. Tax Bonds, Ser 2006, 5.750%, 12–1–36	4,204	3,547
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd. Tax Rfdg and Impvt Bonds, Ser 2007, 5.250%, 12–1–37	3,717	3,599
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd. Tax Rfdg Bonds, Ser 2007, 6.200%, 12–1–34	1,516	1,535

		46,138

Connecticut – 0.6%
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A, 7.875%, 4–1–39	2,000	2,334
Stamford, CT Spl Oblig Rev Bonds (Mill River Corridor Proj), Ser 2011A, 7.000%, 4–1–41	5,000	5,424

		7,758

Delaware – 0.6%
DE Econ Dev Auth, Exempt Fac Rev Bonds (Indian River Power LLC Proj), Ser 2010, 5.375%, 10–1–45	7,000	7,389

District Of Columbia – 0.1%
Metro WA Arpts Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B, 0.000%, 10–1–44 (A)	1,000	969

Florida – 4.0%
Alachua County, FL, Hlth Fac Auth Rev Bonds (East Ridge Ret Village, Inc.), Ser 2014:
6.000%, 11–15–34	1,000	1,050
6.250%, 11–15–44	1,000	1,057
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	820	909
6.750%, 11–1–39	1,825	2,008

Cap Trust Agy, First Mtg Rev Bonds (Silver Creek St. Augustin Proj), Ser 2014A, 8.250%, 1–1–49	3,000	3,025
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011, 7.750%, 1–1–41	5,685	5,876
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 9–15–40	4,000	4,041
6.125%, 6–15–43	5,500	5,309
FL Dev Fin Corp., Taxable Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2012B, 7.500%, 6–15–18	1,400	1,402
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012, 6.500%, 10–1–47	6,000	6,391
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10–1–25	1,000	1,112
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A:
7.250%, 10–1–34	4,200	5,103
7.250%, 10–1–40	4,800	5,779
Osceola Cnty, Expressway Sys Rev Bonds (Poinciana Prkwy Proj), Ser 2014A, 5.375%, 10–1–47	2,000	2,059
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A, 6.000%, 8–1–45	3,000	3,230

		48,351

Guam – 0.9%
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A:
6.625%, 12–1–30	1,400	1,552
6.875%, 12–1–40	3,500	3,881
Govt of GU, GO Bonds, Ser 2009A:
5.750%, 11–15–14	15	15
7.000%, 11–15–39	5,000	5,444

		10,892

Hawaii – 0.6%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A, 9.000%, 11–15–44	4,200	4,920
Kaua’I Cmnty Fac Dist No. 2008–1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012, 5.750%, 5–15–42	2,000	2,045

		6,965

Idaho – 0.1%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A:
6.250%, 7–1–40	1,000	1,031
6.250%, 7–1–45	550	562

		1,593

Illinois – 10.2%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A, 5.700%, 5–1–36	4,160	4,196
Cert of Part, Metra Market of Chicago LLC Redev Proj, Ser A, 6.870%, 2–15–24	1,300	1,335
Chicago Midway Arpt, Second Lien Rev and Rev Rfdg Bonds, Ser 2014B, 5.000%, 1–1–35	4,500	4,884
Chicago Midway Arpt, Second Lien Rev Rfdg Bonds, Ser 2013B, 5.000%, 1–1–35	3,000	3,254

Chicago Multi-Fam Hsng Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013, 6.125%, 12–1–43	6,000	5,588
Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A, 5.750%, 1–1–39	1,000	1,129
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A, 8.000%, 12–1–28	305	323
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012, 5.625%, 5–15–42	5,300	5,385
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4–1–44	10,000	10,687
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A:
8.000%, 5–15–40	15,000	14,966
8.000%, 5–15–46	6,500	6,448
IL Fin Auth, Rev Bonds (Navistar Intl Corp. Proj), Ser 2010, 6.500%, 10–15–40	10,500	10,731
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009, 7.000%, 8–15–44	7,000	7,861
IL Fin Auth, Rev Bonds (Three Crowns Park Proj), Ser 2006A:
5.875%, 2–15–26	1,000	1,014
5.875%, 2–15–38	3,000	3,013
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009, 7.875%, 3–1–32	500	528
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010, 7.500%, 3–1–32	1,500	1,571
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville-Carlyle/Green Mount Redev Proj), Ser 2011A, 7.000%, 7–1–41	6,000	6,376
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008, 7.000%, 12–1–22	1,710	2,074
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009, 8.000%, 1–15–22	390	429
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012, 5.250%, 3–1–23	5,690	5,950
Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010:
7.250%, 11–15–40	1,100	1,159
7.375%, 11–15–45	1,500	1,580
Upper IL River Vly Dev Auth, Multi–Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012, 6.500%, 12–1–32	4,935	4,963
Vlg of Bridgeview, Cook Cnty, IL GO Rfdg Bonds, Ser 2014A, 5.500%, 12–1–43	5,000	5,160
Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd. Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012, 5.625%, 12–1–31	1,505	1,428
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010, 0.000%, 12–1–29 (A)	1,840	1,555
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011, 8.000%, 10–1–36	10,145	11,091

		124,678

Indiana – 3.1%
City of Carmel, IN, Rev Bonds, Ser 2012A:
7.000%, 11–15–27	1,550	1,691
7.000%, 11–15–32	2,000	2,148
7.125%, 11–15–42	7,500	8,017
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008, 6.000%, 1–15–17	10	10
Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B, 6.450%, 1–1–23	200	205
IN Fin Auth, Midwestrn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A, 5.000%, 6–1–39	10,000	10,203
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010, 6.000%, 7–15–27	3,170	3,491
Terre Haute, IN Rev Bonds (Westminister Vlg Proj), Ser 2012, 6.000%, 8–1–39	5,000	4,861
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A, 7.000%, 2–1–30	1,880	1,999
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Standard Avenue Proj), Ser 2006, 5.350%, 1–15–27	3,850	3,937
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010, 6.750%, 1–15–32	1,400	1,532

		38,094

Iowa – 0.3%
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A, 6.750%, 11–15–37	3,000	3,117

Kansas – 0.5%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	500	547
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2009, 6.000%, 9–1–30 (B)	1,000	1,002
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj) Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A, 7.625%, 8–1–37	4,000	4,089

		5,638

Kentucky – 2.3%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	12,000	13,509
6.500%, 3–1–45	6,000	6,780
KY Pub Trans Infra Auth, First Tier Toll Rev Bonds, Ser 2013A, 5.750%, 7–1–49	5,000	5,598
Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp. Proj), Ser 2010, 6.375%, 8–1–40	2,000	2,185

		28,072

Louisiana – 0.7%
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B, 10.500%, 7–1–39	6,000	6,261
LA Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Rfdg Bonds, Ser 2013A, 5.250%, 5–15–35	1,000	1,063
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1–1–40	745	842

		8,166

Maine – 0.2%
ME Hlth and Higher Edu Fac Auth, Rev Bonds (Eastn ME Med Ctr Oblig Group Issue), Ser 2013, 5.000%, 7–1–43	2,000	2,099
Portland, ME, Gen Arpt Rev Bonds, Ser 2010, 5.000%, 1–1–30	500	539

		2,638

Maryland – 0.4%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	500	532
MD Econ Dev Corp., Port Fac Rfdg Rev Bonds (CNX Marine Terminals, Inc. Port of Baltimore Fac), Ser 2010, 5.750%, 9–1–25	4,350	4,760

		5,292

Massachusetts – 2.4%
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC), 0.159%, 1–1–31 (B)	35,000	29,400

Michigan – 6.7%
Detroit, MI, GO Bonds, Ser 2004-A(1) (Insured by AMBAC), 5.250%, 4–1–23 (C)	1,420	1,273
Econ Dev Corp. of Oakland Cnty, Ltd. Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011, 6.500%, 12–1–20	6,425	6,847
Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010: 7.375%, 7–1–35	1,600	1,735
7.500%, 7–1–39	2,500	2,712
Kent Hosp, Fin Auth Rev Bonds (Metro Hosp Proj), Ser 2005A, 6.250%, 7–1–40	15,500	16,116
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012: 7.100%, 10–1–31	1,000	1,010
7.450%, 10–1–41	2,000	2,028
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A, 6.125%, 9–1–40	4,535	4,554
MI Fin Auth, Rev Bonds (Sch Dist of Detroit), Ser 2012, 5.000%, 6–1–20	1,425	1,592
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A, 8.500%, 10–1–45	13,000	13,163
MI Fin Auth, State Aid Rev Notes (Sch Dist of Detroit), Ser 2001A-1, 8.000%, 10–1–30	2,480	2,473
MI Pub Edu Fac Auth, Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2005A, 5.875%, 12–1–30	1,720	1,648
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008A, 6.875%, 6–1–42	16,500	15,743
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Sr Current Int Bonds, Ser 2007A, 5.125%, 6–1–22	4,415	3,873
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V: 8.000%, 9–1–29	55	71

8.250%, 9–1–39	4,750	6,160
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W, 6.000%, 8–1–39	150	168

		81,166

Minnesota – 0.4%
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008B, 6.500%, 11–15–38	4,350	5,109

Missouri – 3.2%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A, 7.750%, 5–1–28	530	589
Belton, MO Tax Incr Rev Bonds (Belton Marketplace Redev Proj), Ser 2012, 6.375%, 12–1–29	1,835	1,835
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004: 6.000%, 3–1–19	2,610	2,615
6.250%, 3–1–24	1,100	1,101
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2006, 5.625%, 3–1–25	520	525
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A, 6.125%, 12–1–36	200	168
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A: 5.250%, 10–1–21	250	238
5.400%, 10–1–26	385	337
5.500%, 10–1–31	425	356
5.550%, 10–1–36	325	263
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006, 5.000%, 11–1–23	2,360	2,362
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008: 6.000%, 4–1–18 (C)	1,170	731
7.000%, 4–1–28 (C)	535	335
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B, 7.000%, 9–1–35	1,000	1,007
Lee’s Summit, MO, Tax Incr Rev Bonds (Summit Fair Proj), Ser 2011, 7.250%, 4–1–30	5,000	5,179
Meadows Trans Dev Dist (Lake Saint Louis, MO), Ser 2010, 5.400%, 5–1–35	1,090	1,135
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007, 4.500%, 11–1–27	225	226
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj-RPA1), Sr Ser B, 9.000%, 11–1–31	7,975	8,453
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM): 0.000%, 7–15–36 (A)	750	265
0.000%, 7–15–37 (A)	1,500	504
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A, 8.000%, 4–1–33 (C)	3,950	1,659

The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007, 5.750%, 3–1–27	100	102
The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A, 5.875%, 11–1–35	250	221
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994: 6.250%, 1–1–24	1,275	1,287
6.500%, 1–1–35	3,000	3,021
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007, 5.750%, 3–1–29	1,000	1,004
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C, 6.000%, 9–1–24 (C)	1,895	131
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	200	206
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002, 7.000%, 8–15–32	3,000	3,002

		38,857

Nebraska – 0.7%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012: 5.250%, 9–1–37	5,000	5,299
5.000%, 9–1–42	3,000	3,114

		8,413

Nevada – 0.2%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	1,500	1,730
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–38	265	313

		2,043

New Hampshire – 0.2%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7–1–41	2,300	2,530

New Jersey – 1.3%
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012: 5.000%, 6–15–26	1,000	1,089
5.000%, 6–15–28	1,000	1,080
5.000%, 6–15–29	500	537
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 2000A, 5.625%, 11–15–30	2,500	2,679
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B: 7.125%, 12–1–23	850	1,087
7.500%, 12–1–32	450	583
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A, 5.000%, 6–1–41	12,000	8,992

		16,047

New York – 2.3%
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM), 5.000%, 10–1–22	1,000	1,146

Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A: 6.500%, 1–1–27	6,750	3,864
6.700%, 1–1–43	13,000	7,443
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007C, 10.000%, 1–1–28 (B)	8,715	4,989
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012, 6.500%, 1–1–46	11,500	10,891

		28,333

North Carolina – 0.1%
NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A, 6.000%, 1–1–39	1,520	1,565

Ohio – 2.3%
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Garfield Heights Proj), Ser 2004D, 5.250%, 5–15–23	1,055	1,045
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B, 7.000%, 5–15–40	2,600	2,866
Cnty of Muskingum, OH, Hosp Fac Rev Bonds (Genesis Hlth Care Sys Oblig Group Proj), Ser 2013, 5.000%, 2–15–48	8,000	7,703
Columbus-Franklin Cnty Fin Auth, Dev Rev Bonds (Cent OH Rgnl Bond Fund), (One Neighborhood Proj), Ser 2010A, 6.500%, 11–15–39	1,225	1,238
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	500	576
OH Higher Edu Fac Rev Bonds (Ashland Univ 2010 Proj), 6.250%, 9–1–24	890	850
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj), 5.750%, 11–15–40	500	546
SE OH Port Auth, Hosp Fac Rev Rfdg and Impvt Bonds (Mem Hlth Sys of OH), Ser 2012, 6.000%, 12–1–42	3,750	3,787
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Sch for the Arts Proj), Ser 2007B, 5.500%, 5–15–28	830	881
Toledo-Lucas Cnty Port Auth, Spl Assmt Rev Bonds (Crocker Park Pub Impvt Proj), Ser 2003, 5.375%, 12–1–35	9,000	9,044

		28,536

Oklahoma – 0.8%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005: 6.125%, 11–15–25	2,000	2,032
6.000%, 11–15–38	7,495	7,536

		9,568

Oregon – 1.0%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008, 8.250%, 1–1–38	1,240	1,490

Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012, 6.000%, 5–15–42	1,900	2,005
OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A: 6.125%, 9–1–30	1,040	1,097
6.375%, 9–1–40	1,750	1,867
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A, 5.500%, 7–1–30	5,180	5,864

		12,323

Pennsylvania – 5.0%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	200	232
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010, 6.125%, 1–1–45	5,000	5,254
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A, 6.125%, 8–15–40	14,500	13,426
PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010, 6.000%, 7–1–43	2,530	2,659
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010, 6.000%, 7–1–21	1,000	1,140
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E, 0.000%, 12–1–38 (B)	19,000	19,457
Philadelphia Auth Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010, 6.375%, 11–15–40	1,000	1,045
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011: 7.150%, 12–15–36	6,000	6,470
7.625%, 12–15–41	6,925	7,654
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012, 6.625%, 12–15–41	2,000	2,124
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser, 5.250%, 8–1–40	1,250	1,401
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992, 7.300%, 7–1–12 (C)	70	21

		60,883

Puerto Rico – 5.5%
Cmnwlth of PR, GO Bonds of 2014, Ser A, 8.000%, 7–1–35	11,000	9,698
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2011C, 6.500%, 7–1–40	3,000	2,280
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A: 5.750%, 7–1–28	3,000	2,217
5.500%, 7–1–39	5,000	3,522
PR Aqueduct and Sewer Auth, Rev Bonds, Ser 2012A (Sr Lien), 5.250%, 7–1–24	9,000	6,311
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A, 6.000%, 7–1–47	12,000	8,118

PR Elec Power Auth, Power Rev Bonds, Ser 2010XX: 5.750%, 7–1–36	2,415	1,070
5.250%, 7–1–40	5,270	2,336
PR Elec Power Auth, Power Rev Bonds, Ser 2012A, 5.000%, 7–1–42	10,000	4,433
PR Elec Power Auth, Power Rev Bonds, Ser 2013A: 7.000%, 7–1–40	1,000	461
7.000%, 7–1–43	14,000	6,448
PR Pub Bldg Auth, Govt Fac Rev Rfdg Bonds, Ser U, 5.250%, 7–1–42	8,755	5,951
PR Pub Fin Corp. (Cmnwlth Approp Bonds), 2011 Ser B: 6.000%, 8–1–25	5,025	3,469
6.000%, 8–1–26	1,000	677
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2009A, 6.375%, 8–1–39	5,500	4,816
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A, 5.375%, 8–1–39	5,000	3,909
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010C, 6.500%, 8–1–35	1,000	902

		66,618

South Carolina – 0.4%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C, 5.750%, 1–1–34	1,550	1,764
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A: 6.000%, 4–1–30	1,510	1,707
6.500%, 4–1–42	750	861

		4,332

Tennessee – 0.8%
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A, 5.500%, 7–1–36	8,515	8,846
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A, 6.500%, 7–1–38	500	572

		9,418

Texas – 15.5%
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	3,250	3,552
Cap Area Cultural Ed Fac Fin Corp., Rev Bds (The Roman Catholic Diocese of Austin), Ser 2005B, 6.125%, 4–1–45	3,150	3,610
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A, 9.500%, 3–1–33	500	624
Cent TX Rgnl Mobil Auth, Sub Lien Rev Rfdg Bonds, Ser 2013, 5.000%, 1–1–33	6,000	6,257
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010: 0.000%, 1–1–36 (A)	500	166
0.000%, 1–1–40 (A)	500	131
Cent TX Rgnl Mobility Auth, Sub Lien Rev Rfdg Bonds, Ser 2013, 5.000%, 1–1–42	3,000	3,086
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A, 5.000%, 11–1–45	8,000	8,328

Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A, 5.500%, 4–1–53	10,000	10,992
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A: 8.625%, 9–1–29	125	141
9.000%, 9–1–38	1,250	1,403
Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009, 7.000%, 8–15–28	500	537
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008: 6.000%, 2–15–33	2,000	2,008
6.000%, 2–15–38	250	249
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A, 6.875%, 5–15–41	3,800	4,541
Houston, TX Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B: 5.000%, 7–1–25	1,000	1,129
5.000%, 7–1–26	2,680	2,999
La Vernia Higher Edu Fin Corp. (KIPP, Inc.), Ser 2009A, 6.375%, 8–15–44	2,000	2,240
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009, 9.000%, 8–15–38	2,520	2,916
Lubbock Hlth Fac Dev Corp., First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A: 6.500%, 7–1–26	1,500	1,559
6.625%, 7–1–36	7,000	7,223
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011, 6.875%, 12–1–24	2,540	2,667
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C, 0.000%, 9–1–43 (A)	8,500	6,956
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A: 6.250%, 8–15–29	350	392
6.500%, 8–15–39	200	225
Red River Hlth Fac Dev Corp., First Mtg Rev Bonds (Eden Home, Inc. Proj), Ser 2012: 7.000%, 12–15–32	6,200	6,369
7.250%, 12–15–42	3,800	3,880
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B, 8.000%, 7–1–38	8,000	8,638
Tarrant Cnty Cultural Edu Fac Fin Corp., Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A, 7.750%, 6–1–39	155	170
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (NW Sr Hsng Corp. – Edgemere Proj), Ser 2006A: 6.000%, 11–15–26	2,035	2,119
6.000%, 11–15–36	6,615	6,808
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007: 5.500%, 11–15–22	2,000	2,078
5.625%, 11–15–27	250	257
5.750%, 11–15–37	6,840	6,954
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A: 8.000%, 11–15–29	2,500	2,452
8.125%, 11–15–39	5,000	4,897

Travis Cnty Hlth Fac Dev Corp., Ret Fac Rev Bonds (Querencia at Barton Creek Proj), Ser 2005A, 5.100%, 11–15–15	400	414
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012, 5.000%, 12–15–32	3,000	3,178
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	12,975	15,228
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010: 7.500%, 6–30–32	2,000	2,467
7.500%, 6–30–33	2,700	3,323
7.000%, 6–30–40	13,430	16,003
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2–15–40	10,000	11,174
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A, 7.125%, 2–15–40	2,000	2,204
TX Trans Comsn Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012-A, 5.000%, 8–15–41	10,000	10,641
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011, 8.000%, 8–15–34	5,000	5,889

		189,074

Utah – 0.5%
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010, 6.375%, 7–15–40	2,160	2,118
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010, 6.250%, 7–15–30	1,015	1,084
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B, 7.000%, 7–15–45	2,100	2,298

		5,500

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A, 6.625%, 10–1–29	935	1,045

Virginia – 2.3%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A: 6.000%, 6–1–43	3,039	2,729
2.000%, 10–1–48	983	20
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A, 8.000%, 7–1–38	470	559
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C: 7.250%, 7–1–19	740	814
7.500%, 7–1–29	25	29
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds, Ser 2011A, 6.875%, 3–1–36	4,300	4,944

Norfolk Redev and Hsng Auth, First Mtg Rev Bonds (Fort Norfolk Ret Cmnty, Inc. – Harbor’s Edge Proj), Ser 2004A, 6.125%, 1–1–35	1,000	1,000
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 L.P. – Sussex Apt Proj), Ser 1996, 8.000%, 9–1–26	435	435
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012: 6.000%, 1–1–37	8,000	8,839
5.500%, 1–1–42	7,500	7,984

		27,353

Washington – 1.7%
Indl Dev Corp of the Port of Seattle, Spl Fac Rev Rfdg Bonds (Delta Air Lines, Inc. Proj), Ser 2012, 5.000%, 4–1–30	4,000	4,019
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008, 6.625%, 12–1–21	2,100	2,330
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009: 6.250%, 7–1–24	795	894
7.000%, 7–1–31	1,680	1,908
7.000%, 7–1–39	2,000	2,258
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.375%, 3–1–38	250	304
WA State Hsng Fin Comsn (Rockwood Ret Cmnty Proj), Nonprofit Hsng Rev and Rfdg Rev Bonds, Ser 2014A, 7.500%, 1–1–49	8,000	8,740

		20,453

West Virginia – 0.4%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A, 6.750%, 10–1–37	4,000	4,474

Wisconsin – 1.3%
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B, 5.000%, 7–1–42	5,000	5,049
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A: 6.125%, 6–1–35	1,220	1,348
6.125%, 6–1–39	250	275
WI Hlth and Edu Fac Auth, Rev Bonds (Saint John’s Cmnty, Inc.), Ser 2009: 7.250%, 9–15–29	2,180	2,471
7.625%, 9–15–39	5,500	6,375

		15,518

TOTAL MUNICIPAL BONDS – 97.1%		$1,179,302
(Cost: $1,170,060)

SHORT-TERM SECURITIES
Commercial Paper – 0.3%
Kroger Co. (The), 0.220%, 7–7–14 (D)	987	987
USAA Capital Corp., 0.060%, 7–2–14 (D)	2,168	2,168

		3,155

Master Note – 0.1%
Toyota Motor Credit Corp., 0.104%, 7–2–14 (E)	1,601	1,601

Municipal Obligations – 0.8%
Metro Atlanta Rapid Transit Auth, Sales Tax Rev Notes, Ser 2012C-2 (Tax-Exempt) (GTD by Bank of NewYork Mellon Corp. (The)), 0.070%, 7–1–14	3,000	3,000
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006, 0.050%, 7–7–14 (E)	950	950
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.060%, 7–7–14 (E)	2,000	2,000
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-2 (GTD by Bank of America N.A.), 0.060%, 7–7–14 (E)	1,000	1,000
OR Hsng and Cmnty Svc Dept, Hsng Dev Rev Bonds (Pearl Fam Hsng Proj), Ser 2009B-1 (GTD by U.S. Bank N.A.), 0.060%, 7–7–14 (E)	2,435	2,435

		9,385

TOTAL SHORT-TERM SECURITIES – 1.2%		$14,141
(Cost: $14,141)

TOTAL INVESTMENT SECURITIES – 98.3%		$1,193,443
(Cost: $1,184,201)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.7%		21,084

NET ASSETS – 100.0%		$1,214,527

Notes to Schedule of Investments

(A)	Zero coupon bond.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at June 30, 2014.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$1,149,902	$29,400
Short-Term Securities	—	14,141	—
Total	$—	$1,164,043	$29,400

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 4-1-14	$26,775
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	2,625
Purchases	—
Sales	—
Accrued discounts/premiums	—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Ending Balance 6-30-14	$29,400
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-14	$2,625

There were no transfers between any levels during the period ended June 30, 2014.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Municipal Bonds	$29,400	Broker	Broker quotes

The following acronyms are used throughout this schedule:

AMBAC = American Municipal Bond Assurance Corp.

AGM = Assured Guaranty Municipal

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,184,201

Gross unrealized appreciation	64,482
Gross unrealized depreciation	(55,240)
Net unrealized appreciation	$9,242

SCHEDULE OF INVESTMENTS Ivy Real Estate Securities Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Diversified REITs – 6.3%
Cousins Properties, Inc.	730	$9,093
Vornado Realty Trust	279	29,811

		38,904

Health Care Facilities – 0.7%
Brookdale Senior Living, Inc. (A)	138	4,604

Hotels, Resorts & Cruise Lines – 0.9%
Marriott International, Inc., Class A	90	5,737

Industrial REITs – 6.5%
DCT Industrial Trust, Inc.	1,455	11,949
EastGroup Properties, Inc.	135	8,639
ProLogis	487	20,025

		40,613

Office REITs – 15.8%
Alexandria Real Estate Equities, Inc.	150	11,638
BioMed Realty Trust, Inc.	316	6,892
Boston Properties, Inc.	225	26,531
Douglas Emmett, Inc.	319	9,001
Duke Realty Corp.	885	16,079
Kilroy Realty Corp.	91	5,678
SL Green Realty Corp.	207	22,684

		98,503

Residential REITs – 19.6%
AvalonBay Communities, Inc.	216	30,727
Camden Property Trust	222	15,788
Education Realty Trust, Inc.	624	6,703
Equity Residential	315	19,820
Essex Property Trust, Inc.	136	25,088
Mid-America Apartment Communities, Inc.	170	12,419
UDR, Inc.	402	11,521

		122,066

Retail REITs – 24.6%
Acadia Realty Trust	392	11,020
DDR Corp.	787	13,877
Federal Realty Investment Trust	115	13,881
General Growth Properties, Inc.	696	16,405
Glimcher Realty Trust	582	6,302
Kimco Realty Corp.	607	13,959
Kite Realty Group Trust	101	622
Macerich Co. (The)	36	2,385
Retail Properties of America, Inc.	410	6,298
Simon Property Group, Inc.	362	60,156
Taubman Centers, Inc.	101	7,687

		152,592

Specialized REITs – 23.0%
CubeSmart	412	7,541
Extra Space Storage, Inc.	285	15,160
HCP, Inc.	280	11,591
Health Care REIT, Inc.	248	15,548
Host Hotels & Resorts, Inc.	748	16,454
LaSalle Hotel Properties	258	9,120
Pebblebrook Hotel Trust	190	7,033
Public Storage, Inc.	138	23,629
Sabra Health Care REIT, Inc.	212	6,098
Sunstone Hotel Investors, Inc.	309	4,610
Ventas, Inc.	407	26,114

		142,898

TOTAL COMMON STOCKS – 97.4%		$605,917
(Cost: $433,023)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 2.0%
BorgWarner, Inc., 0.270%, 7–16–14 (B)	$2,000	2,000
Exxon Mobil Corp., 0.050%, 7–1–14 (B)	3,001	3,001
Kroger Co. (The), 0.190%, 7–1–14 (B)	2,000	2,000
USAA Capital Corp.:
0.060%, 7–1–14 (B)	3,000	3,000
0.060%, 7–2–14 (B)	2,086	2,086

		12,087

Master Note – 0.4%
Toyota Motor Credit Corp., 0.104%, 7–2–14 (C)	2,564	2,564

TOTAL SHORT-TERM SECURITIES – 2.4%		$14,651
(Cost: $14,651)

TOTAL INVESTMENT SECURITIES – 99.8%		$620,568
(Cost: $447,674)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,426

NET ASSETS – 100.0%		$621,994

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$605,917	$—	$—
Short-Term Securities	—	14,651	—
Total	$605,917	$14,651	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$447,674

Gross unrealized appreciation	172,894
Gross unrealized depreciation	—
Net unrealized appreciation	$172,894

SCHEDULE OF INVESTMENTS Ivy Science and Technology Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Application Software – 7.2%
ACI Worldwide, Inc. (A)	1,858	$103,705
Aspen Technology, Inc. (A)	4,250	197,220
Qlik Technologies, Inc. (A)	2,243	50,733
Silver Spring Networks, Inc. (A)(B)	4,810	64,114

		415,772

Biotechnology – 5.6%
Evogene Ltd. (A)	1,198	19,539
Isis Pharmaceuticals, Inc. (A)	2,973	102,430
Vertex Pharmaceuticals, Inc. (A)	2,153	203,856

		325,825

Commodity Chemicals – 0.2%
BioAmber, Inc. (A)(B)	1,352	13,454

Communications Equipment – 0.7%
Ruckus Wireless, Inc. (A)	3,178	37,851

Construction & Engineering – 2.0%
Abengoa S.A., Class B (C)	3,518	18,557
Abengoa S.A., Class B ADR	3,731	99,321

		117,878

Consumer Electronics – 3.5%
Garmin Ltd.	1,367	83,256
Harman International Industries, Inc.	1,125	120,838

		204,094

Data Processing & Outsourced Services – 12.2%
Alliance Data Systems Corp. (A)	974	274,022
Euronet Worldwide, Inc. (A)(B)	3,715	179,226
EVERTEC, Inc.	2,519	61,051
QIWI plc ADR	2,125	85,697
WNS (Holdings) Ltd. ADR (A)(B)	5,625	107,889

		707,885

Electrical Components & Equipment – 0.3%
SolarCity Corp. (A)	221	15,610

Electronic Components – 1.7%
Universal Display Corp. (A)	2,176	69,837
Vishay Intertechnology, Inc.	1,930	29,902

		99,739

Electronic Equipment & Instruments – 1.0%
FLIR Systems, Inc.	1,601	55,617

Fertilizers & Agricultural Chemicals – 2.6%
Marrone Bio Innovations, Inc. (A)(B)	2,608	30,303
Monsanto Co.	970	120,972

		151,275

Health Care Equipment – 3.1%
Boston Scientific Corp. (A)	7,827	99,948
Cardiovascular Systems, Inc. (A)	766	23,872
Volcano Corp. (A)(B)	3,192	56,216

		180,036

Health Care Facilities – 1.2%
Tenet Healthcare Corp. (A)	1,457	68,410

Health Care Technology – 1.3%
Cerner Corp. (A)	1,416	73,022

Industrial Conglomerates – 0.8%
Toshiba Corp. (C)	10,424	48,670

Industrial Machinery – 2.8%
ESCO Technologies, Inc.	114	3,956
Pentair, Inc. (A)	2,182	157,351

		161,307

Integrated Telecommunication Services – 0.6%
Windstream Corp.	3,766	37,513

Internet Retail – 0.4%
Coupons.com, Inc. (A)	797	20,956

Internet Software & Services – 5.6%
21Vianet Group, Inc. ADR (A)	856	25,657
Facebook, Inc., Class A (A)	2,193	147,575
Google, Inc., Class A (A)	129	75,130
Google, Inc., Class A (A)	129	73,923

		322,285

IT Consulting & Other Services – 6.0%
Acxiom Corp. (A)(B)	5,898	127,938
EPAM Systems, Inc. (A)	1,220	53,358
iGATE Corp. (A)(B)	4,515	164,314

		345,610

Managed Health Care – 2.1%
Odontoprev S.A. (C)	5,255	22,667
UnitedHealth Group, Inc.	1,231	100,618

		123,285

Office REITs – 0.6%
QTS Realty Trust, Inc., Class A	1,214	34,760

Pharmaceuticals – 2.8%
Allergan, Inc.	333	56,299
Teva Pharmaceutical Industries Ltd. ADR	2,067	108,347

		164,646

Renewable Electricity – 0.5%
Abengoa Yield plc (A)	750	28,365

Semiconductor Equipment – 1.4%
Lam Research Corp.	441	29,803
Nanometrics, Inc. (A)(B)	1,438	26,252
Photronics, Inc. (A)(B)	3,231	27,788

		83,843

Semiconductors – 24.4%
Advanced Micro Devices, Inc. (A)	7,012	29,379
Cree, Inc. (A)	4,751	237,320
Cypress Semiconductor Corp.	6,249	68,179
Dialog Semiconductor plc (A)(C)	2,398	83,150
Marvell Technology Group Ltd.	4,890	70,077
Micron Technology, Inc. (A)	16,627	547,869
Microsemi Corp. (A)	3,990	106,767
NXP Semiconductors N.V. (A)	1,800	119,143
Rambus, Inc. (A)(B)	5,873	83,977
Samsung Electronics Co. Ltd. (C)	54	69,902

		1,415,763

Systems Software – 2.3%
Microsoft Corp.	3,263	136,084

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.	716	66,547

Wireless Telecommunication Service – 1.2%
Sprint Nextel Corp. (A)	7,814	66,653

TOTAL COMMON STOCKS – 95.2%		$5,522,755
(Cost: $3,755,154)

WARRANTS
Commodity Chemicals – 0.1%
BioAmber, Inc., Expires 5–9–17 (D)	1,276	$3,209

TOTAL WARRANTS – 0.1%		$3,209
(Cost: $447)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 5.9%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 0.160%, 8–15–14 (E)	$5,000	4,999
Army & Air Force Exchange Service, 0.100%, 7–17–14 (E)	4,000	4,000
BMW U.S. Capital LLC (GTD by BMW AG), 0.080%, 7–11–14 (E)	31,806	31,804
BorgWarner, Inc., 0.240%, 7–3–14 (E)	10,000	10,000
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.), 0.160%, 9–24–14 (E)	25,000	24,990
Chevron Corp., 0.090%, 8–11–14 (E)	15,000	14,998
Clorox Co. (The), 0.180%, 7–8–14 (E)	5,250	5,250
Danaher Corp., 0.090%, 7–10–14 (E)	15,000	15,000
DTE Electric Co., 0.160%, 7–2–14 (E)	16,000	16,000
Enbridge, Inc., 0.250%, 7–15–14 (E)	5,000	4,999
Exxon Mobil Corp., 0.060%, 7–10–14 (E)	15,000	15,000
General Mills, Inc., 0.150%, 7–21–14 (E)	16,624	16,623
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.090%, 7–8–14 (E)	9,000	9,000
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.): 0.210%, 7–10–14 (E)	5,000	5,000
0.180%, 7–17–14 (E)	10,000	9,999
0.180%, 7–21–14 (E)	10,000	9,999
Hewlett-Packard Co., 0.280%, 7–28–14 (E)	10,000	9,998
International Business Machines Corp., 0.070%, 7–1–14 (E)	10,000	10,000
Kroger Co. (The), 0.230%, 7–24–14 (E)	5,000	4,999
NBCUniversal Enterprise, Inc., 0.230%, 7–11–14 (E)	3,000	3,000
Nestle Finance International Ltd. (GTD by Nestle S.A.), 0.070%, 7–9–14 (E)	10,000	10,000
PACCAR Financial Corp. (GTD by PACCAR, Inc.), 0.080%, 7–8–14 (E)	6,000	6,000
Procter & Gamble Co. (The): 0.060%, 7–14–14 (E)	3,750	3,750
0.060%, 7–16–14 (E)	8,000	8,000
Roche Holdings, Inc., 0.090%, 8–7–14 (E)	8,000	7,999
St. Jude Medical, Inc., 0.230%, 8–5–14 (E)	5,000	4,999
Total Capital Canada Ltd. (GTD by Total S.A.), 0.100%, 7–10–14 (E)	16,848	16,848
USAA Capital Corp.: 0.060%, 7–1–14 (E)	20,000	20,000

0.060%, 7–2–14 (E)	25,811	25,810
Wisconsin Electric Power Co., 0.180%, 7–8–14 (E)	12,000	12,000

		341,064

Master Note – 0.1%
Toyota Motor Credit Corp., 0.104%, 7–2–14 (F)	3,073	3,073

Municipal Obligations – Taxable – 0.1%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.), 0.080%, 7–7–14 (F)	4,000	4,000
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.), 0.040%, 7–7–14 (F)	1,000	1,000
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser E (GTD by Chevron Corp.), 0.030%, 7–1–14 (F)	1,415	1,415
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank N.A.), 0.060%, 7–7–14 (F)	916	916

		7,331

TOTAL SHORT-TERM SECURITIES – 6.1%		$351,468
(Cost: $351,471)

TOTAL INVESTMENT SECURITIES – 101.4%		$5,877,432
(Cost: $4,107,072)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.4%)		(78,590)

NET ASSETS – 100.0%		$5,798,842

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Listed on an exchange outside the United States.

(D)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Rate shown is the yield to maturity at June 30, 2014.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$225,050	$—	$—
Financials	34,760	—	—
Health Care	935,224	—	—
Industrials	343,465	—	—
Information Technology	3,686,996	—	—
Materials	164,729	—	—
Telecommunication Services	104,166	—	—
Utilities	28,365	—	—
Total Common Stocks	$5,522,755	$—	$—
Warrants	—	3,209	—
Short-Term Securities	—	351,468	—
Total	$5,522,755	$354,677	$—

During the period ended June 30, 2014, securities totaling $2,399 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$4,107,072

Gross unrealized appreciation	1,825,350
Gross unrealized depreciation	(54,990)
Net unrealized appreciation	$1,770,360

SCHEDULE OF INVESTMENTS Ivy Small Cap Growth Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 1.8%
Hub Group, Inc. (A)	421	$21,193

Apparel Retail – 2.0%
AnnTaylor Stores Corp. (A)	352	14,478
Zumiez, Inc. (A)	338	9,325

		23,803

Apparel, Accessories & Luxury Goods – 2.1%
Carter’s, Inc.	96	6,590
Fifth & Pacific Co., Inc. (A)	478	18,215

		24,805

Application Software – 5.0%
Qlik Technologies, Inc. (A)	78	1,767
SS&C Technologies Holdings, Inc. (A)	345	15,260
Tyler Technologies, Inc. (A)	122	11,082
Ultimate Software Group, Inc. (The) (A)	221	30,474

		58,583

Asset Management & Custody Banks – 1.4%
Financial Engines, Inc.	151	6,836
WisdomTree Investment, Inc. (A)	741	9,160

		15,996

Automotive Retail – 4.1%
Asbury Automotive Group, Inc. (A)	330	22,712
Lithia Motors, Inc.	269	25,295

		48,007

Biotechnology – 2.8%
Cepheid (A)	532	25,497
Exact Sciences Corp. (A)	458	7,796

		33,293

Broadcasting – 0.6%
Cumulus Media Inc., Class A (A)	1,054	6,948

Building Products – 0.9%
Armstrong World Industries, Inc. (A)	179	10,303

Communications Equipment – 2.2%
Aruba Networks, Inc. (A)	231	4,044
Ciena Corp. (A)	615	13,323
Finisar Corp. (A)	459	9,065

		26,432

Construction & Engineering – 1.7%
Primoris Services Corp.	700	20,185

Construction Machinery & Heavy Trucks – 3.3%
Wabash National Corp. (A)	1,132	16,135
Westinghouse Air Brake Technologies Corp.	274	22,600

		38,735

Consumer Finance – 1.2%
First Cash Financial Services, Inc. (A)	236	13,616

Data Processing & Outsourced Services – 2.1%
Jack Henry & Associates, Inc.	418	24,812

Distributors – 1.3%
Pool Corp.	279	15,752

Diversified Support Services – 2.4%
Portfolio Recovery Associates, Inc. (A)	470	27,983

Electrical Components & Equipment – 0.6%
Powell Industries, Inc.	107	6,976

Electronic Equipment & Instruments – 0.6%
MTS Systems Corp.	97	6,579

Electronic Manufacturing Services – 1.4%
IPG Photonics Corp. (A)	245	16,849

Environmental & Facilities Services – 2.6%
Team, Inc. (A)	321	13,163
Waste Connections, Inc.	369	17,901

		31,064

Food Distributors – 1.1%
United Natural Foods, Inc. (A)	192	12,518

Health Care Equipment – 4.9%
Cyberonics, Inc. (A)	102	6,396
DexCom, Inc. (A)	607	24,074
Heartware International, Inc. (A)	207	18,275
Novadaq Technologies, Inc. (A)	238	3,919
Thoratec Corp. (A)	184	6,404

		59,068

Health Care Facilities – 0.7%
Surgical Care Affiliates, Inc. (A)	271	7,866

Health Care Supplies – 1.2%
Endologix, Inc. (A)	525	7,988
Spectranetics Corp. (The) (A)	261	5,974

		13,962

Health Care Technology – 0.9%
Medidata Solutions, Inc. (A)	237	10,144

Human Resource & Employment Services – 0.9%
Kforce, Inc.	509	11,009

Industrial Machinery – 3.9%
CLARCOR, Inc.	203	12,562
Graham Corp.	333	11,606
RBC Bearings, Inc.	102	6,501
Tennant Co.	96	7,350
TriMas Corp. (A)	201	7,645

		45,664

Internet Software & Services – 5.9%
ChannelAdvisor Corp. (A)	314	8,273
Criteo S.A. ADR (A)	152	5,133
Demandware, Inc. (A)	440	30,543
OpenTable, Inc. (A)	143	14,815
Rocket Fuel, Inc. (A)	155	4,827
Textura Corp. (A)	282	6,655

		70,246

Investment Banking & Brokerage – 0.9%
Moelis & Co., Class A (A)	320	10,742

Leisure Facilities – 3.2%
Intrawest Resorts Holdings, Inc. (A)	814	9,331
Vail Resorts, Inc.	369	28,441

		37,772

Office Services & Supplies – 1.3%
HNI Corp.	400	15,624

Oil & Gas Equipment & Services – 3.3%
Dril-Quip, Inc. (A)	110	12,049
Matrix Service Co. (A)	836	27,403

		39,452

Oil & Gas Exploration & Production – 3.6%
Athlon Energy, Inc. (A)	317	15,112
Diamondback Energy, Inc. (A)	93	8,214
Rice Energy, Inc. (A)	279	8,480
RSP Permian, Inc. (A)	320	10,387

		42,193

Packaged Foods & Meats – 2.0%
B&G Foods, Inc.	356	11,621
Lance, Inc.	459	12,145

		23,766

Real Estate Services – 0.4%
RE/MAX Holdings, Inc., Class A	174	5,151

Regional Banks – 7.0%
Bank of the Ozarks, Inc.	779	26,071
Cathay General Bancorp	344	8,785
IBERIABANK Corp.	188	13,028
SVB Financial Group (A)	302	35,168

		83,052

Restaurants – 4.4%
Chuy’s Holdings, Inc. (A)	170	6,171
Del Frisco’s Restaurant Group, Inc. (A)	469	12,917
Fiesta Restaurant Group, Inc. (A)	238	11,027
Sonic Corp. (A)	699	15,423
Zoe’s Kitchen, Inc. (A)	189	6,493

		52,031

Semiconductors – 2.7%
Diodes, Inc. (A)	232	6,722
Microsemi Corp. (A)	320	8,563
Power Integrations, Inc.	291	16,761

		32,046

Specialty Stores – 0.7%
Cabela’s, Inc., Class A (A)	140	8,711

Systems Software – 2.2%
A10 Networks, Inc. (A)	516	6,863
MICROS Systems, Inc. (A)	283	19,202

		26,065

Trading Companies & Distributors – 4.2%
Beacon Roofing Supply, Inc. (A)	303	10,029
Rush Enterprises, Inc. (A)	513	17,796
Watsco, Inc.	224	23,008

		50,833

Trucking – 3.0%
Landstar System, Inc.	349	22,342
Saia, Inc. (A)	286	12,582

		34,924

TOTAL COMMON STOCKS – 98.5%		$1,164,753
(Cost: $800,152)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.0%
Exxon Mobil Corp.,
0.050%, 7–1–14 (B)	$8,965	8,965
NBCUniversal Enterprise, Inc.,
0.230%, 7–11–14 (B)	3,000	3,000

		11,965

Master Note – 0.5%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (C)	5,449	5,449

TOTAL SHORT-TERM SECURITIES – 1.5%		$17,414
(Cost: $17,414)

TOTAL INVESTMENT SECURITIES – 100.0%	$1,182,167
(Cost: $817,566)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%	17

NET ASSETS – 100.0%	$1,182,184

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,164,753	$—	$—
Short-Term Securities	—	17,414	—
Total	$1,164,753	$17,414	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$817,566

Gross unrealized appreciation	380,621
Gross unrealized depreciation	(16,020)
Net unrealized appreciation	$364,601

SCHEDULE OF INVESTMENTS Ivy Small Cap Value Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 0.5%
Triumph Group, Inc.	22	$1,508

Apparel Retail – 2.7%
AnnTaylor Stores Corp. (A)	86	3,521
Express, Inc. (A)	104	1,778
Stage Stores, Inc.	158	2,944

		8,243

Application Software – 0.9%
Synchronoss Technologies, Inc. (A)	77	2,692

Auto Parts & Equipment – 3.8%
Dana Holding Corp.	256	6,259
Visteon Corp. (A)	56	5,462

		11,721

Building Products – 4.7%
Armstrong World Industries, Inc. (A)	146	8,380
Continental Building Products, Inc. (A)	152	2,339
NCI Building Systems, Inc. (A)	199	3,870

		14,589

Casinos & Gaming – 2.0%
Pinnacle Entertainment, Inc. (A)	249	6,277

Construction & Engineering – 1.1%
Foster Wheeler Ltd. (A)	104	3,530

Construction Machinery & Heavy Trucks – 2.8%
Manitowoc Co., Inc. (The)	135	4,439
Terex Corp.	103	4,213

		8,652

Consumer Finance – 0.5%
JGWPT Holdings, Inc., Class A (A)	133	1,498

Data Processing & Outsourced Services – 2.3%
CoreLogic, Inc. (A)	101	3,063
EVERTEC, Inc.	170	4,116

		7,179

Forest Products – 1.0%
Boise Cascade Co. (A)	107	3,059

Gas Utilities – 1.1%
Southwest Gas Corp.	65	3,424

Health Care Facilities – 5.0%
Community Health Systems, Inc. (A)	82	3,738
HealthSouth Corp.	123	4,416
LifePoint Hospitals, Inc. (A)	118	7,334

		15,488

Health Care REITs – 0.4%
Titan International, Inc.	73	1,235

Homebuilding – 0.5%
M.D.C. Holdings, Inc.	52	1,584

Life & Health Insurance – 2.8%
American Equity Investment Life Holding Co.	157	3,857
Fidelity & Guaranty Life	205	4,901

		8,758

Marine – 2.6%
Matson, Inc.	302	8,098

Metal & Glass Containers – 1.1%
Owens-Illinois, Inc. (A)	95	3,287

Movies & Entertainment – 3.6%
Carmike Cinemas, Inc. (A)	217	7,620
Cinemark Holdings, Inc.	100	3,518

		11,138

Office REITs – 2.8%
Corporate Office Properties Trust	175	4,878
Lexington Corp. Properties Trust	332	3,651

		8,529

Oil & Gas Equipment & Services – 4.0%
Basic Energy Services, Inc. (A)	141	4,108
GulfMark Offshore, Inc.	57	2,562
Key Energy Services, Inc. (A)	388	3,543
McDermott International, Inc. (A)	283	2,292

		12,505

Oil & Gas Exploration & Production – 0.4%
RSP Permian, Inc. (A)	39	1,268

Oil & Gas Refining & Marketing – 1.9%
Western Refining, Inc.	153	5,753

Oil & Gas Storage & Transportation – 4.0%
Atlas Energy L.P.	102	4,596
Atlas Pipeline Partners L.P.	226	7,781

		12,377

Property & Casualty Insurance – 1.8%
Argo Group International Holdings Ltd.	107	5,479

Real Estate Operating Companies – 1.4%
Forest City Enterprises, Inc., Class A (A)	225	4,463

Regional Banks – 8.6%
First Horizon National Corp.	424	5,033
Synovus Financial Corp.	157	3,818
Texas Capital Bancshares, Inc. (A)	70	3,771
Webster Financial Corp.	121	3,810
Western Alliance Bancorporation (A)	306	7,279
Zions Bancorporation	106	3,120

		26,831

Reinsurance – 5.0%
Endurance Specialty Holdings Ltd.	92	4,731
Maiden Holdings Ltd.	384	4,640
Reinsurance Group of America, Inc.	75	5,949

		15,320

Semiconductor Equipment – 2.6%
Teradyne, Inc.	414	8,116

Semiconductors – 2.8%
Freescale Semiconductor, Inc. (A)	202	4,736
Spansion, Inc. (A)	175	3,681

		8,417

Specialized REITs – 1.4%
Strategic Hotels & Resorts, Inc. (A)	357	4,177

Specialty Chemicals – 2.9%
Cytec Industries, Inc.	47	4,934
Kraton Performance Polymers, Inc. (A)	184	4,122

		9,056

Steel – 2.1%
SunCoke Energy Partners L.P.	217	6,553

Technology Distributors – 1.7%
Insight Enterprises, Inc. (A)	172	5,275

Trucking – 6.6%
Con-way, Inc.	113	5,716
Marten Transport Ltd.	290	6,470
Saia, Inc. (A)	179	7,859

		20,045

TOTAL COMMON STOCKS – 89.4%		$276,124
(Cost: $203,046)

INVESTMENT FUNDS
Asset Management & Custody Banks – 1.1%
THL Credit, Inc.	245	3,430

TOTAL INVESTMENT FUNDS – 1.1%		$3,430
(Cost: $3,150)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 7.9%
Army & Air Force Exchange Service,
0.090%, 7–16–14 (B)	$3,000	3,000
BorgWarner, Inc.,
0.270%, 7–16–14 (B)	3,000	3,000
DTE Energy Co. (GTD by Detroit Edison Co.),
0.180%, 7–2–14 (B)	5,000	5,000
Kroger Co. (The),
0.190%, 7–1–14 (B)	2,000	2,000
Procter & Gamble Co. (The),
0.060%, 7–14–14 (B)	3,000	3,000
USAA Capital Corp.:
0.060%, 7–1–14 (B)	5,000	4,999
0.060%, 7–2–14 (B)	3,486	3,486

		24,485

Master Note – 0.7%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (C)	2,037	2,037

Municipal Obligations – Taxable – 0.8%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.040%, 7–1–14 (C)	2,493	2,493

TOTAL SHORT-TERM SECURITIES – 9.4%		$29,015
(Cost: $29,015)

TOTAL INVESTMENT SECURITIES – 99.9%		$308,569
(Cost: $235,211)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		387

NET ASSETS – 100.0%		$308,956

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following written options were outstanding at June 30, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Manitowoc Co., Inc. (The)	Societe Generale Bank	Call	675	August 2014	$35.00	$61	$(51)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$276,124	$—	$—
Investment Funds	3,430	—	—
Short-Term Securities	—	29,015	—
Total	$279,554	$29,015	$—
Liabilities
Written Options	$—	$51	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$235,211

Gross unrealized appreciation	76,098
Gross unrealized depreciation	(2,740)
Net unrealized appreciation	$73,358

SCHEDULE OF INVESTMENTS Ivy Tax-Managed Equity Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.0%
Boeing Co. (The)	5	$692
Precision Castparts Corp.	3	775

		1,467

Application Software – 2.2%
Adobe Systems, Inc. (A)	15	1,093

Automotive Retail – 1.1%
AutoZone, Inc. (A)	1	552

Biotechnology – 10.1%
Alexion Pharmaceuticals, Inc. (A)	3	484
Biogen Idec, Inc. (A)	5	1,513
Gilead Sciences, Inc. (A)	28	2,312
Incyte Corp. (A)	6	361
KYTHERA Biopharmaceuticals, Inc. (A)	8	311

		4,981

Brewers – 1.8%
Anheuser-Busch InBev S.A. ADR	7	841

Broadcasting – 3.0%
CBS Corp., Class B	24	1,502

Cable & Satellite – 3.9%
Comcast Corp., Class A	17	896
Time Warner Cable, Inc.	7	1,032

		1,928

Casinos & Gaming – 5.5%
Las Vegas Sands, Inc.	24	1,803
Wynn Resorts Ltd.	4	905

		2,708

Communications Equipment – 0.8%
F5 Networks, Inc. (A)	4	390

Construction Machinery & Heavy Trucks – 1.6%
Caterpillar, Inc.	8	815

Consumer Electronics – 2.0%
Harman International Industries, Inc.	9	978

Data Processing & Outsourced Services – 8.1%
FleetCor Technologies, Inc. (A)	6	725
MasterCard, Inc., Class A	22	1,616
Visa, Inc., Class A	8	1,681

		4,022

Food Retail – 1.3%
Casey’s General Stores, Inc.	10	668

Footwear – 2.3%
NIKE, Inc., Class B	15	1,145

Health Care Facilities – 4.5%
HCA Holdings, Inc. (A)	22	1,241
Universal Health Services, Inc., Class B	10	986

		2,227

Hotels, Resorts & Cruise Lines – 1.7%
Hilton Worldwide Holdings, Inc. (A)	16	361
Starwood Hotels & Resorts Worldwide, Inc.	6	462

		823

Hypermarkets & Super Centers – 1.0%
Costco Wholesale Corp.	4	502

Industrial Machinery – 4.4%
Flowserve Corp.	8	580
Pall Corp.	8	697
Pentair, Inc. (A)	12	900

		2,177

Internet Retail – 6.2%
Amazon.com, Inc. (A)	3	877
JD.com, Inc. ADR (A)	41	1,155
priceline.com, Inc. (A)	1	1,083

		3,115

Internet Software & Services – 4.6%
Facebook, Inc., Class A (A)	13	872
Google, Inc., Class A (A)	1	702
Google, Inc., Class A (A)	1	690

		2,264

Movies & Entertainment – 1.7%
Twenty-First Century Fox, Inc., Class A	24	844

Oil & Gas Equipment & Services – 5.1%
Halliburton Co.	13	943
National Oilwell Varco, Inc.	3	248
Schlumberger Ltd.	11	1,334

		2,525

Packaged Foods & Meats – 0.9%
Mead Johnson Nutrition Co.	5	460

Personal Products – 1.3%
Estee Lauder Co., Inc. (The), Class A	9	639

Pharmaceuticals – 1.3%
Bristol-Myers Squibb Co.	13	650

Railroads – 5.2%
Canadian Pacific Railway Ltd.	6	1,069
Kansas City Southern	7	711
Union Pacific Corp.	8	832

		2,612

Restaurants – 0.6%
Starbucks Corp.	4	320

Semiconductor Equipment – 1.8%
Applied Materials, Inc.	40	902

Technology Hardware, Storage & Peripherals – 4.1%
Apple, Inc.	22	2,010

Tobacco – 1.4%
Philip Morris International, Inc.	8	715

Trading Companies & Distributors – 0.1%
NOW, Inc. (A)	1	27

Wireless Telecommunication Service – 2.6%
SBA Communications Corp. (A)	13	1,280

TOTAL COMMON STOCKS – 95.2%		$47,182
(Cost: $33,101)

SHORT-TERM SECURITIES	Principal
Master Note – 4.7%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (B)	$2,311	2,311

TOTAL SHORT-TERM SECURITIES – 4.7%		$2,311
(Cost: $2,311)

TOTAL INVESTMENT SECURITIES – 99.9%		$49,493
(Cost: $35,412)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		53

NET ASSETS – 100.0%		$49,546

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$47,182	$—	$—
Short-Term Securities	—	2,311	—
Total	$47,182	$2,311	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$35,412

Gross unrealized appreciation	14,160
Gross unrealized depreciation	(79)
Net unrealized appreciation	$14,081

SCHEDULE OF INVESTMENTS Ivy Value Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Asset Management & Custody Banks – 1.8%
Blackstone Group L.P. (The)	157	$5,253

Biotechnology – 1.9%
Amgen, Inc.	46	5,433

Cable & Satellite – 4.0%
Time Warner Cable, Inc.	79	11,681

Consumer Finance – 6.0%
Ally Financial, Inc. (A)	163	3,885
Capital One Financial Corp.	162	13,382

		17,267

Department Stores – 2.0%
Macy’s, Inc.	101	5,866

Diversified Chemicals – 3.1%
Dow Chemical Co. (The)	179	9,186

Drug Retail – 2.7%
CVS Caremark Corp.	104	7,808

Electronic Equipment & Instruments – 4.0%
Xerox Corp.	935	11,633

General Merchandise Stores – 2.8%
Target Corp. (B)	138	7,974

Health Care Distributors – 2.0%
McKesson Corp. (B)	31	5,679

Health Care Facilities – 2.3%
HCA Holdings, Inc. (A)	117	6,602

Hotels, Resorts & Cruise Lines – 1.8%
Wyndham Worldwide Corp.	68	5,141

Industrial Machinery – 1.1%
Parker Hannifin Corp.	25	3,106

Integrated Oil & Gas – 2.8%
Occidental Petroleum Corp.	80	8,210

Investment Banking & Brokerage – 1.0%
Goldman Sachs Group, Inc. (The)	17	2,880

Life & Health Insurance – 2.5%
MetLife, Inc.	130	7,206

Managed Health Care – 4.3%
Humana, Inc. (B)	72	9,235
WellPoint, Inc.	30	3,228

		12,463

Oil & Gas Refining & Marketing – 7.2%
HollyFrontier Corp.	123	5,356
Marathon Petroleum Corp.	122	9,545
Phillips 66	73	5,871

		20,772

Oil & Gas Storage & Transportation – 10.4%
Atlas Energy L.P.	248	11,122
Atlas Pipeline Partners L.P.	218	7,482
MarkWest Energy Partners L.P.	52	3,715
Regency Energy Partners L.P.	239	7,701

		30,020

Other Diversified Financial Services – 8.5%
Citigroup, Inc.	265	12,462
JPMorgan Chase & Co.	211	12,175

		24,637

Pharmaceuticals – 2.5%
Teva Pharmaceutical Industries Ltd. ADR	140	7,360

Property & Casualty Insurance – 2.3%
ACE Ltd.	64	6,606

Reinsurance – 2.9%
Reinsurance Group of America, Inc.	108	8,529

Soft Drinks – 2.0%
Coca-Cola Enterprises, Inc. (C)	123	5,872

Specialty Chemicals – 3.1%
LyondellBasell Industries N.V., Class A	91	8,847

Technology Hardware, Storage & Peripherals – 8.9%
SanDisk Corp.	114	11,853
Western Digital Corp.	151	13,918

		25,771

Tobacco – 2.9%
Philip Morris International, Inc.	100	8,415

TOTAL COMMON STOCKS – 96.8%		$280,217
(Cost: $216,307)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.3%
Kroger Co. (The),
0.190%, 7–1–14 (D)	$2,000	2,000
USAA Capital Corp.,
0.060%, 7–2–14 (D)	4,676	4,676

		6,676

Master Note – 0.9%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (E)	2,495	2,495

TOTAL SHORT-TERM SECURITIES – 3.2%		$9,171
(Cost: $9,171)

TOTAL INVESTMENT SECURITIES – 100.0%		$289,388
(Cost: $225,478)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		70

NET ASSETS – 100.0%		$289,458

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Rate shown is the yield to maturity at June 30, 2014.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following written options were outstanding at June 30, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Coca-Cola Enterprises, Inc.	Morgan Stanley & Co., Inc.	Call	1,130	August 2014	$49.00	$71	$(105)
Humana, Inc.	N/A	Call	224	August 2014	140.00	30	(27)
Limited Brands, Inc.	N/A	Put	152	August 2014	55.00	27	(9)
McKesson Corp.	N/A	Call	164	August 2014	200.00	39	(12)
						$167	$(153)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$280,217	$—	$—
Short-Term Securities	—	9,171	—
Total	$280,217	$9,171	$—
Liabilities
Written Options	$47	$106	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

OTC = Over the Counter

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$225,478

Gross unrealized appreciation	65,382
Gross unrealized depreciation	(1,472)
Net unrealized appreciation	$63,910

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 28, 2014

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 28, 2014